UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - June 30, 2005

Item 1:	Reports to Shareholders

Vanguard® Institutional Index Fund
June 30, 2005

CONTENTS
1	CHAIRMAN'S LETTER
5	FUND PROFILE
6	GLOSSARY OF INVESTMENT TERMS
7	PERFORMANCE SUMMARY
8	FINANCIAL STATEMENTS
22	ABOUT YOUR FUND'S EXPENSES
23	ADVISORY AGREEMENT
24	ADVANTAGES OF VANGUARD.COM

SUMMARY
•	Vanguard Institutional Index Fund slipped -0.8% in the first half of the fund's fiscal year, matching the return of the fund's target benchmark.
•	The fund, like its benchmark, retreated in the first quarter of 2005 but recovered somewhat in the second quarter.
•	The strong performance of energy-related stocks was offset by losses in several sectors, including consumer discretionary and technology.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.
•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•	Communicate candidly not only about the rewards of investing but also about the risks and costs.
•	Maintain highly effective controls to safeguard your assets and protect your confidential information.
•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Want less clutter in your mailbox? Just register with Vanguard.com® and opt to get fund reports online.

CHAIRMAN’S LETTER

Dear Shareholder,

During the six months ended June 30, 2005, Vanguard Institutional Index Fund returned –0.8% as U.S. stocks modestly drifted backward and then forward. This return matched the –0.8% return of the fund’s benchmark, the Standard & Poor’s 500 Index, and was slightly better than the –1.2% average return of the fund’s peer group.

Total Returns	Six Months Ended June 30, 2005

Vanguard Institutional Index Fund
Institutional Shares	-0.8%
Institutional Plus Shares	-0.8
S&P 500 Index	-0.8
Average Large-Cap Core Fund*	-1.2

*Derived from data provided by Lipper Inc.

The adjacent table provides the total returns for your fund (both the Institutional Shares and the lower-cost Institutional Plus Shares) and its comparative yardsticks. A more detailed look at your fund’s total returns appears on page 4.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, the broad U.S. market at different times stumbled and recovered during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending), and mounting trade and budget deficits. Some analysts wondered whether the home-buying spree was a problem, given signs that some buyers are speculating on real estate.

Value stocks—those with prices below average, given the companies’ book value and other criteria—prolonged their five-year roll of

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outperforming growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-capitalization stocks topped those of the market’s smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the States and in Europe widened.

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the taxable investment-grade bond market, posted a 2.5% return during the six months. U.S. government and municipal issues performed best, while corporate securities matched the index return and mortgage-backed debt trailed.

The Federal Reserve Board raised the target federal funds rate in four equal steps, leaving it at 3.25% at the end of the period. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow, as prices were propped up by demand for the securities from foreign buyers and pension funds. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

THE FUND DRIFTED WITHIN A NARROW RANGE

Echoing the relatively quiet trading pattern that the U.S. stock market exhibited during the first half of 2005, Vanguard Institutional Index Fund closely tracked the S&P 500 Index with a –2.1% return during the first quarter, as investors grew cautious. There was a modest turnaround in market sentiment in the second quarter, and the fund advanced nearly 1.4%. The net result was a –0.8% decline for the six-month period.

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As energy supplies continued to be tight and prices remained high, bullish sentiment continued to dominate trading among energy-related stocks. The “other energy” sector (+26.0%), which includes firms engaged in oil and natural gas exploration, production, and related products and services, recorded the highest gain. Integrated oils (+17.0%) had an even bigger impact on the fund’s returns because of the larger collective market value of big oil companies such as ExxonMobil, ConocoPhillips, and Chevron. Other advancing sectors included health care (+3.5%) and utilities (+3.8%).

Annualized Expense Ratios:* Your fund compared with its peer group
Expense Ratio

Institutional Index Fund
Institutional Shares	0.050%
Institutional Plus Shares	0.025
Average Large-Cap Core Fund	1.450

*Fund expense ratios reflect the six months ended June 30, 2005. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

Despite these advances, your fund’s performance, like that of the S&P 500 Index, was hurt by retreats in most sectors. Concerns about the sustainability of strong consumer spending in the face of rising short-term interest rates and energy prices weighed down the retailers, media, and entertainment companies that make up the consumer discretionary sector (–5.9%). Meanwhile, technology companies (–5.2%) declined as corporate IT spending continued to disappoint. Interest rate trends helped to slow financial services stocks (–2.1%), the index’s largest sector. And the auto & transportation sector (–15.7%) continued to struggle with fierce competition and formidable health care and pension liabilities.

FOCUSING ON LONG-TERM SUCCESS

The markets and the news media tend to focus on what to do now. As we never get tired of reminding our clients, successful long-term investing doesn’t mean paying attention to yesterday’s performance, today’s news, or analysts’ predictions for tomorrow. Instead, reaching your organization’s long-term goals requires a more patient approach—an approach that Vanguard Institutional Index Fund is ideally suited to support.

Whether the stock market rises or falls sharply or, as in the past six months, meanders sideways, an investment in Vanguard Institutional Index Fund gives you broad exposure to the market’s larger companies and positions your organization to benefit from the U.S. economy’s long-term growth potential.

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In fact, the fund’s diversified nature, low turnover rate, and low costs represent a proven formula for managing all your investments. Long-term success is much more likely with a steady, diversified mix of low-cost stock, bond, and short-term investments tailored to your organization’s situation and goals. Thank you for your confidence in Vanguard. We look forward to reporting to you at the conclusion of 2005.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 19, 2005

Your Fund's Performance at a Glance		December 31, 2004-June 30, 2005
			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Institutional Index Fund
Institutional Shares	$110.70	$108.92	$0.890	$0.000
Institutional Plus Shares	110.71	108.92	0.903	0.000

4

As of 6/30/2005

FUND PROFILE

This Profile provides a snapshot of the fund’s characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 6.

INSTITUTIONAL INDEX FUND
Portfolio Characteristics
	Fund	Target Index*

Number of Stocks	506	500
Median Market Cap	$48.8B	$48.8B
Price/Earnings Ratio	18.0x	18.0x
Price/Book Ratio	2.8x	2.8x
Yield		1.9%
Institutional Shares	1.8%
Institutional Plus Shares	1.8%
Return on Equity	19.6%	19.6%
Earnings Growth Rate	10.7%	10.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate	6%**	—
Expense Ratio		—
Institutional Shares	0.050%**
Institutional Plus Shares	0.025%**
Short-Term Reserves	0%	—

Volatility Measures
	Fund	Target Index*

R-Squared	1.00	1.00
Beta	1.00	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*

Auto & Transportation	2%	2%
Consumer Discretionary	14	14
Consumer Staples	7	7
Financial Services	22	22
Health Care	13	13
Integrated Oils	6	6
Other Energy	3	3
Materials & Processing	3	3
Producer Durables	4	4
Technology	14	14
Utilities	7	7
Other	5	5

Ten Largest Holdings (% of total net assets)
General Electric Co.	3.4%
(conglomerate)
ExxonMobil Corp.	3.3
(oil)
Microsoft Corp.	2.3
(software)
Citigroup, Inc.	2.2
(banking)
Pfizer Inc.	1.9
(pharmaceuticals)
Johnson & Johnson	1.8
(pharmaceuticals)
Bank of America Corp.	1.7
(banking)
Wal-Mart Stores, Inc.	1.5
(retail)
Intel Corp.	1.5
(electronics)
American International Group, Inc.	1.4
(insurance)

Top Ten	21.0%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*	S&P 500 Index.
**	Annualized.

5

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

6

As of 6/30/2005	PERFORMANCE SUMMARY

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005

*Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 17 and 18 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Institutional Index Fund
Institutional Shares	7/31/1990	6.33%	-2.35%	8.23%	1.77%	10.00%
Institutional Plus Shares	7/7/1997	6.36	-2.32	3.47*	1.61*	5.08*

*Return since inception

7

As of 6/30/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Institutional Index Fund	Shares	Market Value^ (000)

COMMON STOCKS (99.6%)(1)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	5,233,492	$361,948
FedEx Corp.	1,419,336	114,980
General Motors Corp.	2,656,958	90,337
Ford Motor Co.	8,646,812	88,543
Burlington Northern
Santa Fe Corp.	1,769,269	83,297
Union Pacific Corp.	1,235,702	80,073
Harley-Davidson, Inc.	1,336,942	66,312
Norfolk Southern Corp.	1,898,655	58,782
PACCAR, Inc.	816,438	55,518
Southwest Airlines Co.	3,464,495	48,260
CSX Corp.	1,017,039	43,387
Genuine Parts Co.	820,144	33,700
*The Goodyear Tire & Rubber Co.	827,329	12,327
Delphi Corp.	2,638,839	12,271
Dana Corp.	706,616	10,606
*Navistar International Corp.	309,717	9,911
Cooper Tire & Rubber Co.	299,861	5,568
Visteon Corp.	607,906	$3,666
*Delta Air Lines, Inc.	676,665	2,544

		1,182,030

Consumer Discretionary (13.4%)
Wal-Mart Stores, Inc.	15,718,438	757,629
Home Depot, Inc.	10,084,060	392,270
*Time Warner, Inc.	22,014,571	367,863
The Walt Disney Co.	9,590,715	241,494
Viacom Inc. Class B	7,539,019	241,399
Gillette Co.	4,687,148	237,310
Target Corp.	4,150,340	225,820
The News Corp., Inc.	13,546,577	219,184
*Yahoo! Inc.	6,167,336	213,698
Lowe's Cos., Inc.	3,629,347	211,301
*eBay Inc.	5,707,573	188,407
McDonald's Corp.	5,955,041	165,252
Kimberly-Clark Corp.	2,247,779	140,688
Carnival Corp.	2,475,957	135,063
Cendant Corp.	4,940,773	110,525
Costco Wholesale Corp.	2,244,304	100,590

8

	Shares	Market Value^ (000)

Best Buy Co., Inc.	1,402,803	$96,162
*Starbucks Corp.	1,831,407	94,610
NIKE, Inc. Class B	1,073,183	92,938
*Kohl's Corp.	1,532,815	85,700
Avon Products, Inc.	2,217,771	83,943
Gannett Co., Inc.	1,167,032	83,011
*Electronic Arts Inc.	1,440,182	81,529
The McGraw-Hill Cos., Inc.	1,759,394	77,853
Waste Management, Inc.	2,667,997	75,611
Clear Channel
Communications, Inc.	2,394,911	74,075
Staples, Inc.	3,459,661	73,760
*Sears Holdings Corp.	480,467	72,008
Yum! Brands, Inc.	1,361,477	70,906
The Gap, Inc.	3,559,013	70,290
Omnicom Group Inc.	861,685	68,814
J.C. Penney Co., Inc.
(Holding Co.)	1,236,606	65,021
Marriott International, Inc.
Class A	932,619	63,623
Harrah's Entertainment, Inc.	853,458	61,509
*Apollo Group, Inc. Class A	767,783	60,056
*Coach, Inc.	1,771,203	59,459
Starwood Hotels & Resorts
Worldwide, Inc.	1,014,952	59,446
Federated Department
Stores, Inc.	800,406	58,654
*Bed Bath & Beyond, Inc.	1,387,511	57,970
May Department Stores Co.	1,406,347	56,479
TJX Cos., Inc.	2,209,394	53,799
Tribune Co.	1,399,628	49,239
International Game Technology	1,614,496	45,448
Hilton Hotels Corp.	1,793,393	42,772
Nordstrom, Inc.	577,196	39,232
Limited Brands, Inc.	1,785,525	38,246
*Univision Communications Inc.	1,365,149	37,610
*Fisher Scientific
International Inc.	564,438	36,632
Eastman Kodak Co.	1,348,349	36,203
Mattel, Inc.	1,933,165	35,377
R.R. Donnelley & Sons Co.	1,001,700	34,569
*Office Depot, Inc.	1,484,047	33,896
Black & Decker Corp.	376,359	33,816
Newell Rubbermaid, Inc.	1,293,472	30,836
Dollar General Corp.	1,417,738	28,865
*AutoZone Inc.	308,268	28,502
*Toys R Us, Inc.	1,040,771	27,560
Cintas Corp.	703,513	27,156
VF Corp.	470,117	26,900
Wendy's International, Inc.	540,068	25,734
*Interpublic Group of Cos., Inc.	1,988,132	24,215
Leggett & Platt, Inc.	890,502	23,670
Darden Restaurants Inc.	684,457	$22,573
Tiffany & Co.	675,026	22,114
Whirlpool Corp.	314,524	22,051
*AutoNation, Inc.	1,049,004	21,526
Knight Ridder	349,473	21,437
New York Times Co. Class A	684,302	21,316
Family Dollar Stores, Inc.	783,035	20,437
Liz Claiborne, Inc.	510,386	20,293
Robert Half International, Inc.	749,194	18,707
Jones Apparel Group, Inc.	566,679	17,590
Alberto-Culver Co. Class B	401,526	17,398
RadioShack Corp.	731,366	16,946
Hasbro, Inc.	787,503	16,372
*Monster Worldwide Inc.	568,421	16,302
The Stanley Works	354,263	16,133
Circuit City Stores, Inc.	899,429	15,551
International Flavors &
Fragrances, Inc.	416,026	15,068
Sabre Holdings Corp.	616,221	12,294
Reebok International Ltd.	263,857	11,037
Meredith Corp.	210,998	10,352
*Allied Waste Industries, Inc.	1,271,350	10,082
OfficeMax, Inc.	331,950	9,882
*Convergys Corp.	668,917	9,512
Snap-On Inc.	271,432	9,310
Dillard's Inc.	336,446	7,880
*Big Lots Inc.	534,788	7,081
Maytag Corp.	375,010	5,873
Viacom Inc. Class A	36,030	1,161
News Corp., Inc., Class B	4,500	76

		6,868,551

Consumer Staples (7.4%)
Altria Group, Inc.	9,729,864	629,133
The Procter & Gamble Co.	11,626,062	613,275
The Coca-Cola Co.	10,633,641	443,954
PepsiCo, Inc.	7,867,542	424,297
Walgreen Co.	4,803,560	220,916
Anheuser-Busch Cos., Inc.	3,647,707	166,883
Colgate-Palmolive Co.	2,458,162	122,687
CVS Corp.	3,806,029	110,641
Sysco Corp.	2,974,315	107,640
General Mills, Inc.	1,737,032	81,276
Sara Lee Corp.	3,697,692	73,251
Kellogg Co.	1,642,092	72,975
*The Kroger Co.	3,422,791	65,136
The Hershey Co.	1,021,200	63,417
Wm. Wrigley Jr. Co.	920,137	63,342
H.J. Heinz Co.	1,644,059	58,233
ConAgra Foods, Inc.	2,432,317	56,332
Safeway, Inc.	2,104,963	47,551
Campbell Soup Co.	1,524,897	46,921
Reynolds American Inc.	547,345	43,131

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Institutional Index Fund	Shares	Market Value^ (000)

The Clorox Co.	723,932	$40,337
Coca-Cola Enterprises, Inc.	1,658,719	36,508
Albertson's, Inc.	1,729,841	35,773
UST, Inc.	776,738	35,466
The Pepsi Bottling Group, Inc.	920,715	26,342
Brown-Forman Corp. Class B	423,797	25,623
Molson Coors
Brewing Co. Class B	368,707	22,860
SuperValu Inc.	639,397	20,851
McCormick & Co., Inc.	634,918	20,749
*Constellation
Brands, Inc. Class A	6,245	184

		3,775,684

Financial Services (21.3%)
Citigroup, Inc.	24,440,959	1,129,906
Bank of America Corp.	18,894,217	861,765
American International
Group, Inc.	12,191,496	708,326
JPMorgan Chase & Co.	16,531,705	583,900
Wells Fargo & Co.	7,927,587	488,181
Wachovia Corp.	7,406,477	367,361
American Express Co.	5,502,363	292,891
Morgan Stanley	5,147,458	270,087
Fannie Mae	4,547,524	265,575
U.S. Bancorp	8,610,861	251,437
Merrill Lynch & Co., Inc.	4,441,588	244,332
The Goldman Sachs Group, Inc.	2,076,173	211,811
Freddie Mac	3,244,732	211,654
Allstate Corp.	3,139,697	187,597
Washington Mutual, Inc.	4,121,664	167,711
Prudential Financial, Inc.	2,452,542	161,034
MBNA Corp.	5,956,007	155,809
MetLife, Inc.	3,445,465	154,839
First Data Corp.	3,658,388	146,848
Lehman Brothers Holdings, Inc.	1,299,608	129,025
St. Paul Travelers Cos., Inc.	3,165,681	125,139
SunTrust Banks, Inc.	1,596,532	115,333
Automatic Data Processing, Inc.	2,740,827	115,032
Countrywide Financial Corp.	2,761,221	106,611
The Bank of New York Co., Inc.	3,657,384	105,259
The Hartford Financial
Services Group Inc.	1,393,683	104,220
BB&T Corp.	2,567,031	102,604
AFLAC Inc.	2,357,251	102,022
Fifth Third Bancorp	2,451,375	101,021
SLM Corp.	1,971,253	100,140
National City Corp.	2,791,949	95,261
Capital One Financial Corp.	1,184,582	94,778
Progressive Corp. of Ohio	934,100	92,298
Golden West Financial Corp.	1,328,174	85,508
The Chubb Corp.	917,845	78,577
State Street Corp.	1,555,171	75,037
Simon Property Group, Inc. REIT	1,032,156	$74,821
Regions Financial Corp.	2,178,809	73,818
PNC Financial Services Group	1,332,167	72,550
Franklin Resources Corp.	930,711	71,646
Marsh & McLennan Cos., Inc.	2,502,726	69,325
CIGNA Corp.	615,056	65,829
KeyCorp	1,914,693	63,472
Equity Office Properties
Trust REIT	1,914,115	63,357
North Fork Bancorp, Inc.	2,243,067	63,008
ACE Ltd.	1,350,082	60,551
Charles Schwab Corp.	5,351,667	60,367
Moody's Corp.	1,297,070	58,316
Loews Corp.	750,141	58,136
The Principal Financial
Group, Inc.	1,379,737	57,811
Mellon Financial Corp.	1,988,717	57,056
Bear Stearns Co., Inc.	533,863	55,490
Paychex, Inc.	1,670,763	54,367
Equity Residential REIT	1,346,104	49,564
XL Capital Ltd. Class A	658,003	48,969
M & T Bank Corp.	459,070	48,276
*SunGard Data Systems, Inc.	1,363,156	47,942
Comerica, Inc.	792,775	45,822
H & R Block, Inc.	776,102	45,286
Marshall & Ilsley Corp.	1,000,027	44,451
Northern Trust Corp.	954,950	43,536
AmSouth Bancorp	1,657,615	43,098
CIT Group Inc.	989,449	42,517
Synovus Financial Corp.	1,461,024	41,888
*Fiserv, Inc.	898,347	38,584
Lincoln National Corp.	816,668	38,318
Sovereign Bancorp, Inc.	1,712,629	38,260
MBIA, Inc.	635,860	37,713
Aon Corp.	1,492,528	37,373
T. Rowe Price Group Inc.	581,527	36,404
Archstone-Smith Trust REIT	933,799	36,063
Ambac Financial Group, Inc.	508,909	35,501
ProLogis REIT	877,123	35,295
SAFECO Corp.	599,009	32,550
Jefferson-Pilot Corp.	638,347	32,185
Plum Creek Timber Co. Inc. REIT	864,819	31,393
Zions Bancorp	421,663	31,005
Cincinnati Financial Corp.	783,502	30,995
MGIC Investment Corp.	443,397	28,918
Huntington Bancshares Inc.	1,091,504	26,349
Compass Bancshares Inc.	582,310	26,204
UnumProvident Corp.	1,400,082	25,650
Torchmark Corp.	489,215	25,537
First Horizon National Corp.	583,311	24,616
*Providian Financial Corp.	1,382,464	24,373
*E*TRADE Financial Corp.	1,730,438	24,209

10

	Shares	Market Value^ (000)

Equifax, Inc.	609,846	$21,778
Apartment Investment &
Management Co.
Class A REIT	448,450	18,351
Janus Capital Group Inc.	1,065,893	16,031
Federated Investors, Inc.	445,552	13,371
Dow Jones & Co., Inc.	333,518	11,823
Ryder System, Inc.	302,599	11,075

		10,960,122

Health Care (13.0%)
Pfizer Inc.	34,932,867	963,448
Johnson & Johnson	13,970,391	908,075
Abbott Laboratories	7,285,498	357,062
*Amgen, Inc.	5,814,044	351,517
Merck & Co., Inc.	10,350,960	318,810
UnitedHealth Group Inc.	5,948,804	310,171
Eli Lilly & Co.	5,323,610	296,578
Medtronic, Inc.	5,682,668	294,305
Wyeth	6,288,587	279,842
Bristol-Myers Squibb Co.	9,181,684	229,358
*WellPoint Inc.	2,878,283	200,444
Schering-Plough Corp.	6,930,475	132,095
Cardinal Health, Inc.	2,012,191	115,862
Aetna Inc.	1,364,682	113,023
HCA Inc.	1,969,158	111,592
Baxter International, Inc.	2,916,495	108,202
Guidant Corp.	1,527,002	102,767
*Boston Scientific Corp.	3,523,143	95,125
*Caremark Rx, Inc.	2,131,412	94,890
*Gilead Sciences, Inc.	2,122,907	93,387
*Zimmer Holdings, Inc.	1,160,418	88,389
Stryker Corp.	1,761,596	83,782
*St. Jude Medical, Inc.	1,701,654	74,209
*Genzyme Corp.-
General Division	1,185,352	71,228
*Medco Health Solutions, Inc.	1,301,624	69,455
Becton, Dickinson & Co.	1,185,968	62,228
*Forest Laboratories, Inc.	1,599,007	62,121
McKesson Corp.	1,386,450	62,099
*Biogen Idec Inc.	1,618,526	55,758
Allergan, Inc.	612,894	52,243
Quest Diagnostics, Inc.	855,240	45,559
Biomet, Inc.	1,182,811	40,973
*Express Scripts Inc.	696,668	34,819
AmerisourceBergen Corp.	495,555	34,268
C.R. Bard, Inc.	493,907	32,850
*Laboratory Corp. of
America Holdings	632,471	31,560
*MedImmune Inc.	1,163,533	31,090
Health Management
Associates Class A	1,158,417	30,327
*Humana Inc.	760,458	30,221
*Hospira, Inc.	742,817	$28,970
*Tenet Healthcare Corp.	2,202,844	26,963
IMS Health, Inc.	1,064,596	26,370
Mylan Laboratories, Inc.	1,266,259	24,363
*Chiron Corp.	695,868	24,279
Bausch & Lomb, Inc.	251,544	20,878
Manor Care, Inc.	406,205	16,139
*Watson Pharmaceuticals, Inc.	517,695	15,303
*Millipore Corp.	234,745	13,317
*King Pharmaceuticals, Inc.	1,136,831	11,846

		6,678,160

Integrated Oils (5.8%)
ExxonMobil Corp.	29,907,477	1,718,783
Chevron Corp.	9,857,925	551,255
ConocoPhillips Co.	6,541,382	376,064
Occidental Petroleum Corp.	1,871,219	143,953
Marathon Oil Corp.	1,573,850	83,996
Unocal Corp.	1,276,971	83,067
Amerada Hess Corp.	403,202	42,945

		3,000,063

Other Energy (2.9%)
Schlumberger Ltd.	2,768,184	210,216
Halliburton Co.	2,376,200	113,630
Devon Energy Corp.	2,225,884	112,808
Burlington Resources, Inc.	1,811,199	100,051
Apache Corp.	1,541,992	99,613
Valero Energy Corp.	1,206,304	95,431
Anadarko Petroleum Corp.	1,107,537	90,984
*Transocean Inc.	1,532,215	82,694
Baker Hughes, Inc.	1,591,255	81,409
EOG Resources, Inc.	1,123,654	63,824
XTO Energy, Inc.	1,695,153	57,618
Williams Cos., Inc.	2,680,942	50,938
*Nabors Industries, Inc.	698,522	42,344
Kerr-McGee Corp.	547,046	41,745
BJ Services Co.	760,400	39,906
Noble Corp.	638,359	39,265
*National Oilwell Varco	808,477	38,435
Sunoco, Inc.	323,238	36,746
El Paso Corp.	3,028,369	34,887
Rowan Cos., Inc.	508,761	15,115
*Calpine Corp.	2,530,582	8,604
*Dynegy, Inc.	1,561,435	7,589

		1,463,852

Materials & Processing (3.4%)
E.I. du Pont de Nemours & Co.	4,679,976	201,286
Dow Chemical Co.	4,516,272	201,110
Alcoa Inc.	4,097,719	107,073
Newmont Mining Corp.
(Holding Co.)	2,095,285	81,779
Monsanto Co.	1,259,569	79,189
Weyerhaeuser Co.	1,150,179	73,209

11

Institutional Index Fund	Shares	Market Value^ (000)

Praxair, Inc.	1,519,291	$70,799
International Paper Co.	2,303,642	69,593
Air Products & Chemicals, Inc.	1,077,365	64,965
Masco Corp.	2,036,885	64,691
Archer-Daniels-Midland Co.	2,929,565	62,634
PPG Industries, Inc.	806,940	50,644
Phelps Dodge Corp.	454,924	42,080
Rohm & Haas Co.	906,300	41,998
Georgia Pacific Group	1,221,656	38,849
American Standard Cos., Inc.	839,055	35,173
Nucor Corp.	752,301	34,320
Ecolab, Inc.	1,031,433	33,377
Freeport-McMoRan
Copper & Gold, Inc. Class B	844,297	31,610
Vulcan Materials Co.	480,338	31,217
Sherwin-Williams Co.	588,094	27,693
Avery Dennison Corp.	477,854	25,307
MeadWestvaco Corp.	875,869	24,559
Fluor Corp.	406,842	23,430
Ashland, Inc.	315,073	22,644
Temple-Inland Inc.	585,325	21,745
Eastman Chemical Co.	377,544	20,822
*Sealed Air Corp.	393,546	19,595
Ball Corp.	517,633	18,614
United States Steel Corp.	536,911	18,454
Sigma-Aldrich Corp.	323,854	18,149
Engelhard Corp.	566,694	16,179
*Pactiv Corp.	701,202	15,132
Bemis Co., Inc.	503,953	13,375
Louisiana-Pacific Corp.	521,339	12,814
Allegheny Technologies Inc.	422,207	9,314
Great Lakes Chemical Corp.	242,247	7,623
*Hercules, Inc.	531,354	7,519

		1,738,564

Producer Durables (4.1%)
The Boeing Co.	3,882,336	256,234
United Technologies Corp.	4,809,422	246,964
Caterpillar, Inc.	1,605,479	153,018
Applied Materials, Inc.	7,723,948	124,973
Lockheed Martin Corp.	1,898,339	123,145
Emerson Electric Co.	1,957,842	122,620
Illinois Tool Works, Inc.	1,282,611	102,198
Northrop Grumman Corp.	1,687,189	93,217
Deere & Co.	1,157,778	75,823
Danaher Corp.	1,292,419	67,645
*Xerox Corp.	4,500,275	62,059
Ingersoll-Rand Co.	791,606	56,481
Pitney Bowes, Inc.	1,080,243	47,045
Pulte Homes, Inc.	557,197	46,944
*Agilent Technologies, Inc.	2,030,787	46,749
Centex Corp.	600,721	42,453
KLA-Tencor Corp.	924,568	40,404
Rockwell Collins, Inc.	837,578	$39,936
*Lexmark International, Inc.	595,013	38,575
Parker Hannifin Corp.	564,402	34,999
Dover Corp.	957,781	34,844
KB HOME	391,702	29,859
Cooper Industries, Inc. Class A	436,248	27,876
Goodrich Corp.	566,435	23,201
W.W. Grainger, Inc.	392,331	21,496
Molex, Inc.	789,566	20,560
*Waters Corp.	551,567	20,502
*Thermo Electron Corp.	757,359	20,350
American Power
Conversion Corp.	852,045	20,100
Pall Corp.	584,861	17,756
Novellus Systems, Inc.	648,850	16,033
Cummins Inc.	204,873	15,286
*Teradyne, Inc.	919,934	11,012
*Andrew Corp.	763,257	9,739
Tektronix, Inc.	415,439	9,667
D. R. Horton, Inc.	1,500	56

		2,119,819

Technology (13.5%)
Microsoft Corp.	47,207,778	1,172,641
Intel Corp.	29,002,161	755,796
*Cisco Systems, Inc.	30,024,880	573,775
International Business
Machines Corp.	7,579,842	562,424
*Dell Inc.	11,374,862	449,421
Hewlett-Packard Co.	13,560,734	318,813
*Oracle Corp.	20,773,854	274,215
QUALCOMM Inc.	7,675,075	253,354
Texas Instruments, Inc.	7,809,396	219,210
Motorola, Inc.	11,521,371	210,380
*EMC Corp.	11,289,089	154,773
*Apple Computer, Inc.	3,871,152	142,497
*Corning, Inc.	6,809,189	113,169
General Dynamics Corp.	941,478	103,129
Raytheon Co.	2,124,839	83,124
*Symantec Corp.	3,340,918	72,632
Computer Associates
International, Inc.	2,499,623	68,690
Adobe Systems, Inc.	2,296,696	65,731
Analog Devices, Inc.	1,737,797	64,837
*Lucent Technologies, Inc.	20,807,240	60,549
*Sun Microsystems, Inc.	15,997,030	59,669
Maxim Integrated
Products, Inc.	1,540,318	58,856
Linear Technology Corp.	1,437,100	52,727
*Veritas Software Corp.	2,007,359	48,980
*Broadcom Corp.	1,374,500	48,808
*Network Appliance, Inc.	1,719,633	48,614
Electronic Data Systems Corp.	2,436,874	46,910

12

	Shares	Market Value^ (000)

L-3 Communications
Holdings, Inc.	557,321	$42,680
Xilinx, Inc.	1,647,560	42,013
Rockwell Automation, Inc.	821,567	40,019
*Intuit, Inc.	870,807	39,282
*Computer Sciences Corp.	864,591	37,783
Autodesk, Inc.	1,073,529	36,897
National Semiconductor Corp.	1,639,376	36,115
*Altera Corp.	1,746,882	34,623
*Freescale Semiconductor, Inc.
Class B	1,566,447	33,177
*Advanced Micro Devices, Inc.	1,855,664	32,177
*NCR Corp.	877,741	30,826
*Affiliated Computer
Services, Inc. Class A	594,535	30,381
*Micron Technology, Inc.	2,888,962	29,496
*Jabil Circuit, Inc.	865,024	26,582
Scientific-Atlanta, Inc.	716,026	23,822
*Comverse Technology, Inc.	941,002	22,255
Siebel Systems, Inc.	2,427,612	21,606
*NVIDIA Corp.	793,904	21,213
*BMC Software, Inc.	1,041,585	18,696
*Avaya Inc.	2,240,103	18,638
*Tellabs, Inc.	2,106,160	18,324
Applera Corp.-Applied
Biosystems Group	927,234	18,239
*Solectron Corp.	4,570,895	17,324
*Citrix Systems, Inc.	796,261	17,247
*Mercury Interactive Corp.	406,961	15,611
*LSI Logic Corp.	1,822,025	15,469
*Sanmina-SCI Corp.	2,471,233	13,518
*QLogic Corp.	427,038	13,183
*Compuware Corp.	1,826,660	13,134
*ADC Telecommunications, Inc.	545,541	11,876
PerkinElmer, Inc.	609,698	11,523
Symbol Technologies, Inc.	1,141,597	11,268
*Novell, Inc.	1,791,246	11,106
*JDS Uniphase Corp.	6,809,890	10,351
*Unisys Corp.	1,593,463	10,087
*Parametric Technology Corp.	1,277,622	8,151
*PMC Sierra Inc.	848,451	7,916
*Freescale Semiconductor Inc.
Class A	320,600	6,736
*CIENA Corp.	2,712,034	5,668
*Gateway, Inc.	1,401,368	4,624
*Applied Micro Circuits Corp.	1,444,406	3,698

		6,947,058

Utilities (7.3%)
Verizon Communications Inc.	13,000,860	449,180
SBC Communications Inc.	15,518,903	368,574
*Comcast Corp. Class A	9,421,870	289,251
BellSouth Corp.	8,602,656	228,573
Sprint Corp.	6,952,361	$174,435
*Nextel Communications, Inc.	5,287,506	170,839
Exelon Corp.	3,143,852	161,374
Duke Energy Corp.	4,354,058	129,446
Southern Co.	3,497,115	121,245
Dominion Resources, Inc.	1,599,858	117,414
ALLTEL Corp.	1,536,746	95,709
TXU Corp.	1,126,130	93,570
FPL Group, Inc.	1,841,642	77,459
Entergy Corp.	996,139	75,258
FirstEnergy Corp.	1,549,161	74,530
AT&T Corp.	3,762,986	71,647
Public Service
Enterprise Group, Inc.	1,121,201	68,191
American Electric
Power Co., Inc.	1,803,627	66,500
PG&E Corp.	1,738,118	65,249
Edison International	1,530,218	62,050
Consolidated Edison Inc.	1,141,699	53,477
PPL Corp.	891,132	52,915
Progress Energy, Inc.	1,167,933	52,837
Ameren Corp.	954,861	52,804
*AES Corp.	3,067,624	50,248
Constellation Energy
Group, Inc.	833,767	48,100
Sempra Energy	1,123,651	46,418
Kinder Morgan, Inc.	509,635	42,402
Cinergy Corp.	931,423	41,746
DTE Energy Co.	817,948	38,255
Xcel Energy, Inc.	1,889,147	36,876
KeySpan Corp.	813,090	33,093
NiSource, Inc.	1,277,259	31,587
*Qwest Communications
International Inc.	7,856,398	29,147
*Comcast Corp. Special Class A	940,053	28,155
Citizens Communications Co.	1,600,293	21,508
CenturyTel, Inc.	616,818	21,360
Pinnacle West Capital Corp.	462,126	20,541
*Allegheny Energy, Inc.	764,209	19,273
TECO Energy, Inc.	973,213	18,403
CenterPoint Energy Inc.	1,364,899	18,030
*CMS Energy Corp.	1,027,931	15,481
NICOR Inc.	207,601	8,547
Peoples Energy Corp.	178,811	7,771

		3,749,468

Other (5.2%)
General Electric Co.	49,828,682	1,726,564
Tyco International Ltd.	9,488,445	277,063
3M Co.	3,615,698	261,415
Honeywell International Inc.	4,007,844	146,807
Fortune Brands, Inc.	683,087	60,658
Johnson Controls, Inc.	901,857	50,802

13

Institutional Index Fund	Shares	Market Value^ (000)

Textron, Inc.	634,419	$48,121
Eaton Corp.	707,755	42,395
ITT Industries, Inc.	433,865	42,358
Brunswick Corp.	456,354	19,769

		2,675,952

TOTAL COMMON STOCKS
(Cost $44,943,248)		51,159,323

TEMPORARY CASH INVESTMENTS (0.6%)(1)

Money Market Fund (0.6%)
Vanguard Market Liquidity
Fund, 3.139%**	119,912,277	119,912
Vanguard Market Liquidity
Fund, 3.139%**—-Note E	179,666,800	179,667

		299,579

	Face
	Amount
	(000)

U.S. Agency Obligations (0.0%)
Federal Home Loan Mortgage Corp.+
(2) 2.945%, 7/5/2005	$10,000	9,997
(2) 3.002%, 7/19/2005	5,000	4,992

	14,989

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $314,568)		314,568

TOTAL INVESTMENTS (100.2%)
(Cost $45,257,816)		51,473,891

OTHER ASSETS AND LIABILITIES (-0.2%)

Other Assets		229,204
Liabilities—Note E		(337457)

		(108,253)

NET ASSETS (100%)		$51,365,638

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)	Securities with a value of $14,989,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$47,302,803
Undistributed Net Investment Income	31,624
Accumulated Net Realized Losses	(2,183,527)
Unrealized Appreciation (Depreciation)
Investment Securities	6,216,075
Futures Contracts	(1,337)

NET ASSETS	$51,365,638

Institutional Shares—Net Assets
Applicable to 342,693,134 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$37,324,907

NET ASSET VALUE PER SHARE—-
INSTITUTIONAL SHARES	$108.92

Institutional Plus Shares—Net Assets
Applicable to 128,909,897 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$14,040,731

NET ASSET VALUE PER SHARE—
INSTITUTIONAL PLUS SHARES	$108.92

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

14

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Institutional Index Fund Six Months Ended June 30, 2005 (000)

INVESTMENT INCOME
Income
Dividends	$442,485
Interest	1,619
Security Lending	619

Total Income	444,723

Expenses
The Vanguard Group—Note B
Management and Administrative
Institutional Shares	8,877
Institutional Plus Shares	1,697

Total Expenses	10,574

NET INVESTMENT INCOME	434,149

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(211,420)
Futures Contracts	(2,430)

REALIZED NET GAIN (LOSS)	(213,850)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	(567,114)
Futures Contracts	(3,319)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(570,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(350,134)

15

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Institutional Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$434,149	$854,929
Realized Net Gain (Loss)	(213,850)	169,402
Change in Unrealized Appreciation (Depreciation)	(570,433)	3,563,876

Net Increase (Decrease) in Net Assets
Resulting from Operations	(350,134)	4,588,207

Distributions
Net Investment Income
Institutional Shares	(295,586)	(614,763)
Institutional Plus Shares	(114,845)	(237,168)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—

Total Distributions	(410,431)	(851,931)

Capital Share Transactions—Note F
Institutional Shares	2,870,274	2,803,963
Institutional Plus Shares	772,660	3,680,092

Net Increase (Decrease) from
Capital Share Transactions	3,642,934	6,484,055

Total Increase (Decrease)	2,882,369	10,220,331

Net Assets
Beginning of Period	48,483,269	38,262,938

End of Period	$51,365,638	$48,483,269

16

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Institutional Index Fund Institutional Shares
Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$110.70	$101.78	$80.45	$104.89	$120.72	$134.02

Investment Operations
Net Investment Income	.94	2.03*	1.54	1.42	1.374	1.403
Net Realized and Unrealized Gain (Loss)
on Investments	(1.83)	8.91	21.32	(24.45)	(15.829)	(13.303)

Total from Investment Operations	(.89)	10.94	22.86	(23.03)	(14.455)	(11.900)

Distributions
Dividends from Net Investment Income	(.89)	(2.02)	(1.53)	(1.41)	(1.375)	(1.400)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.89)	(2.02)	(1.53)	(1.41)	(1.375)	(1.400)

Net Asset Value, End of Period	$108.92	$110.70	$101.78	$80.45	$104.89	$120.72

Total Return	-0.80%	10.86%	28.66%	-22.03%	-11.93%	-8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,325	$34,990	$29,458	$20,361	$24,165	$26,406
Ratio of Total Expenses to Average Net Assets	0.05%†	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.76%†	2.00%*	1.74%	1.57%	1.27%	1.10%
Portfolio Turnover Rate**	6%†	5%	4%	8%	5%	7%

*	Net investment income per share and the ratio of net investment income to average net assets include $.32 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.
†	Annualized.

17

FINANCIAL HIGHLIGHTS (CONTINUED)

Institutional Index Fund Institutional Plus Shares
Six Months Ended June 30,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$110.71	$101.78	$80.45	$104.89	$120.72	$134.02

Investment Operations
Net Investment Income	.943	2.051*	1.562	1.438	1.405	1.449
Net Realized and Unrealized Gain (Loss)
on Investments	(1.830)	8.925	21.320	(24.446)	(15.829)	(13.302)

Total from Investment Operations	(.887)	10.976	22.882	(23.008)	(14.424)	(11.853)

Distributions
Dividends from Net Investment Income	(.903)	(2.046)	(1.552)	(1.432)	(1.406)	(1.447)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.903)	(2.046)	(1.552)	(1.432)	(1.406)	(1.447)

Net Asset Value, End of Period	$108.92	$110.71	$101.78	$80.45	$104.89	$120.72

Total Return	-0.79%	10.90%	28.69%	-22.01%	-11.90%	-8.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,041	$13,493	$8,805	$9,042	$11,349	$10,765
Ratio of Total Expenses to Average Net Assets	0.025%†	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.79%†	2.02%*	1.76%	1.59%	1.31%	1.14%
Portfolio Turnover Rate**	6%†	5%	4%	8%	5%	7%

*	Net investment income per share and the ratio of net investment income to average net assets include $.316 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.
†	Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE fiNANCIAL STATEMENTS.

18

NOTES TO FINANCIAL STATEMENTS

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.	Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.	Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2005, the fund realized $128,685,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the fund had available realized losses of $1,838,574,000 to offset future net capital gains of $32,279,000 through December 31, 2008, $385,639,000 through December 31, 2009, $1,269,960,000 through December 31, 2010, $98,197,000 through December 31, 2011, and $52,499,000 through December 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2005, net unrealized appreciation of investment securities for tax purposes was $6,216,075,000, consisting of unrealized gains of $10,713,689,000 on securities that had risen in value since their purchase and $4,497,614,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	486	$145,253	$(584)
E-mini S&P 500 Index	805	48,119	(753)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2005, the fund purchased $5,223,041,000 of investment securities and sold $1,633,096,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at June 30, 2005, was $162,356,000, for which the fund received cash collateral of $179,667,000.

20

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Institutional Shares
Issued	$5,844,657	54,010	$9,137,149	87,645
Issued in Lieu of Cash Distributions	265,849	2,461	551,014	5,228
Redeemed	(3,240,232)	(29,842)	(6,884,200)	(66,238)

Net Increase (Decrease)—Institutional Shares	2,870,274	26,629	2,803,963	26,635

Institutional Plus Shares
Issued	1,400,167	12,833	4,798,453	46,237
Issued in Lieu of Cash Distributions	101,492	940	218,604	2,076
Redeemed	(728,999)	(6,747)	(1,336,965)	(12,943)

Net Increase (Decrease)—Institutional Plus Shares	772,660	7,026	3,680,092	35,370

21

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

Six Months Ended June 30, 2005
Institutional Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*

Based on Actual Fund Return
Institutional Shares	$1,000.00	$992.05	$0.25
Institutional Plus Shares	1,000.00	992.08	0.12

Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.55	$0.25
Institutional Plus Shares	1,000.00	1,024.67	0.13

*	The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.050% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

22

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the “Performance Summary” section of this report.

COST

The fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below the peer-group average. Information about the fund’s expense ratio appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

23

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you’re like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our Planning & Education and Research Funds & Stocks sections to:

•	Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.
•	Find out how much to save for retirement and your children’s college education—by using our planning tools.
•	Learn how to achieve your goals—by reading our PlainTalk® investment guides.
•	Find your next fund—by using the Compare Funds, Compare Fund Costs, and Narrow Your Fund Choices tools.
•	Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

•	See what you own (at Vanguard and elsewhere) and how your investments are doing.
•	Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
•	Analyze your portfolio’s holdings and performance.
•	Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.
•	Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

24

INVEST WITH VANGUARD FOR YOUR RETIREMENT

Vanguard offers low-cost, high-quality solutions that combine a variety of investment choices to help you achieve your retirement goals.

A Vanguard traditional IRA enables you to make deductible or nondeductible contributions that can grow tax-deferred until you take distributions in retirement, while a Vanguard Roth IRA allows you to make nondeductible contributions with tax-free withdrawals when you take qualified distributions.

With either type of Vanguard IRA®, your investment options include:

• Vanguard mutual funds

Select from our comprehensive lineup of more than 70 low-cost mutual funds suitable for retirement investing—all with no sales commissions—to help you reach your retirement goals. We offer a broad selection of stock, bond, balanced, and money market funds.

• Vanguard Target Retirement Funds

Choose a single, all-in-one portfolio that is professionally managed and well diversified. It automatically shifts from a more aggressive to a more conservative asset allocation as your target retirement date approaches, so you can leave the time-consuming details of portfolio management to Vanguard.

• Other investment options

Consolidate and build your portfolio in a single account that provides access to the universe of stocks, bonds, options, certificates of deposit (CDs), exchange-traded funds (ETFs), and non-Vanguard mutual funds through Vanguard Brokerage Services®.

ROLLOVER OPTIONS

When you change jobs or retire, you can take greater control of your investments by rolling over your assets in an employer-sponsored retirement plan to a Vanguard IRA. To initiate a rollover, visit Vanguard.com, where you can complete our easy online application. You can also print out the application and mail it to us—or call a Vanguard retirement specialist at 800-205-6189.

For more information, visit www.vanguard.com, or call 800-662-7447 for Vanguard funds and 800-992-8327 for non-Vanguard funds offered through Vanguard Brokerage Services, to obtain a prospectus. Investment objectives, risks, charges, expenses, and other important information are contained in the prospectus; read and consider it carefully before investing.

MAXIMIZE YOUR RETIREMENT INVESTMENTS

Are you taking full advantage of your IRA? You should be. With increased contribution limits, these tax-advantaged accounts are powerful options for retirement savers. To take full advantage of your retirement account, consider these simple, but important, steps:

•	Contribute the maximum amount each year.

If you invest as much in your IRA as the law allows—$4,000 for 2005 if you are under the age of 50, and $4,500 if you are aged 50 or older—you will increase your chances of meeting your retirement goals. Provided you meet the eligibility requirements, max out your contribution every year you can.

•	Make automatic contributions.

You can make regular contributions to your IRA by taking advantage of Vanguard’s Automatic Investment Plan, which deducts your contributions from your bank account on a schedule you select—making retirement investing a healthy habit.

•	Keep your savings on course.

Unless you’ve invested in a Vanguard Target Retirement Fund, you should rebalance your account periodically to ensure that your target asset allocations are aligned to meet your retirement objectives.

•	Protect those you care about.

You determine who will receive your retirement assets after your death, so it’s important to keep your beneficiary designations up to date. They will generally override any other instructions—even those in your will.

•	Adopt a long-term approach.

A successful investment strategy requires a long-term perspective and staying on course—even when the financial markets are declining. Market-timing and performance-chasing are losing strategies that can cause you to stray from the path to your retirement goals.

If you have any questions about IRAs or would like to talk to a Vanguard retirement specialist, call 800-205-6189.

THIS PAGE INTENTIONALLY LEFT BLANK.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600 Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Vanguard Brokerage Services, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500® and Standard & Poor’s 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942-8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.	World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q942 082005

Vanguard® Institutional Total Bond Market Index Fund

June 30, 2005

CONTENTS

1	CHAIRMAN'S LETTER

5	FUND PROFILE

6	GLOSSARY OF INVESTMENT TERMS

7	PERFORMANCE SUMMARY

8	FINANCIAL STATEMENTS

39	ABOUT YOUR FUND'S EXPENSES

40	ADVISORY AGREEMENT

SUMMARY

•	Vanguard Institutional Total Bond Market Index Fund posted a 2.6% return during the first half of 2005, ending slightly ahead of its benchmark’s result.

•	The fund’s return led that of its average mutual fund peer.

•	The bond market featured unusual yield variations at the short and long ends of the maturity spectrum: Short-term bond yields rose while longer-term yields were generally lower.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

CHAIRMAN'S LETTER

Dear Shareholder,

The returns from investment-grade bonds during the first half of 2005 were rather modest relative to those seen in the recent past. Rising yields weighed on prices at the short end of the maturity spectrum, while the opposite phenomenon unfolded at the longer end.

In this environment, Vanguard Institutional Total Bond Market Index Fund posted a six-month return of 2.6%.

Total Returns	Six Months Ended June 30, 2005
Vanguard Institutional Total Bond
Market Index Fund	2.6%
Lehman Aggregate Bond Index	2.5
Average Intermediate
Investment Grade Debt Fund*	2.0

*Derived from data provided by Lipper Inc.

The adjacent table presents the total return—capital change plus reinvested distributions—for the fund as well as for comparative yardsticks. The table on page 4 shows the fund’s change in share price and per-share distributions for the period.

The fund’s yield rose modestly during the period, ending at 4.39% on June 30, 0.29 percentage point higher than at the start of the year.

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the taxable investment-grade bond market, posted a modest 2.5% return during the six months. U.S. government and municipal issues performed best, while corporate securities matched the index return, and mortgage-backed debt trailed.

The Federal Reserve Board raised the target federal funds rate in four equal steps, taking it to 3.25% by the end of the period. The yield of the

1

3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow, an unusual departure from the patterns that have emerged in past periods of rate tightening. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending); slower corporate profit growth; and mounting trade and budget deficits. Some analysts wondered if even the home-buying spree was a problem, given signs that some buyers were speculating on real estate.

Value stocks—those with prices below average, given the companies’ book value and other criteria—prolonged their five-year roll of outperforming growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-capitalization stocks topped those of the market’s smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the States and in Europe widened.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*
Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

2

IN AN UNUSUAL BOND MARKET, THE FUND MET ITS OBJECTIVE

At the same time the Federal Reserve Board was raising short-term interest rates, the bond market was digesting numerous economic reports that caused bond yields to respond differently at the short and long ends of the maturity spectrum. While the Fed’s actions and good news on the economic front lifted yields at the short end of the maturity spectrum, yields at the longer end declined for a variety of reasons.

The fund’s capital return for the six months was a modest 0.3%. Income was the dominant component of the total return, accounting for 2.3 percentage points. For index portfolios, of course, the main objective is to track the performance of the benchmark as closely as possible. On this count, the fund was successful in the half-year, actually outperforming the Lehman Aggregate Bond Index by a small amount despite the fund’s expense ratio.

The fund’s success in capturing the index return is a tribute to both the advisor’s skill in developing sophisticated trading and portfolio-construction methods and the portfolio’s low cost.

The fund’s success in this unusual bond-market environment is a credit to the skills of Vanguard Fixed Income Group, the fund’s advisor. The group’s proprietary trading and portfolio-construction methods, together with its skillful management, have helped Vanguard become a leading bond index fund provider. Indeed, in April 2005, our indexed bond assets under management surpassed $50 billion. Another important factor in the fund’s tight tracking, of course, is its very low costs.

A MEASURE OF CONFIDENCE AMID UNCERTAINTY

With the onset of rising short-term interest rates more than a year ago, most investors assumed that higher rates would filter through to all maturity levels across the spectrum, as that was the typical pattern in the bond market. To this point, though, what we have witnessed has been anything but “typical.” Although short-term yields have risen markedly, those increases have not carried over to longer-maturity bond yields.

While it is no cause for alarm, this phenomenon highlights just one of the many uncertainties that bond investing entails. In light of those uncertainties, the benefits of indexing become more evident. Investing in a broad-market bond index fund can give your institution a reasonable

3

level of confidence that it will not miss out on a significant part of the bond market’s return, while also enhancing the predictability of the relative returns your institution can expect to receive on its investment.

As always, we appreciate your confidence in Vanguard.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JULY 18, 2005

Your Fund's Performance at a Glance		December 31, 2004-June 30, 2005

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Institutional Total Bond
Market Index Fund	$51.79	$51.97	$1.133	$0.000

4

FUND PROFILE
As of 6/30/2005	This Profile provides a snapshot of the fund’s characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 6.

INSTITUTIONAL TOTAL BONDMARKET INDEX FUND
Financial Attributes
	Fund	Target Index*
Number of Issues	1,345	6,124
Yield	4.4%	—
Yield to Maturity	4.5% **	4.5%
Average Coupon	5.5%	5.3%
Average Effective Maturity	6.8 years	6.8 years
Average Quality†	Aa1	Aa1
Average Duration	4.2 years	4.2 years
Expense Ratio	0.05%††	—
Short-Term Reserves	0%	—

Volatility Measures
	Fund	Target Index*
R-Squared	1.00	1.00
Beta	1.01	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	1%
1-5 Years	50
5-10 Years	35
10-20 Years	7
20-30 Years	7

Total	100%

Sector Diversification‡ (% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	5%
Finance	8
Foreign	4
Government Mortgage-Backed	35
Industrial	10
Treasury/Agency	36
Utilities	2

Total	100%

Distribution by Credit Quality† (% of portfolio)
Aaa	78%
Aa	5
A	9
Baa	8

Total	100%

Investment Focus

*Lehman Aggregate Bond Index.
**Before expenses.
†Moody’s Investors Service.
††Annualized.
‡The agency and mortgage-backed securities sectors may include issues from government- sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

        Visit our website at Vanguard.com®
for regularly updated fund information.

5

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

6

PERFORMANCE SUMMARY
As of 6/30/2005	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL TOTAL BOND MARKET INDEX FUND
Fiscal-Year Total Returns (%) April 26, 2002-June 30, 2005
	Institutional Total Bond Market					Institutional Total Bond Market
	Index Fund			Lehman*		Index Fund			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return
2002	3.8%	3.5%	7.3%	7.9%	2004	0.0%	4.4%	4.4%	4.3%
2003	0.2	3.9	4.1	4.1	2005**	0.3	2.3	2.6	2.5

*Lehman Aggregate Bond Index.
**Six months ended June 30, 2005.
Note: See Financial Highlights table on page 35 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
			Since Inception
	Inception Date	One Year	Capital	Income	Total
Institutional Total Bond Market Index Fund	4/26/2002	6.89%	1.36%	4.42%	5.78%

7

As of 6/30/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is minimal because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover of this report for further information).

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (68.8%)

U.S. Government Securities (25.5%)
U.S. Treasury Bond	12.000%	8/15/2013	$ 2,500	$ 3,115
U.S. Treasury Bond	13.250%	5/15/2014	750	1,007
U.S. Treasury Bond	11.250%	2/15/2015	1,725	2,725
U.S. Treasury Bond	9.250%	2/15/2016	1,600	2,320
U.S. Treasury Bond	7.500%	11/15/2016	225	295
U.S. Treasury Bond	8.750%	5/15/2017	1,700	2,442
U.S. Treasury Bond	8.875%	8/15/2017	2,240	3,258
U.S. Treasury Bond	9.125%	5/15/2018	3,450	5,165
U.S. Treasury Bond	9.000%	11/15/2018	1,200	1,794
U.S. Treasury Bond	8.875%	2/15/2019	8,650	12,867
U.S. Treasury Bond	8.125%	8/15/2019	3,455	4,900
U.S. Treasury Bond	8.500%	2/15/2020	4,375	6,420
U.S. Treasury Bond	8.750%	5/15/2020	540	810
U.S. Treasury Bond	8.750%	8/15/2020	1,350	2,033
U.S. Treasury Bond	7.875%	2/15/2021	990	1,402
U.S. Treasury Bond	8.125%	5/15/2021	200	290

8

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S. Treasury Bond	8.125%	8/15/2021	$2,600	$3,779
U.S. Treasury Bond	8.000%	11/15/2021	1,705	2,459
U.S. Treasury Bond	7.250%	8/15/2022	2,600	3,542
U.S. Treasury Bond	7.625%	11/15/2022	4,820	6,801
U.S. Treasury Bond	6.250%	8/15/2023	25	31
U.S. Treasury Bond	6.875%	8/15/2025	1,500	2,020
U.S. Treasury Bond	6.750%	8/15/2026	175	235
U.S. Treasury Bond	6.500%	11/15/2026	50	65
U.S. Treasury Bond	6.625%	2/15/2027	30	40
U.S. Treasury Bond	6.375%	8/15/2027	6,050	7,851
U.S. Treasury Bond	5.500%	8/15/2028	4,625	5,453
U.S. Treasury Bond	5.250%	11/15/2028	3,200	3,660
U.S. Treasury Bond	6.125%	8/15/2029	1,775	2,269
U.S. Treasury Note	2.750%	6/30/2006	3,050	3,027
U.S. Treasury Note	7.000%	7/15/2006	11,190	11,580
U.S. Treasury Note	2.375%	8/15/2006	1,975	1,949
U.S. Treasury Note	2.500%	9/30/2006	11,450	11,298
U.S. Treasury Note	6.500%	10/15/2006	6,950	7,202
U.S. Treasury Note	2.875%	11/30/2006	5,025	4,975
U.S. Treasury Note	3.000%	12/31/2006	10,350	10,256
U.S. Treasury Note	3.125%	1/31/2007	1,025	1,017
U.S. Treasury Note	3.750%	3/31/2007	13,000	13,022
U.S. Treasury Note	3.125%	5/15/2007	6,075	6,018
U.S. Treasury Note	2.750%	8/15/2007	6,325	6,208
U.S. Treasury Note	6.125%	8/15/2007	15,100	15,862
U.S. Treasury Note	3.000%	2/15/2008	500	492
U.S. Treasury Note	5.625%	5/15/2008	2,280	2,401
U.S. Treasury Note	3.250%	8/15/2008	7,350	7,260
U.S. Treasury Note	3.125%	10/15/2008	225	221
U.S. Treasury Note	3.375%	11/15/2008	4,025	3,985
U.S. Treasury Note	3.375%	12/15/2008	475	470
U.S. Treasury Note	3.250%	1/15/2009	3,375	3,328
U.S. Treasury Note	2.625%	3/15/2009	6,450	6,215
U.S. Treasury Note	3.125%	4/15/2009	2,825	2,769
U.S. Treasury Note	4.000%	6/15/2009	2,850	2,881
U.S. Treasury Note	3.625%	7/15/2009	1,175	1,171
U.S. Treasury Note	6.000%	8/15/2009	2,200	2,390
U.S. Treasury Note	3.375%	9/15/2009	8,675	8,556
U.S. Treasury Note	3.375%	10/15/2009	7,500	7,396
U.S. Treasury Note	3.500%	12/15/2009	1,950	1,932
U.S. Treasury Note	6.500%	2/15/2010	800	893
U.S. Treasury Note	4.000%	4/15/2010	4,000	4,045
U.S. Treasury Note	5.750%	8/15/2010	800	875
U.S. Treasury Note	5.000%	2/15/2011	550	585
U.S. Treasury Note	5.000%	8/15/2011	1,895	2,022
U.S. Treasury Note	3.875%	2/15/2013	1,950	1,955
U.S. Treasury Note	4.250%	8/15/2013	19,425	19,932
U.S. Treasury Note	4.250%	11/15/2013	12,800	13,126
U.S. Treasury Note	4.750%	5/15/2014	2,275	2,416

				278,778

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Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Agency Bonds and Notes (10.4%)
Federal Home Loan Bank*	2.875%	8/15/2006	$5,000	$4,951
Federal Home Loan Bank*	3.500%	8/15/2006	1,500	1,495
Federal Home Loan Bank*	2.625%	10/16/2006	2,000	1,971
Federal Home Loan Bank*	4.875%	11/15/2006	1,400	1,420
Federal Home Loan Bank*	3.375%	2/23/2007	1,250	1,241
Federal Home Loan Bank*	6.500%	8/15/2007	2,450	2,581
Federal Home Loan Bank*	3.375%	2/15/2008	2,500	2,469
Federal Home Loan Bank*	5.865%	9/2/2008	1,550	1,639
Federal Home Loan Bank*	3.625%	11/14/2008	750	742
Federal Home Loan Bank*	6.500%	11/13/2009	1,300	1,430
Federal Home Loan Bank*	7.625%	5/14/2010	2,850	3,298
Federal Home Loan Bank*	5.750%	5/15/2012	1,800	1,975
Federal Home Loan Bank*	5.250%	6/18/2014	2,250	2,419
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006	3,050	3,103
Federal Home Loan Mortgage Corp.*	2.750%	10/15/2006	3,000	2,961
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	2,750	2,715
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	1,500	1,526
Federal Home Loan Mortgage Corp.*	5.750%	4/15/2008	1,475	1,548
Federal Home Loan Mortgage Corp.*	5.750%	3/15/2009	2,000	2,122
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	1,600	1,763
Federal Home Loan Mortgage Corp.*	7.000%	3/15/2010	2,500	2,822
Federal Home Loan Mortgage Corp.*	4.125%	7/12/2010	4,014	4,032
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	941	1,066
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	750	806
Federal Home Loan Mortgage Corp.*	6.000%	6/15/2011	1,500	1,654
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	2,000	2,124
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2013	750	767
Federal Home Loan Mortgage Corp.*	4.000%	6/12/2013	850	816
Federal Home Loan Mortgage Corp.*	4.500%	7/15/2013	500	511
Federal Home Loan Mortgage Corp.*	5.000%	7/15/2014	2,500	2,641
Federal Home Loan Mortgage Corp.*	6.750%	3/15/2031	889	1,175
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032	132	165
Federal National Mortgage Assn.*	3.125%	7/15/2006	1,500	1,490
Federal National Mortgage Assn.*	2.625%	11/15/2006	3,500	3,446
Federal National Mortgage Assn.*	5.000%	1/15/2007	1,750	1,781
Federal National Mortgage Assn.*	7.125%	3/15/2007	2,500	2,635
Federal National Mortgage Assn.*	5.250%	4/15/2007	1,750	1,793
Federal National Mortgage Assn.*	6.625%	10/15/2007	2,560	2,712
Federal National Mortgage Assn.*	5.750%	2/15/2008	1,850	1,936
Federal National Mortgage Assn.*	6.000%	5/15/2008	1,000	1,057
Federal National Mortgage Assn.*	5.250%	1/15/2009	7,000	7,296
Federal National Mortgage Assn.*	6.375%	6/15/2009	600	652
Federal National Mortgage Assn.*	6.625%	9/15/2009	5,015	5,527
Federal National Mortgage Assn.*	7.250%	1/15/2010	2,830	3,208
Federal National Mortgage Assn.*	6.625%	11/15/2010	500	562
Federal National Mortgage Assn.*	6.250%	2/1/2011	225	246
Federal National Mortgage Assn.*	5.375%	11/15/2011	1,000	1,072
Federal National Mortgage Assn.*	6.125%	3/15/2012	600	670
Federal National Mortgage Assn.*	4.375%	3/15/2013	1,000	1,015
Federal National Mortgage Assn.*	4.625%	5/1/2013	1,150	1,163
Federal National Mortgage Assn.*	4.625%	10/15/2013	1,250	1,285

10

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Federal National Mortgage Assn.*	5.125%	1/2/2014	$ 300	$ 312
Federal National Mortgage Assn.*	5.000%	4/15/2015	475	502
Federal National Mortgage Assn.*	7.125%	1/15/2030	2,100	2,870
Federal National Mortgage Assn.*	6.625%	11/15/2030	800	1,038
Federal Farm Credit Bank*	3.250%	6/15/2007	1,625	1,607
Federal Farm Credit Bank*	3.000%	12/17/2007	625	612
Federal Farm Credit Bank*	3.375%	7/15/2008	350	345
Federal Farm Credit Bank*	3.750%	1/15/2009	400	397
Federal Farm Credit Bank*	4.125%	4/15/2009	200	201
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	1,325	1,499
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	250	281
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	200	225
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	125	141
Tennessee Valley Auth.*	5.375%	11/13/2008	325	339
Tennessee Valley Auth.*	7.125%	5/1/2030	1,150	1,574
Tennessee Valley Auth.*	4.650%	6/15/2035	475	475

				113,912

Mortgage-Backed Securities (32.9%)
Federal Home Loan Mortgage Corp.*	4.000%	7/1/2008-1/1/2020 (1)	7,731	7,606
Federal Home Loan Mortgage Corp.*	4.500%	3/1/2008-4/1/2034 (1)	20,677	20,615
Federal Home Loan Mortgage Corp.*	5.000%	6/1/2007-4/1/2035 (1)	42,182	42,421
Federal Home Loan Mortgage Corp.*	5.500%	12/1/2005-5/1/2035 (1)	35,734	36,298
Federal Home Loan Mortgage Corp.*	6.000%	1/1/2006-3/1/2035 (1)	14,510	14,912
Federal Home Loan Mortgage Corp.*	6.500%	1/1/2008-3/1/2035 (1)	9,191	9,522
Federal Home Loan Mortgage Corp.*	7.000%	2/1/2011-6/1/2032 (1)	2,948	3,102
Federal Home Loan Mortgage Corp.*	7.500%	10/1/2012-2/1/2032 (1)	1,025	1,092
Federal Home Loan Mortgage Corp.*	8.000%	6/1/2012-11/1/2031 (1)	649	698
Federal Home Loan Mortgage Corp.*	8.500%	6/1/2025-5/1/2030 (1)	293	320
Federal Home Loan Mortgage Corp.*	9.000%	2/1/2025-9/1/2030 (1)	26	28
Federal Home Loan Mortgage Corp.*	9.500%	2/1/2025 (1)	4	4
Federal National Mortgage Assn.*	4.000%	9/1/2010-11/1/2018 (1)	4,111	4,045
Federal National Mortgage Assn.*	4.500%	5/1/2018-3/1/2035 (1)	23,599	23,401
Federal National Mortgage Assn.*	5.000%	9/1/2009-5/1/2035 (1)	51,025	51,242
Federal National Mortgage Assn.*	5.500%	5/1/2009-4/1/2035 (1)	57,900	58,810
Federal National Mortgage Assn.*	6.000%	11/1/2008-10/1/2034 (1)	25,411	26,099
Federal National Mortgage Assn.*	6.500%	1/1/2012-10/1/2034 (1)	10,597	10,981
Federal National Mortgage Assn.*	7.000%	7/1/2014-7/1/2034 (1)	4,020	4,234
Federal National Mortgage Assn.*	7.500%	11/1/2011-10/1/2031 (1)	1,234	1,316
Federal National Mortgage Assn.*	8.000%	12/1/2029-6/1/2031 (1)	321	348
Federal National Mortgage Assn.*	8.500%	4/1/2030-4/1/2031 (1)	129	141
Federal National Mortgage Assn.*	9.000%	8/1/2030 (1)	8	8
Federal National Mortgage Assn.*	9.500%	11/1/2025 (1)	12	13
Government National Mortgage Assn	4.500%	8/15/2018-9/15/2033 (1)	1,625	1,622
Government National Mortgage Assn	5.000%	2/15/2018-6/15/2035 (1)	8,737	8,837
Government National Mortgage Assn	5.500%	2/15/2017-3/15/2035 (1)	14,475	14,797
Government National Mortgage Assn	6.000%	9/15/2013-11/15/2034 (1)	8,832	9,120
Government National Mortgage Assn	6.500%	5/15/2013-3/15/2035 (1)	4,402	4,606
Government National Mortgage Assn	7.000%	10/15/2010-6/15/2032 (1)	2,256	2,387
Government National Mortgage Assn	7.500%	5/15/2023-10/15/2031 (1)	837	895
Government National Mortgage Assn	8.000%	7/15/2025-11/15/2030 (1)	861	936

11

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Government National Mortgage Assn	8.500%	12/15/2024-7/15/2030 (1)	$ 67	$ 74
Government National Mortgage Assn	9.000%	5/15/2025-9/15/2030 (1)	35	39
Government National Mortgage Assn	9.500%	11/15/2017 (1)	19	21

				360,590

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $743,855)				753,280

CORPORATE BONDS (26.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.5%)
American Express Credit Account Master Trust	3.340%	12/15/2008 (1)(3)	4,900	4,905
American Express Credit Account Master Trust	3.350%	11/17/2008 (1)(3)	4,100	4,105
California Infrastructure & Economic Development
Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008 (1)	409	416
California Infrastructure & Economic Development
Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008 (1)	455	463
Capital One Master Trust	3.360%	1/15/2009 (1)(3)	3,000	3,003
Capital One Master Trust	5.300%	6/15/2009 (1)	700	711
Chase Credit Card Master Trust	3.280%	3/17/2008 (1)(3)	1,000	1,000
Chase Credit Card Master Trust	3.360%	6/16/2008 (1)(3)	10,000	10,011
Citibank Credit Card Issuance Trust	2.500%	4/7/2008 (1)	1,650	1,634
Citibank Credit Card Issuance Trust	5.650%	6/16/2008 (1)	500	508
Citibank Credit Card Master Trust	5.875%	3/10/2011 (1)	1,750	1,859
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	225	289
Countrywide Home Loans	4.092%	5/25/2033 (1)	682	682
DaimlerChrysler Master Owner Trust	3.245%	1/15/2009 (1)(3)	4,000	4,002
Discover Card Master Trust I	3.370%	9/15/2008 (1)(3)	4,000	4,003
First USA Credit Card Master Trust	3.410%	9/19/2008 (1)(3)	6,000	6,005
Ford Credit Floor Plan Master Owner Trust	3.360%	7/15/2008 (1)(3)	2,000	2,001
Gracechurch Card Funding PLC	3.270%	8/15/2008 (1)(3)	8,000	8,005
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010 (1)	1,057	1,062
Household Credit Card Master Note Trust I	3.360%	8/15/2008 (1)(3)	3,000	3,002
MBNA Credit Card Master Note Trust	3.270%	8/15/2008 (1)(3)	5,000	5,002
MBNA Credit Card Master Note Trust	4.950%	6/15/2009 (1)	1,300	1,320
MBNA Master Credit Card Trust	7.000%	2/15/2012 (1)	800	893
Nissan Auto Lease Trust	2.900%	8/15/2007 (1)	1,400	1,399
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	350	351
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	726	735
PSEG Transition Funding LLC	6.890%	12/15/2017 (1)	200	237
Salomon Brothers Mortgage Securities VII	4.126%	9/25/2033 (1)	1,267	1,270
Toyota Auto Receivables Owner Trust	2.650%	11/15/2006 (1)	166	166
World Omni Auto Receivables Trust	3.540%	6/12/2009 (1)	1,300	1,292

				70,331

Finance (8.3%)
Banking (3.8%)
ABN AMRO Bank NV	7.550%	6/28/2006	175	181
Abbey National PLC	7.950%	10/26/2029	400	557
Amsouth Bancorp	5.200%	4/1/2015	275	289
BB&T Corp.	6.500%	8/1/2011	50	56
BB&T Corp.	4.750%	10/1/2012	150	153
BB&T Corp.	5.200%	12/23/2015	250	261
BB&T Corp.	5.250%	11/1/2019	250	262
BSCH Issuances Ltd.	7.625%	9/14/2010	500	576

12

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Banc One Corp.	7.625%	10/15/2026	$ 100	$ 128
Bank One Corp.	2.625%	6/30/2008	100	96
Bank One Corp.	6.000%	2/17/2009	795	841
Bank One Corp.	7.875%	8/1/2010	725	839
Bank One Corp.	5.250%	1/30/2013	225	233
Bank of America Corp.	7.125%	9/15/2006	600	623
Bank of America Corp.	5.250%	2/1/2007	50	51
Bank of America Corp.	3.375%	2/17/2009	250	244
Bank of America Corp.	4.250%	10/1/2010	200	201
Bank of America Corp.	4.375%	12/1/2010	300	302
Bank of America Corp.	7.400%	1/15/2011	100	115
Bank of America Corp.	6.250%	4/15/2012	500	554
Bank of America Corp.	5.375%	6/15/2014	150	159
Bank of America Corp.	5.625%	3/8/2035	25	26
Bank of New York Co., Inc.	3.750%	2/15/2008	125	124
Bank of New York Co., Inc.	4.950%	3/15/2015	400	411
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	250	291
BankAmerica Capital II	8.000%	12/15/2026	500	541
BankAmerica Corp.	5.875%	2/15/2009	375	395
Barclays Bank PLC	6.278%	12/29/2049	150	153
Citicorp	6.375%	11/15/2008	250	267
Citicorp Capital II	8.015%	2/15/2027	100	109
Citigroup, Inc.	4.250%	7/29/2009	225	226
Citigroup, Inc.	6.500%	1/18/2011	250	278
Citigroup, Inc.	6.000%	2/21/2012	175	192
Citigroup, Inc.	5.625%	8/27/2012	975	1,049
Citigroup, Inc.	5.125%	5/5/2014	325	341
Citigroup, Inc.	5.000%	9/15/2014	204	211
Citigroup, Inc.	4.875%	5/7/2015	200	204
Citigroup, Inc.	6.625%	6/15/2032	275	335
Citigroup, Inc.	5.875%	2/22/2033	100	112
Citigroup, Inc.	6.000%	10/31/2033	200	227
CoreStates Capital Corp.	8.000%	12/15/2026 (2)	425	459
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	675	695
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	250	253
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	500	496
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	200	218
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	700	781
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	100	106
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	275	278
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	100	128
Deutsche Bank Financial LLC	5.375%	3/2/2015	100	105
Fifth Third Bank	3.375%	8/15/2008	200	196
Fifth Third Bank	4.200%	2/23/2010	200	200
Fifth Third Bank	4.750%	2/1/2015	375	382
First Tennessee Bank	5.050%	1/15/2015	75	77
First Union Corp.	7.500%	4/15/2035	50	69
First Union Institutional Capital I	8.040%	12/1/2026	100	108
First Union National Bank	7.800%	8/18/2010	100	116
FirstStar Bank	7.125%	12/1/2009	150	168
Fleet Capital Trust II	7.920%	12/11/2026	400	432
Golden West Financial Corp.	4.125%	8/15/2007	300	301

13

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
HSBC Bank PLC	6.950%	3/15/2011	$ 200	$ 224
HSBC Holdings PLC	7.500%	7/15/2009	100	112
HSBC Holdings PLC	5.250%	12/12/2012	550	574
J.P. Morgan Capital Trust	5.875%	3/15/2035	275	283
J.P. Morgan Chase & Co.	5.250%	5/30/2007	375	383
J.P. Morgan Chase & Co.	4.000%	2/1/2008	250	250
J.P. Morgan Chase & Co.	3.500%	3/15/2009	725	709
J.P. Morgan Chase & Co.	6.625%	3/15/2012	200	223
J.P. Morgan Chase & Co.	5.750%	1/2/2013	200	213
J.P. Morgan Chase & Co.	4.875%	3/15/2014	250	254
J.P. Morgan Chase & Co.	5.125%	9/15/2014	250	256
J.P. Morgan Chase & Co.	5.250%	5/1/2015	200	207
J.P. Morgan, Inc.	6.700%	11/1/2007	400	422
JPM Capital Trust II	7.950%	2/1/2027	150	163
Key Bank NA	4.412%	3/18/2008	350	353
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	300	350
Marshall & Ilsley Bank	4.375%	8/1/2009	300	303
Marshall & Ilsley Bank	4.850%	6/16/2015	250	254
Mellon Capital II	7.995%	1/15/2027	500	542
Mellon Funding Corp.	5.000%	12/1/2014	200	208
National City Bank	4.875%	7/20/2007	50	51
National City Bank	4.150%	8/1/2009	150	150
National City Bank	4.500%	3/15/2010	200	203
National City Corp.	3.200%	4/1/2008	250	244
NationsBank Corp.	6.375%	2/15/2008	500	528
NationsBank Corp.	7.250%	10/15/2025	500	635
PNC Bank NA	5.250%	1/15/2017	175	182
PNC Funding Corp.	5.750%	8/1/2006	500	510
Regions Financial Corp.	6.375%	5/15/2012	300	333
Royal Bank of Canada	4.125%	1/26/2010	425	425
Royal Bank of Scotland Group PLC	7.648%	8/29/2049 (3)	500	633
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	250	258
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	425	440
Salomon Smith Barney Holdings Inc.	6.500%	2/15/2008	1,550	1,645
Sanwa Bank Ltd.	8.350%	7/15/2009	150	170
Sanwa Bank Ltd.	7.400%	6/15/2011	325	368
Southtrust Corp.	5.800%	6/15/2014	125	136
Sumitomo Bank International Finance NV	8.500%	6/15/2009	300	343
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	315	373
SunTrust Banks, Inc.	6.000%	2/15/2026	500	573
Swiss Bank Corp.	7.000%	10/15/2015	100	119
Swiss Bank Corp.	7.375%	6/15/2017	100	124
Synovus Financial Corp.	5.125%	6/15/2017 (2)	200	203
The Chase Manhattan Corp.	7.125%	2/1/2007	250	262
UFJ Finance Aruba AEC	6.750%	7/15/2013	200	224
US Bancorp	5.100%	7/15/2007	500	512
US Bank NA	2.850%	11/15/2006	175	173
US Bank NA	3.700%	8/1/2007	50	50
US Bank NA	4.125%	3/17/2008	350	351
US Bank NA	6.300%	2/4/2014	450	508
US Bank NA	4.950%	10/30/2014	75	78
Union Planters Corp.	7.750%	3/1/2011	400	467

14

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
UnionBanCal Corp.	5.250%	12/16/2013	$ 75	$ 78
Wachovia Bank NA	4.875%	2/1/2015	300	306
Wachovia Corp.	4.950%	11/1/2006	500	507
Wachovia Corp.	3.500%	8/15/2008	500	492
Wachovia Corp.	4.375%	6/1/2010	275	277
Wachovia Corp.	4.875%	2/15/2014	100	102
Wachovia Corp. PUT	6.550%	10/15/35	50	60
Washington Mutual Bank	6.875%	6/15/2011	975	1,094
Washington Mutual Bank	5.125%	1/15/2015	250	257
Washington Mutual Inc.	5.000%	3/22/2012	200	205
Wells Fargo & Co.	4.125%	3/10/2008	875	877
Wells Fargo & Co.	3.125%	4/1/2009	250	242
Wells Fargo & Co.	4.200%	1/15/2010	575	576
Wells Fargo & Co.	4.950%	10/16/2013	300	310
Wells Fargo & Co.	4.750%	2/9/2015	250	254
Wells Fargo & Co.	5.375%	2/7/2035	100	106
World Savings Bank, FSB	4.125%	12/15/2009	200	200
Zions Bancorp	6.000%	9/15/2015	100	110

Brokerage (1.3%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	425	456
Bear Stearns Co., Inc.	4.000%	1/31/2008	275	274
Bear Stearns Co., Inc.	2.875%	7/2/2008	50	48
Bear Stearns Co., Inc.	4.550%	6/23/2010	375	378
Bear Stearns Co., Inc.	5.700%	11/15/2014	350	377
Goldman Sachs Group, Inc.	4.125%	1/15/2008	475	476
Goldman Sachs Group, Inc.	3.875%	1/15/2009	725	716
Goldman Sachs Group, Inc.	4.500%	6/15/2010	550	552
Goldman Sachs Group, Inc.	6.600%	1/15/2012	350	390
Goldman Sachs Group, Inc.	5.700%	9/1/2012	250	266
Goldman Sachs Group, Inc.	5.250%	4/1/2013	700	721
Goldman Sachs Group, Inc.	4.750%	7/15/2013	100	100
Goldman Sachs Group, Inc.	5.250%	10/15/2013	250	258
Goldman Sachs Group, Inc.	5.150%	1/15/2014	250	257
Goldman Sachs Group, Inc.	5.000%	10/1/2014	200	203
Goldman Sachs Group, Inc.	5.500%	11/15/2014	75	79
Goldman Sachs Group, Inc.	5.125%	1/15/2015	250	256
Goldman Sachs Group, Inc.	6.125%	2/15/2033	200	218
Goldman Sachs Group, Inc.	6.345%	2/15/2034	375	409
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	400	399
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	425	453
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	100	98
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	850	833
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	50	50
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	175	196
Merrill Lynch & Co., Inc.	5.360%	2/1/2007	250	255
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	275	275
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	150	150
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	225	224
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	400	398
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	50	53
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	700	712

15

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	$ 450	$ 537
Morgan Stanley Dean Witter	6.875%	3/1/2007	200	209
Morgan Stanley Dean Witter	5.800%	4/1/2007	950	978
Morgan Stanley Dean Witter	3.625%	4/1/2008	500	492
Morgan Stanley Dean Witter	3.875%	1/15/2009	350	346
Morgan Stanley Dean Witter	6.750%	4/15/2011	100	111
Morgan Stanley Dean Witter	4.750%	4/1/2014	800	789
Morgan Stanley Dean Witter	7.250%	4/1/2032	450	572

Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	125	126
American Express Co.	4.750%	6/17/2009	100	102
American Express Credit Corp.	3.000%	5/16/2008	300	291
American General Finance Corp.	5.750%	3/15/2007	500	513
American General Finance Corp.	3.875%	10/1/2009	175	171
American General Finance Corp.	4.875%	5/15/2010	200	203
American General Finance Corp.	5.375%	10/1/2012	75	78
CIT Group Co. of Canada	5.200%	6/1/2015 (2)	375	378
CIT Group Co. of Canada	7.375%	4/2/2007	350	369
CIT Group Co. of Canada	5.750%	9/25/2007	200	207
CIT Group Co. of Canada	3.650%	11/23/2007	50	49
CIT Group Co. of Canada	4.000%	5/8/2008	250	248
CIT Group Co. of Canada	4.650%	7/1/2010 (2)	350	351
CIT Group Co. of Canada	4.750%	12/15/2010	50	51
CIT Group Co. of Canada	5.125%	9/30/2014	100	101
CIT Group Co. of Canada	5.000%	2/1/2015	150	151
Capital One Bank	4.875%	5/15/2008	675	685
Capital One Bank	4.800%	2/21/2012	100	101
Capital One Bank	5.250%	2/21/2017	50	51
Countrywide Home Loan	5.500%	8/1/2006	225	228
Countrywide Home Loan	5.500%	2/1/2007	500	510
Countrywide Home Loan	2.875%	2/15/2007	125	122
Countrywide Home Loan	5.625%	5/15/2007	50	51
Countrywide Home Loan	3.250%	5/21/2008	50	49
Countrywide Home Loan	4.125%	9/15/2009	400	394
Countrywide Home Loan	4.000%	3/22/2011	50	48
General Electric Capital Corp.	2.800%	1/15/2007	350	344
General Electric Capital Corp.	5.375%	3/15/2007	625	639
General Electric Capital Corp.	5.000%	6/15/2007	200	204
General Electric Capital Corp.	4.250%	1/15/2008	425	426
General Electric Capital Corp.	4.125%	3/4/2008	100	100
General Electric Capital Corp.	3.500%	5/1/2008	250	246
General Electric Capital Corp.	3.600%	10/15/2008	240	236
General Electric Capital Corp.	7.375%	1/19/2010	1,575	1,775
General Electric Capital Corp.	6.125%	2/22/2011	975	1,059
General Electric Capital Corp.	4.250%	6/15/2012	500	493
General Electric Capital Corp.	5.450%	1/15/2013	300	318
General Electric Capital Corp.	4.750%	9/15/2014	475	482
General Electric Capital Corp.	6.750%	3/15/2032	700	862
HSBC Finance Corp.	4.125%	3/11/2008	100	100
HSBC Finance Corp.	4.125%	11/16/2009	75	74
HSBC Finance Corp.	4.750%	4/15/2010	500	507

16

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
HSBC Finance Corp.	6.750%	5/15/2011	$ 200	$ 222
HSBC Finance Corp.	5.250%	4/15/2015	100	103
HSBC Finance Corp.	5.000%	6/30/2015	200	202
Household Finance Corp.	7.200%	7/15/2006	125	129
Household Finance Corp.	5.750%	1/30/2007	350	359
Household Finance Corp.	4.625%	1/15/2008	950	961
Household Finance Corp.	4.750%	5/15/2009	425	431
Household Finance Corp.	6.375%	10/15/2011	200	219
Household Finance Corp.	7.000%	5/15/2012	925	1,050
Household Finance Corp.	6.375%	11/27/2012	250	277
International Lease Finance Corp.	3.125%	5/3/2007	25	25
International Lease Finance Corp.	5.625%	6/1/2007	250	256
International Lease Finance Corp.	4.500%	5/1/2008	250	251
International Lease Finance Corp.	6.375%	3/15/2009	250	266
International Lease Finance Corp.	5.000%	4/15/2010	225	230
MBNA America Bank NA	5.375%	1/15/2008	300	309
MBNA America Bank NA	4.625%	8/3/2009	25	25
Residential Capital Corp.	6.375%	6/30/2010 (2)	350	353
Residential Capital Corp.	6.875%	6/30/2015 (2)	75	77
SLM Corp.	5.625%	4/10/2007	975	1,001
SLM Corp.	5.050%	11/14/2014	125	129
SLM Corp.	5.625%	8/1/2033	325	356
Wells Fargo & Co.	5.500%	8/1/2012	375	402

Insurance (0.8%)
ACE Capital Trust II	9.700%	4/1/2030	50	69
ACE Ltd.	6.000%	4/1/2007	175	180
AEGON NV	4.750%	6/1/2013	125	125
AXA SA	8.600%	12/15/2030	300	409
Allstate Corp.	5.375%	12/1/2006	150	153
Allstate Corp.	7.200%	12/1/2009	475	530
Allstate Corp.	5.550%	5/9/2035	350	362
American General Capital II	8.500%	7/1/2030	50	70
American International Group, Inc.	2.875%	5/15/2008 (3)	150	144
Arch Capital Group Ltd.	7.350%	5/1/2034	150	171
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	125	130
Assurant, Inc.	5.625%	2/15/2014	50	53
Assurant, Inc.	6.750%	2/15/2034	200	231
Axis Capital Holdings	5.750%	12/1/2014	100	103
CNA Financial Corp.	5.850%	12/15/2014	175	180
Cincinnati Financial Corp.	6.125%	11/1/2034	150	166
Commerce Group, Inc.	5.950%	12/9/2013	75	79
Fidelity National Financial, Inc.	7.300%	8/15/2011	225	238
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	75	81
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	200	236
Genworth Financial, Inc.	4.750%	6/15/2009	100	102
Genworth Financial, Inc.	5.750%	6/15/2014	100	107
Genworth Financial, Inc.	6.500%	6/15/2034	150	177
Hartford Life, Inc.	7.375%	3/1/2031	300	387
Loews Corp.	6.000%	2/1/2035	100	101
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	300	318
MetLife, Inc.	5.250%	12/1/2006	375	382

17

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MetLife, Inc.	5.000%	11/24/2013	$ 125	$ 127
MetLife, Inc.	5.000%	6/15/2015	175	178
MetLife, Inc.	6.375%	6/15/2034	200	226
MetLife, Inc.	5.700%	6/15/2035	175	181
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	125	127
Principal Life Inc. Funding	5.100%	4/15/2014	200	207
Progressive Corp.	6.625%	3/1/2029	200	239
Protective Life Secured Trust	3.700%	11/24/2008	350	345
Prudential Financial, Inc.	4.500%	7/15/2013	125	124
Prudential Financial, Inc.	4.750%	4/1/2014	250	251
Prudential Financial, Inc.	5.750%	7/15/2033	125	131
Prudential Financial, Inc.	5.400%	6/13/2035	50	50
St. Paul Cos., Inc.	5.750%	3/15/2007	125	128
Travelers Property Casualty Corp.	3.750%	3/15/2008	175	172
Willis Group Holdings	5.625%	7/15/2015	175	177
XL Capital Ltd.	5.250%	9/15/2014	225	228
XL Capital Ltd.	6.375%	11/15/2024	150	167

Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	5.250%	5/1/2015	75	76
Boston Properties, Inc.	5.625%	4/15/2015	150	158
Brandywine Realty Trust	5.400%	11/1/2014	200	202
EOP Operating LP	7.750%	11/15/2007	500	538
EOP Operating LP	4.650%	10/1/2010	350	350
EOP Operating LP	6.750%	2/15/2012	200	222
EOP Operating LP	4.750%	3/15/2014	125	123
ERP Operating LP	6.625%	3/15/2012	350	387
Health Care Property Investment, Inc.	6.450%	6/25/2012	300	324
Hospitality Properties	5.125%	2/15/2015	100	99
Liberty Property LP	5.125%	3/2/2015	175	176
ProLogis	5.500%	3/1/2013	100	104
Regency Centers LP	6.750%	1/15/2012	125	139
Simon Property Group Inc.	5.100%	6/15/2015 (2)	550	549
Simon Property Group Inc.	6.375%	11/15/2007	400	417
iStar Financial Inc.	5.150%	3/1/2012	150	150

Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	75	74
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	125	122
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	175	174
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	200	199
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012 (2)	150	152
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	100	100
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	25	26
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	275	277
J. Paul Getty Trust	5.875%	10/1/2033	125	142

				90,700

Industrial (9.8%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	275	272
Alcan, Inc.	5.000%	6/1/2015	200	201
Alcoa, Inc.	4.250%	8/15/2007	275	276

18

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Alcoa, Inc.	7.375%	8/1/2010	$ 200	$ 227
Aluminum Co. of America	6.750%	1/15/2028	250	304
BHP Finance USA Ltd.	8.500%	12/1/2012	300	374
Barrick Gold Finance Inc.	4.875%	11/15/2014	125	125
Celulosa Arauco Constitution SA	8.625%	8/15/2010	150	174
Celulosa Arauco Constitution SA	5.625%	4/20/2015 (2)	250	255
Dow Chemical Co.	6.125%	2/1/2011	500	543
Dow Chemical Co.	7.375%	11/1/2029	100	129
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	500	554
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	150	151
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	123
Falconbridge Ltd.	7.350%	6/5/2012	150	168
ICI Wilmington	4.375%	12/1/2008	200	199
Inco Ltd.	5.700%	10/15/2015	200	209
International Paper Co.	5.850%	10/30/2012 (3)	125	131
International Paper Co.	6.750%	9/1/2011	300	327
Newmont Mining	5.875%	4/1/2035	125	128
Noranda, Inc.	7.250%	7/15/2012	200	223
Noranda, Inc.	5.500%	6/15/2017	100	100
Placer Dome, Inc.	6.450%	10/15/2035	200	220
Potash Corp. of Saskatchewan	7.750%	5/31/2011	350	407
Praxair, Inc.	6.900%	11/1/2006	125	130
Praxair, Inc.	2.750%	6/15/2008	25	24
Praxair, Inc.	3.950%	6/1/2013	350	338
Rohm & Haas Co.	9.800%	4/15/2020 (1)	206	272
Rohm & Haas Co.	7.850%	7/15/2029	100	137
Weyerhaeuser Co.	6.125%	3/15/2007	154	158
Weyerhaeuser Co.	5.950%	11/1/2008	211	219
Weyerhaeuser Co.	6.750%	3/15/2012	275	301
Weyerhaeuser Co.	7.375%	3/15/2032	125	147

Capital Goods (1.2%)
BAE Systems	7.156%	12/15/2011 (1)(2)	110	119
Boeing Capital Corp.	5.750%	2/15/2007	475	487
Boeing Capital Corp.	6.500%	2/15/2012	125	140
CRH America Inc.	6.950%	3/15/2012	200	226
CRH America Inc.	6.400%	10/15/2033	200	230
Caterpillar Financial Services Corp.	4.150%	1/15/2010	100	100
Caterpillar Financial Services Corp.	4.300%	6/1/2010	650	651
Caterpillar Financial Services Corp.	4.750%	2/17/2015	75	76
Caterpillar Financial Services Corp.	4.625%	6/1/2015	150	150
Caterpillar, Inc.	7.375%	3/1/2097	250	337
Emerson Electric Co.	7.125%	8/15/2010	100	113
Emerson Electric Co.	4.625%	10/15/2012	500	509
General Dynamics Corp.	3.000%	5/15/2008	200	194
General Dynamics Corp.	4.250%	5/15/2013	100	99
General Electric Co.	5.000%	2/1/2013	800	826
Hanson PLC	5.250%	3/15/2013	325	333
Honeywell International, Inc.	6.125%	11/1/2011	200	220
John Deere Capital Corp.	3.875%	3/7/2007	225	224
John Deere Capital Corp.	3.900%	1/15/2008	750	746
John Deere Capital Corp.	7.000%	3/15/2012	100	115

19

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Lockheed Martin Corp.	7.650%	5/1/2016	$ 425	$ 526
Lockheed Martin Corp.	8.500%	12/1/2029	100	144
Masco Corp.	5.875%	7/15/2012	100	108
Masco Corp.	4.800%	6/15/2015	125	124
Masco Corp.	6.500%	8/15/2032	100	116
Northrop Grumman Corp.	7.750%	2/15/2031	250	337
Raytheon Co.	4.850%	1/15/2011	475	483
Raytheon Co.	5.500%	11/15/2012	200	210
Raytheon Co.	5.375%	4/1/2013	100	104
Raytheon Co.	7.200%	8/15/2027	100	125
Republic Services, Inc.	6.086%	3/15/2035 (2)	200	218
TRW, Inc.	7.750%	6/1/2029	200	268
Textron Financial Corp.	5.875%	6/1/2007	200	206
Textron Financial Corp.	4.600%	5/3/2010	150	151
Textron, Inc.	6.500%	6/1/2012	200	223
The Boeing Co.	8.750%	8/15/2021	300	421
The Boeing Co.	8.750%	9/15/2031	100	152
Tyco International Group SA	5.800%	8/1/2006	250	254
Tyco International Group SA	6.125%	1/15/2009	100	106
Tyco International Group SA	6.750%	2/15/2011	525	582
Tyco International Group SA	6.000%	11/15/2013	75	81
Tyco International Group SA	7.000%	6/15/2028	175	211
USA Waste Services, Inc.	7.000%	7/15/2028	150	172
United Technologies Corp.	4.875%	11/1/2006	425	430
United Technologies Corp.	4.875%	5/1/2015	225	230
United Technologies Corp.	7.500%	9/15/2029	200	268
United Technologies Corp.	5.400%	5/1/2035	100	105
Waste Management, Inc.	6.500%	11/15/2008	500	530
Waste Management, Inc.	7.375%	8/1/2010	100	112
Waste Management, Inc.	5.000%	3/15/2014	75	75
Waste Management, Inc.	7.750%	5/15/2032	100	127

Communication (2.5%)
AT&T Wireless Services, Inc.	7.500%	5/1/2007	125	132
AT&T Wireless Services, Inc.	7.875%	3/1/2011	450	522
AT&T Wireless Services, Inc.	8.125%	5/1/2012	375	449
AT&T Wireless Services, Inc.	8.750%	3/1/2031	325	456
Alltel Corp.	7.000%	7/1/2012	200	228
America Movil SA de C.V	4.125%	3/1/2009	250	246
America Movil SA de C.V	5.500%	3/1/2014	125	125
America Movil SA de C.V	5.750%	1/15/2015	100	102
America Movil SA de C.V	6.375%	3/1/2035	275	265
BellSouth Capital Funding	7.875%	2/15/2030	400	517
BellSouth Corp.	5.000%	10/15/2006	275	279
BellSouth Corp.	4.200%	9/15/2009	150	150
BellSouth Corp.	4.750%	11/15/2012	225	227
BellSouth Corp.	5.200%	9/15/2014	175	180
BellSouth Corp.	6.550%	6/15/2034	75	85
BellSouth Corp.	6.000%	11/15/2034	225	239
BellSouth Telecommunications	6.375%	6/1/2028	250	277
British Sky Broadcasting Corp.	7.300%	10/15/2006	75	78
British Sky Broadcasting Corp.	8.200%	7/15/2009	75	85

20

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
British Telecommunications PLC	8.375%	12/15/2010 (3)	$ 650	$ 768
British Telecommunications PLC	8.875%	12/15/2030 (3)	125	177
Century Tel Enterprises	6.875%	1/15/2028	100	107
Cingular Wireless	7.125%	12/15/2031	100	120
Clear Channel Communications, Inc.	4.625%	1/15/2008	50	50
Clear Channel Communications, Inc.	7.650%	9/15/2010	300	325
Clear Channel Communications, Inc.	5.000%	3/15/2012	200	190
Clear Channel Communications, Inc.	5.750%	1/15/2013	50	49
Clear Channel Communications, Inc.	5.500%	9/15/2014	225	213
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	375	457
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	100	141
Comcast Cable Communications, Inc.	6.875%	6/15/2009	600	654
Comcast Cable Communications, Inc.	6.750%	1/30/2011	250	275
Comcast Cable Communications, Inc.	8.875%	5/1/2017	200	264
Comcast Corp.	7.050%	3/15/2033	100	118
Comcast Corp.	5.650%	6/15/2035	125	125
Cox Communications, Inc.	3.875%	10/1/2008	250	245
Cox Communications, Inc.	4.625%	1/15/2010	500	498
Cox Communications, Inc.	7.750%	11/1/2010	200	227
Cox Communications, Inc.	5.450%	12/15/2014	300	306
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	1,050	1,225
Deutsche Telekom International Finance	8.750%	6/15/2030 (3)	350	472
Deutsche Telekom International Finance	3.875%	7/22/2008	100	99
Deutsche Telekom International Finance	5.250%	7/22/2013	100	104
France Telecom	8.000%	3/1/2011 (3)	250	290
France Telecom	8.750%	3/1/2031 (3)	575	813
GTE Corp.	8.750%	11/1/2021	100	135
Koninklijke KPN NV	8.375%	10/1/2030	275	372
News America Holdings, Inc.	9.250%	2/1/2013	200	253
News America Holdings, Inc.	8.000%	10/17/2016	175	216
News America Holdings, Inc.	8.150%	10/17/2036	100	131
News America Inc.	5.300%	12/15/2014	225	231
News America Inc.	6.200%	12/15/2034	75	80
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	100	97
R.R. Donnelley & Sons Co.	4.950%	5/15/2010 (2)	25	25
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	125	122
Reed Elsevier Capital	4.625%	6/15/2012	50	50
SBC Communications, Inc.	4.125%	9/15/2009	350	349
SBC Communications, Inc.	6.250%	3/15/2011	225	244
SBC Communications, Inc.	5.875%	8/15/2012	800	860
SBC Communications, Inc.	5.100%	9/15/2014	525	536
SBC Communications, Inc.	6.150%	9/15/2034	50	54
Sprint Capital Corp.	6.000%	1/15/2007	400	411
Sprint Capital Corp.	6.125%	11/15/2008	400	422
Sprint Capital Corp.	7.625%	1/30/2011	100	114
Sprint Capital Corp.	8.375%	3/15/2012	200	241
Sprint Capital Corp.	6.875%	11/15/2028	425	488
Sprint Capital Corp.	8.750%	3/15/2032	425	593
TCI Communications, Inc.	8.750%	8/1/2015	375	481
TCI Communications, Inc.	7.875%	2/15/2026	100	126
Tele-Communications, Inc.	7.875%	8/1/2013	150	179
Telecom Italia Capital	4.000%	11/15/2008	375	371

21

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Telecom Italia Capital	4.000%	1/15/2010 (2)	$ 175	$ 170
Telecom Italia Capital	5.250%	11/15/2013	450	457
Telecom Italia Capital	4.950%	9/30/2014 (2)	150	149
Telecom Italia Capital	6.375%	11/15/2033	100	109
Telecom Italia Capital	6.000%	9/30/2034 (2)	150	155
Telefonica Europe BV	8.250%	9/15/2030	225	314
Telefonos de Mexico SA	4.500%	11/19/2008	200	199
Telefonos de Mexico SA	5.500%	1/27/2015 (2)	225	223
Telus Corp.	7.500%	6/1/2007	175	185
Telus Corp.	8.000%	6/1/2011	275	320
Thomson Corp.	5.750%	2/1/2008	400	416
Time Warner Entertainment	7.250%	9/1/2008	50	54
Time Warner Entertainment	8.375%	3/15/2023	50	64
Time Warner Entertainment	8.375%	7/15/2033	125	167
US Cellular	6.700%	12/15/2033	175	187
Univision Communications, Inc.	2.875%	10/15/2006	100	98
Verizon Global Funding Corp.	4.000%	1/15/2008	350	349
Verizon Global Funding Corp.	6.875%	6/15/2012	650	737
Verizon Global Funding Corp.	7.375%	9/1/2012	625	730
Verizon Global Funding Corp.	7.750%	12/1/2030	250	322
Verizon New England Inc.	6.500%	9/15/2011	100	109
Verizon New Jersey, Inc.	5.875%	1/17/2012	400	423
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	475	496
Verizon Wireless Capital	5.375%	12/15/2006	325	331
Vodafone AirTouch PLC	7.750%	2/15/2010	175	200
Vodafone AirTouch PLC	7.875%	2/15/2030	175	235
Vodafone Group PLC	3.950%	1/30/2008	200	199
Vodafone Group PLC	5.000%	12/16/2013	125	129
WPP Finance USA Corp.	5.875%	6/15/2014	150	159

Consumer Cyclical (1.9%)
Brinker International	5.750%	6/1/2014	75	80
CVS Corp.	4.000%	9/15/2009	150	149
CVS Corp.	4.875%	9/15/2014	125	127
Cendant Corp.	6.250%	1/15/2008	350	365
Cendant Corp.	7.375%	1/15/2013	175	199
Centex Corp.	5.125%	10/1/2013	300	302
Centex Corp.	5.250%	6/15/2015	50	50
Chrysler Corp.	7.450%	3/1/2027	200	225
Costco Wholesale Corp.	5.500%	3/15/2007	175	179
DaimlerChrysler North America Holding Corp.	7.375%	9/15/2006	675	699
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	200	201
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	246
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	125	124
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	226
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	200	226
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	225	252
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	300	378
Federated Department Stores, Inc.	6.790%	7/15/2027	100	113
Federated Department Stores, Inc.	6.900%	4/1/2029	200	231
Ford Capital BV	9.500%	6/1/2010	225	233
Ford Motor Co.	6.375%	2/1/2029	150	113

22

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Ford Motor Co.	7.450%	7/16/2031	$ 575	$ 477
Ford Motor Co.	9.980%	2/15/2047	650	608
Ford Motor Credit Co.	6.500%	1/25/2007	1,675	1,697
Ford Motor Credit Co.	7.750%	2/15/2007	225	229
Ford Motor Credit Co.	4.950%	1/15/2008	125	120
Ford Motor Credit Co.	7.375%	10/28/2009	350	344
Ford Motor Credit Co.	7.875%	6/15/2010	250	248
Ford Motor Credit Co.	7.375%	2/1/2011	425	418
Ford Motor Credit Co.	7.250%	10/25/2011	800	774
Ford Motor Credit Co.	7.000%	10/1/2013	200	194
Harrah's Operating Co., Inc.	7.125%	6/1/2007	175	184
Harrah's Operating Co., Inc.	7.500%	1/15/2009	250	272
Harrah's Operating Co., Inc.	5.375%	12/15/2013	25	25
Harrah's Operating Co., Inc.	5.625%	6/1/2015 (2)	125	127
Home Depot Inc.	3.750%	9/15/2009	400	394
Kohl's Corp.	6.000%	1/15/2033	100	110
Lear Corp.	5.750%	8/1/2014	50	45
Lennar Corp.	5.600%	5/31/2015 (2)	300	306
Lowe's Cos., Inc.	6.875%	2/15/2028	250	311
Marriott International	4.625%	6/15/2012	150	149
May Department Stores Co.	9.750%	2/15/2021 (1)	320	406
McDonald's Corp.	6.000%	4/15/2011	25	27
Nordstrom, Inc.	6.950%	3/15/2028	100	116
Pulte Homes, Inc.	4.875%	7/15/2009	200	202
Pulte Homes, Inc.	5.250%	1/15/2014	175	175
Pulte Homes, Inc.	5.200%	2/15/2015	50	50
Pulte Homes, Inc.	7.875%	6/15/2032	75	92
Pulte Homes, Inc.	6.000%	2/15/2035	50	49
Target Corp.	3.375%	3/1/2008	200	197
Target Corp.	5.400%	10/1/2008	450	468
Target Corp.	5.375%	6/15/2009	125	131
Target Corp.	5.875%	3/1/2012	100	109
Target Corp.	6.350%	11/1/2032	100	120
The Walt Disney Co.	5.375%	6/1/2007	450	459
The Walt Disney Co.	6.375%	3/1/2012	250	275
Time Warner, Inc.	6.150%	5/1/2007	525	543
Time Warner, Inc.	6.750%	4/15/2011	100	111
Time Warner, Inc.	6.875%	5/1/2012	150	169
Time Warner, Inc.	9.150%	2/1/2023	150	205
Time Warner, Inc.	7.625%	4/15/2031	660	822
Time Warner, Inc.	7.700%	5/1/2032	90	113
Toll Brothers, Inc.	5.150%	5/15/2015 (2)	150	149
Toyota Motor Credit Corp.	4.250%	3/15/2010	650	653
Viacom International Inc.	6.625%	5/15/2011	600	644
Viacom International Inc.	7.875%	7/30/2030	125	147
Viacom International Inc.	5.500%	5/15/2033	100	91
Wal-Mart Stores, Inc.	4.375%	7/12/2007	250	252
Wal-Mart Stores, Inc.	6.875%	8/10/2009	200	221
Wal-Mart Stores, Inc.	4.000%	1/15/2010	150	149
Wal-Mart Stores, Inc.	4.125%	7/1/2010	50	50
Wal-Mart Stores, Inc.	4.125%	2/15/2011	350	347

23

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Wal-Mart Stores, Inc.	4.550%	5/1/2013	$ 225	$ 227
Wal-Mart Stores, Inc.	4.500%	7/1/2015	125	124
Wal-Mart Stores, Inc.	7.550%	2/15/2030	500	683
Yum! Brands, Inc.	7.700%	7/1/2012	100	117

Consumer Noncyclical (1.8%)
Abbott Laboratories	5.625%	7/1/2006	300	305
Abbott Laboratories	3.500%	2/17/2009	175	172
Albertson's, Inc.	7.500%	2/15/2011	75	84
Albertson's, Inc.	7.450%	8/1/2029	250	286
Albertson's, Inc.	8.000%	5/1/2031	150	182
Altria Group, Inc.	5.625%	11/4/2008	275	285
Amgen Inc.	4.000%	11/18/2009	300	298
Amgen Inc.	4.850%	11/18/2014	200	205
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	125	137
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	100	127
Archer-Daniels-Midland Co.	8.125%	6/1/2012	300	362
AstraZeneca PLC	5.400%	6/1/2014	150	160
Boston Scientific	5.450%	6/15/2014	325	341
Bottling Group LLC	2.450%	10/16/2006	225	221
Bottling Group LLC	4.625%	11/15/2012	275	280
Bristol-Myers Squibb Co.	4.000%	8/15/2008	250	249
Bristol-Myers Squibb Co.	5.750%	10/1/2011	550	589
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	200	200
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	100	103
CIGNA Corp.	7.400%	5/15/2007	200	211
Campbell Soup Co.	6.750%	2/15/2011	50	56
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	90	111
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	150	174
Clorox Co.	4.200%	1/15/2010	300	302
Clorox Co.	5.000%	1/15/2015	150	155
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	800	872
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	75	103
Conagra, Inc.	7.875%	9/15/2010	575	661
Conagra, Inc.	7.125%	10/1/2026	100	121
Eli Lilly & Co.	6.000%	3/15/2012	125	137
General Mills, Inc.	2.625%	10/24/2006	25	25
General Mills, Inc.	5.125%	2/15/2007	475	482
General Mills, Inc.	6.000%	2/15/2012	33	36
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	25	24
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	575	570
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	675	841
H.J. Heinz Co.	6.750%	3/15/2032 (3)	325	403
Hospira, Inc.	4.950%	6/15/2009	125	127
Hospira, Inc.	5.900%	6/15/2014	75	81
Johnson & Johnson	3.800%	5/15/2013	225	218
Johnson & Johnson	4.950%	5/15/2033	125	129
Kellogg Co.	2.875%	6/1/2008	275	265
Kellogg Co.	7.450%	4/1/2031	175	231
Kimberly-Clark Corp.	5.625%	2/15/2012	100	108
Kraft Foods, Inc.	4.625%	11/1/2006	925	931
Kraft Foods, Inc.	5.625%	11/1/2011	275	291

24

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Kraft Foods, Inc.	6.500%	11/1/2031	$ 275	$ 323
Kroger Co.	7.800%	8/15/2007	75	80
Kroger Co.	6.800%	4/1/2011	400	438
Kroger Co.	6.750%	4/15/2012	200	221
Kroger Co.	8.000%	9/15/2029	250	315
Merck & Co.	4.750%	3/1/2015	100	100
Merck & Co.	6.400%	3/1/2028	125	145
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	250	317
PepsiAmericas Inc.	5.000%	5/15/2017	200	204
Pfizer, Inc.	4.500%	2/15/2014	125	126
Philip Morris Cos., Inc.	7.750%	1/15/2027	50	60
Procter & Gamble Co.	6.875%	9/15/2009	250	277
Procter & Gamble Co.	4.950%	8/15/2014	25	26
Procter & Gamble Co.	5.800%	8/15/2034	150	169
Procter & Gamble Co. ESOP	9.360%	1/1/2021 (1)	600	809
Quest Diagnostic, Inc.	6.750%	7/12/2006	325	333
Safeway, Inc.	6.500%	3/1/2011	100	108
Safeway, Inc.	5.800%	8/15/2012	125	131
Sara Lee Corp.	2.750%	6/15/2008	475	454
Schering-Plough Corp.	5.550%	12/1/2013 (3)	200	212
Schering-Plough Corp.	6.750%	12/1/2033 (3)	150	182
Tyson Foods, Inc.	8.250%	10/1/2011	300	354
Unilever Capital Corp.	7.125%	11/1/2010	400	452
UnitedHealth Group, Inc.	5.200%	1/17/2007	375	381
UnitedHealth Group, Inc.	4.125%	8/15/2009	75	75
UnitedHealth Group, Inc.	5.000%	8/15/2014	125	129
UnitedHealth Group, Inc.	4.875%	3/15/2015	100	103
Wellpoint Health Networks Inc.	6.375%	1/15/2012	150	166
Wellpoint Inc.	3.750%	12/14/2007	100	99
Wellpoint Inc.	4.250%	12/15/2009	75	75
Wellpoint Inc.	5.000%	12/15/2014	50	51
Wellpoint Inc.	5.950%	12/15/2034	125	137
Wyeth	4.375%	3/1/2008 (3)	425	425
Wyeth	5.500%	3/15/2013 (3)	250	262
Wyeth	6.450%	2/1/2024	100	115
Wyeth	6.500%	2/1/2034	200	234

Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	225	285
Amerada Hess Corp.	6.650%	8/15/2011	150	165
Amerada Hess Corp.	7.875%	10/1/2029	225	285
Anadarko Finance Co.	7.500%	5/1/2031	400	508
Apache Finance Canada	7.750%	12/15/2029	75	104
BP Capital Markets PLC	2.750%	12/29/2006	50	49
BP Capital Markets PLC	2.625%	3/15/2007	150	147
Burlington Resources, Inc.	6.680%	2/15/2011	350	387
Burlington Resources, Inc.	7.200%	8/15/2031	50	62
Canadian Natural Resources	5.450%	10/1/2012	100	104
Conoco Funding Co.	5.450%	10/15/2006	125	127
Conoco Funding Co.	6.350%	10/15/2011	525	583
Conoco, Inc.	6.350%	4/15/2009	500	538
Devon Financing Corp.	6.875%	9/30/2011	500	560

25

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Devon Financing Corp.	7.875%	9/30/2031	$ 100	$ 131
Diamond Offshore Drilling	4.875%	7/1/2015 (2)	25	25
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	107
Halliburton Co.	5.500%	10/15/2010	125	131
Marathon Oil Corp.	5.375%	6/1/2007	175	178
Marathon Oil Corp.	6.800%	3/15/2032	175	205
Nexen, Inc.	5.050%	11/20/2013	200	199
Norsk Hydro	7.250%	9/23/2027	200	259
Norsk Hydro	7.150%	1/15/2029	50	64
Occidental Petroleum	7.200%	4/1/2028	200	252
Ocean Energy, Inc.	4.375%	10/1/2007	25	25
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)	707	747
PanCanadian Energy Corp.	7.200%	11/1/2031	125	156
Petro-Canada	4.000%	7/15/2013	400	380
Petro-Canada	7.875%	6/15/2026	25	32
Petro-Canada	5.350%	7/15/2033	150	143
Petro-Canada	5.950%	5/15/2035	200	208
Pioneer Natural Resources Co.	5.875%	7/15/2016	300	302
Sunoco, Inc.	4.875%	10/15/2014	75	75
Talisman Energy, Inc.	5.125%	5/15/2015	50	51
Texaco Capital, Inc.	5.500%	1/15/2009	175	183
Tosco Corp.	8.125%	2/15/2030	400	564
Union Oil Co. of California	5.050%	10/1/2012	125	129
Valero Energy Corp.	6.875%	4/15/2012	100	112
XTO Energy, Inc.	6.250%	4/15/2013	100	108
XTO Energy, Inc.	5.000%	1/31/2015	75	75
XTO Energy, Inc.	5.300%	6/30/2015	175	178

Technology (0.4%)
Affiliated Computer Services	4.700%	6/1/2010	50	50
Affiliated Computer Services	5.200%	6/1/2015	25	25
Deluxe Corp.	3.500%	10/1/2007	75	73
Electronic Data Systems	6.500%	8/1/2013 (3)	150	154
Electronic Data Systems Global	7.450%	10/15/2029	50	54
First Data Corp.	4.700%	11/1/2006	250	252
First Data Corp.	3.375%	8/1/2008	25	24
First Data Corp.	4.500%	6/15/2010	325	328
First Data Corp.	4.950%	6/15/2015	125	127
Hewlett-Packard Co.	5.750%	12/15/2006	425	435
International Business Machines Corp.	6.450%	8/1/2007	600	629
International Business Machines Corp.	5.375%	2/1/2009	100	104
International Business Machines Corp.	7.000%	10/30/2025	250	310
International Business Machines Corp.	6.220%	8/1/2027	150	173
International Business Machines Corp.	7.125%	12/1/2096	75	97
Motorola, Inc.	7.625%	11/15/2010	400	455
Motorola, Inc.	8.000%	11/1/2011	100	117
Motorola, Inc.	7.500%	5/15/2025	200	245
Pitney Bowes Credit Corp.	5.750%	8/15/2008	125	131
Science Applications International Corp.	6.250%	7/1/2012	50	55
Science Applications International Corp.	5.500%	7/1/2033	50	52
SunGard Data Systems, Inc.	3.750%	1/15/2009	50	45
SunGard Data Systems, Inc.	4.875%	1/15/2014	50	40

26

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Transportation (0.5%)
American Airlines, Inc.
Pass-Through Certificates	7.024%	10/15/2009	$ 325	$ 336
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	100	106
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	325	363
CNF, Inc.	6.700%	5/1/2034	150	167
CSX Corp.	6.750%	3/15/2011	200	221
Canadian National Railway Co.	6.800%	7/15/2018	375	445
Canadian Pacific Rail	6.250%	10/15/2011	75	83
Canadian Pacific Rail	7.125%	10/15/2031	100	128
Continental Airlines Enhanced Equipment
Trust Certificates	6.648%	9/15/2017 (1)	269	263
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	175	189
FedEx Corp.	2.650%	4/1/2007	150	146
FedEx Corp.	3.500%	4/1/2009	75	73
Hertz Corp.	6.350%	6/15/2010	100	95
Hertz Corp.	7.400%	3/1/2011	525	516
Hertz Corp.	7.625%	6/1/2012	125	123
Norfolk Southern Corp.	9.750%	6/15/2020	158	233
Norfolk Southern Corp.	7.050%	5/1/2037	150	188
Norfolk Southern Corp.	7.900%	5/15/2097	175	242
Northwest Airlines, Inc.
Pass-Through Certificates	6.841%	4/1/2011	100	95
Southwest Airlines Co.	6.500%	3/1/2012	400	436
Southwest Airlines Co.	5.125%	3/1/2017	50	49
Union Pacific Corp.	3.625%	6/1/2010	500	480
Union Pacific Corp.	6.125%	1/15/2012	50	54
Union Pacific Corp.	7.000%	2/1/2016	50	58
Union Pacific Corp.	6.625%	2/1/2029	100	117

Other (0.0%)
Black & Decker Corp.	4.750%	11/1/2014	50	50
Rockwell International Corp.	6.700%	1/15/2028	100	124

				107,521

Utilities (1.7%)
Electric (1.3%)
AEP Texas Central Co.	5.500%	2/15/2013	225	236
Alabama Power Co.	3.500%	11/15/2007	175	173
Alabama Power Co.	5.500%	10/15/2017	250	269
Arizona Public Service Co.	4.650%	5/15/2015	200	199
Boston Edison Co.	4.875%	4/15/2014	100	102
CenterPoint Energy Houston	5.700%	3/15/2013	200	214
Cleveland Electric Illumination Co.	7.880%	11/1/2017	100	126
Commonwealth Edison Co.	6.150%	3/15/2012	400	442
Commonwealth Edison Co.	4.700%	4/15/2015	100	100
Constellation Energy Group, Inc.	6.125%	9/1/2009	500	531
Constellation Energy Group, Inc.	7.000%	4/1/2012	125	141
Consumers Energy Co.	4.250%	4/15/2008	100	100
Consumers Energy Co.	4.800%	2/17/2009	250	253
Consumers Energy Co.	5.000%	2/15/2012	200	204
Consumers Energy Co.	5.375%	4/15/2013	100	104
DTE Energy Co.	7.050%	6/1/2011	100	112

27

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Dominion Resources, Inc. PUT	5.250%	8/1/2033	$ 100	$ 102
Duke Energy Corp.	6.250%	1/15/2012	325	355
El Paso Electric Co.	6.000%	5/15/2035	75	79
Energy East Corp.	6.750%	6/15/2012	300	340
Entergy Gulf States	3.600%	6/1/2008	150	147
FirstEnergy Corp.	5.500%	11/15/2006	250	254
FirstEnergy Corp.	7.375%	11/15/2031	275	336
FirstEnergy Corp.	6.450%	11/15/2011	250	273
Florida Power & Light Co.	4.950%	6/1/2035	400	396
Florida Power & Light Co.	5.950%	10/1/2033	100	114
HQI Transelec Chile SA	7.875%	4/15/2011	275	317
Jersey Central Power & Light	5.625%	5/1/2016	150	160
MidAmerican Energy Holdings Co.	6.750%	12/30/2031	150	185
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	500	531
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	100	101
National Rural Utilities Cooperative
Finance Corp.	6.500%	3/1/2007	200	207
National Rural Utilities Cooperative
Finance Corp.	3.875%	2/15/2008	600	596
National Rural Utilities Cooperative
Finance Corp.	7.250%	3/1/2012	300	347
NiSource Finance Corp.	7.875%	11/15/2010	150	173
Oncor Electric Delivery Co.	6.375%	5/1/2012	250	274
Oncor Electric Delivery Co.	7.000%	5/1/2032	100	121
Oncor Electric Delivery Co.	7.250%	1/15/2033	200	247
PPL Energy Supply LLC	6.400%	11/1/2011	250	274
PSEG Power Corp.	6.950%	6/1/2012	300	339
PSEG Power Corp.	8.625%	4/15/2031	225	313
PacifiCorp	6.900%	11/15/2011	275	312
PacifiCorp	5.250%	6/15/2035	100	100
Pacific Gas & Electric Co.	3.600%	3/1/2009	125	122
Pacific Gas & Electric Co.	4.200%	3/1/2011	125	123
Pacific Gas & Electric Co.	4.800%	3/1/2014	75	76
Pacific Gas & Electric Co.	6.050%	3/1/2034	625	692
Pepco Holdings, Inc.	6.450%	8/15/2012	300	328
Pepco Holdings, Inc.	7.450%	8/15/2032	100	124
Progress Energy, Inc.	6.050%	4/15/2007	100	103
Progress Energy, Inc.	4.500%	6/1/2010	50	50
Progress Energy, Inc.	7.100%	3/1/2011	600	670
Public Service Co. of Colorado	4.375%	10/1/2008	225	226
Puget Sound Energy Inc.	5.483%	6/1/2035	50	51
SCANA Corp.	6.250%	2/1/2012	400	437
Southern California Edison Co.	5.000%	1/15/2014	150	154
Southern California Edison Co.	5.000%	1/15/2016	125	128
Southern California Edison Co.	6.000%	1/15/2034	100	112
Southern California Edison Co.	5.750%	4/1/2035	125	136
Southern California Edison Co.	5.350%	7/15/2035	75	77
United Utilities PLC	5.375%	2/1/2019	350	352
Virginia Electric & Power Co.	5.375%	2/1/2007	225	229
Wisconsin Electric Power Co.	5.625%	5/15/2033	100	108
Xcel Energy, Inc.	7.000%	12/1/2010	125	139

28

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Natural Gas (0.4%)
Atmos Energy Corp.	4.000%	10/15/2009	$ 225	$ 220
Atmos Energy Corp.	4.950%	10/15/2014	100	100
Columbia Energy Group	7.620%	11/28/2025	150	156
Consolidated Natural Gas	6.250%	11/1/2011	500	544
Consolidated Natural Gas	5.000%	12/1/2014	375	379
Duke Energy Field Services	8.125%	8/16/2030	150	200
Enbridge Energy Partners	4.900%	3/1/2015	125	125
Enterprise Products Operating LP	4.950%	6/1/2010	175	176
Enterprise Products Operating LP	5.600%	10/15/2014	225	232
Enterprise Products Operating LP	6.875%	3/1/2033	50	56
Enterprise Products Operating LP	6.650%	10/15/2034	50	55
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	200	203
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	304
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	101
Oneok Inc.	5.200%	6/15/2015	125	127
Oneok Inc.	6.000%	6/15/2035	125	129
San Diego Gas & Electric	5.350%	5/15/2035	50	52
Sempra Energy	7.950%	3/1/2010	300	341
TGT Pipeline, LLC	5.500%	2/1/2017 (2)	75	76
Texas Gas Transmission	4.600%	6/1/2015	150	148
Trans-Canada Pipelines	4.000%	6/15/2013	375	359

				18,819

TOTAL CORPORATE BONDS
(Cost $280,817)				287,371

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.7%)

African Development Bank	3.250%	8/1/2008	300	295
Asian Development Bank	4.875%	2/5/2007	600	610
Asian Development Bank	5.593%	7/16/2018	500	561
Bayerische Landesbank	2.875%	10/15/2008	250	241
Canadian Government	6.750%	8/28/2006	400	414
China Development Bank	4.750%	10/8/2014	200	201
Corporacion Andina de Fomento	5.200%	5/21/2013	125	129
Development Bank of Japan	4.250%	6/9/2015	100	99
Eksportfinans	3.375%	1/15/2008	250	247
Eksportfinans	4.375%	7/15/2009	225	228
European Investment Bank	3.000%	8/15/2006	300	298
European Investment Bank	4.875%	9/6/2006	800	811
European Investment Bank	7.125%	9/18/2006	200	208
European Investment Bank	4.625%	3/1/2007	1,300	1,316
European Investment Bank	2.375%	6/15/2007	250	244
European Investment Bank	3.125%	10/15/2007	500	494
European Investment Bank	3.875%	8/15/2008	525	525
European Investment Bank	4.625%	5/15/2014	125	130
Export Development Canada	4.000%	8/1/2007	200	200
Export-Import Bank of Korea	4.500%	8/12/2009	100	100
Export-Import Bank of Korea	4.625%	3/16/2010	100	101
Export-Import Bank of Korea	5.125%	3/16/2015	50	51
Federation of Malaysia	8.750%	6/1/2009	250	289
Federation of Malaysia	7.500%	7/15/2011	175	203
Financement Quebec	5.000%	10/25/2012	200	210

29

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Hellenic Republic	6.950%	3/4/2008	$ 250	$ 268
Instituto de Credito Oficial	6.000%	5/19/2008	200	211
Inter-American Development Bank	6.375%	10/22/2007	450	475
Inter-American Development Bank	5.375%	11/18/2008	150	158
Inter-American Development Bank	5.625%	4/16/2009	700	745
Inter-American Development Bank	8.500%	3/15/2011	325	394
Inter-American Development Bank	7.000%	6/15/2025	150	196
International Bank for
Reconstruction & Development	4.125%	6/24/2009	450	455
International Bank for
Reconstruction & Development	4.125%	8/12/2009	425	430
International Bank for
Reconstruction & Development	8.875%	3/1/2026	250	393
International Finance Corp.	3.000%	4/15/2008	450	440
Japan Finance Corp.	4.625%	4/21/2015	200	204
KFW International Finance, Inc.	5.250%	6/28/2006	200	203
KFW International Finance, Inc.	4.750%	1/24/2007	500	508
Korea Development Bank	3.875%	3/2/2009	300	295
Korea Development Bank	4.750%	7/20/2009	250	253
Korea Development Bank	5.750%	9/10/2013	200	214
Korea Electric Power	7.750%	4/1/2013	200	239
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	200	197
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	1,525	1,510
Kredit Fuer Wiederaufbau	3.500%	3/14/2008	300	297
Kredit Fuer Wiederaufbau	4.250%	6/15/2010	325	328
Landwirtschaft Rentenbank	3.375%	11/15/2007	175	173
Landwirtschaft Rentenbank	3.250%	6/16/2008	500	490
Landwirtschaft Rentenbank	3.875%	9/4/2008	250	250
Nordic Investment Bank	3.125%	4/24/2008	250	245
Oesterreich Kontrollbank	5.125%	3/20/2007	625	638
Ontario Hydro Electric	6.100%	1/30/2008	200	210
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	575	628
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	350	426
Pemex Project Funding Master Trust	8.500%	2/15/2008	375	411
Pemex Project Funding Master Trust	9.125%	10/13/2010	100	117
Pemex Project Funding Master Trust	7.375%	12/15/2014	100	112
Pemex Project Funding Master Trust	5.750%	12/15/2015 (2)	100	99
Pemex Project Funding Master Trust	6.625%	6/15/2035 (2)	125	121
People's Republic of China	7.300%	12/15/2008	100	110
People's Republic of China	4.750%	10/29/2013	100	101
Province of British Columbia	5.375%	10/29/2008	470	492
Province of Manitoba	7.500%	2/22/2010	200	229
Province of New Brunswick	3.500%	10/23/2007	400	396
Province of Nova Scotia	5.750%	2/27/2012	125	136
Province of Ontario	3.350%	7/16/2007	50	49
Province of Ontario	5.500%	10/1/2008	1,600	1,667
Province of Ontario	3.625%	10/21/2009	350	345
Province of Ontario	4.500%	2/3/2015	125	127
Province of Quebec	5.750%	2/15/2009	550	583
Province of Quebec	5.000%	7/17/2009	425	440
Province of Quebec	4.600%	5/26/2015	150	151

30

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Province of Quebec	7.500%	9/15/2029	$ 250	$ 349
Quebec Hydro Electric	6.300%	5/11/2011	100	110
Quebec Hydro Electric	7.500%	4/1/2016	500	622
Republic of Chile	5.625%	7/23/2007	200	205
Republic of Chile	7.125%	1/11/2012	100	115
Republic of Chile	5.500%	1/15/2013	100	106
Republic of Finland	4.750%	3/6/2007	125	127
Republic of Hungary	4.750%	2/3/2015	450	458
Republic of Italy	4.375%	10/25/2006	500	503
Republic of Italy	3.625%	9/14/2007	1,675	1,667
Republic of Italy	3.750%	12/14/2007	500	498
Republic of Italy	4.000%	6/16/2008	50	50
Republic of Italy	6.000%	2/22/2011	50	54
Republic of Italy	5.625%	6/15/2012	1,225	1,340
Republic of Italy	4.500%	1/21/2015	400	394
Republic of Italy	6.875%	9/27/2023	475	600
Republic of Italy	5.375%	6/15/2033	150	163
Republic of Korea	8.875%	4/15/2008	400	450
Republic of Korea	4.250%	6/1/2013	250	245
Republic of Korea	4.875%	9/22/2014	300	303
Republic of Poland	6.250%	7/3/2012	250	277
Republic of South Africa	7.375%	4/25/2012	225	258
Republic of South Africa	6.500%	6/2/2014	175	194
Republic of South Africa	8.500%	6/23/2017	275	354
State of Israel	4.625%	6/15/2013	125	123
Swedish Export Credit Corp.	2.875%	1/26/2007	225	222
United Mexican States	9.875%	1/15/2007	350	382
United Mexican States	8.625%	3/12/2008	175	194
United Mexican States	10.375%	2/17/2009	275	328
United Mexican States	8.375%	1/14/2011	1,275	1,479
United Mexican States	7.500%	1/14/2012	200	226
United Mexican States	6.375%	1/16/2013	250	267
United Mexican States	6.625%	3/3/2015	75	82
United Mexican States	11.375%	9/15/2016	50	74
United Mexican States	8.125%	12/30/2019	500	608
United Mexican States	8.300%	8/15/2031	1,100	1,353
United Mexican States	7.500%	4/8/2033	150	171
United Mexican States	6.750%	9/27/2034	150	157

TOTAL SOVEREIGN BONDS
(Cost $39,801)				40,472

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	225	232
Illinois (Taxable Pension) GO	5.100%	6/1/2033	950	987
Kansas Dev. Finance Auth. Rev
(Public Employee Retirement System)	5.501%	5/1/2034	250	273
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	175	234
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	175	173
Oregon (Taxable Pension) GO	5.762%	6/1/2023	125	139
Oregon (Taxable Pension) GO	5.892%	6/1/2027	125	144
Oregon School Board Assn	5.528%	6/30/2028	50	55

31

Institutional Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Wisconsin Public Service Rev	4.800%	5/1/2013	$ 150	$ 155
Wisconsin Public Service Rev	5.700%	5/1/2026	150	167

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,311)				2,559

			Shares

TEMPORARY CASH INVESTMENT (2.2%)

Vanguard Market Liquidity Fund, 3.139%**
(Cost $24,551)			24,550,779	24,551

TOTAL INVESTMENTS (101.2%)
(Cost $1,091,335)				1,108,233

OTHER ASSETS AND LIABILITIES (-1.2%)
Other Assets				22,283
Payables for Investment Securities Purchased				(33,643)
Other Liabilities				(1,832)

				(13,192)

NET ASSETS (100%)

Applicable to 21,072,568 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				$1,095,041

NET ASSET VALUE PER SHARE				$51.97

^See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $6,091,000, representing 0.6% of net assets.
(3)Adjustable-rate note.
GO-General Obligation Bond.
PUT- Put Option Bond

	Amount (000)	Per Share
AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Paid-in Capital	$1,079,366	$51.23
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(1,447)	(.07)
Unrealized Appreciation
Investment Securities	16,898.80
Swap Contracts	224.01

NET ASSETS	$1,095,041	$51.97

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

32

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to the fund. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Institutional Total Bond Market Index Fund Six Months Ended June 30, 2005 (000)
INVESTMENT INCOME
Income
Interest	$25,217
Security Lending	2

Total Income	25,219

Expenses
The Vanguard Group-Note B
Management and Administrative	291

Total Expenses	291

NET INVESTMENT INCOME	24,928

REALIZED NET GAIN (LOSS)
Investment Securities Sold	156
Swap Contracts	576

REALIZED NET GAIN (LOSS)	732

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	4,130
Swap Contracts	(17)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	4,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,773

33

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income approximate the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

	Institutional Total Bond Market Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$24,928	$45,272
Realized Net Gain (Loss)	732	7,155
Change in Unrealized Appreciation (Depreciation)	4,113	(6,203)

Net Increase (Decrease) in Net Assets Resulting from Operations	29,773	46,224

Distributions
Net Investment Income	(25,730)	(47,181)
Realized Capital Gain	—	(584)

Total Distributions	(25,730)	(47,765)

Capital Share Transactions[1]
Issued	133,192	349,609
Issued in Lieu of Cash Distributions	18,983	34,344
Redeemed	(230,850)	(397,357)

Net Increase (Decrease) from Capital Share Transactions	(78,675)	(13,404)

Total Increase (Decrease)	(74,632)	(14,945)

Net Assets
Beginning of Period	1,169,673	1,184,618

End of Period	$1,095,041	$1,169,673

[1]Shares Issued (Redeemed)
Issued	2,584	6,740
Issued in Lieu of Cash Distributions	368	664
Redeemed	(4,464)	(7,691)

Net Increase (Decrease) in Shares Outstanding	(1,512)	(287)

34

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Institutional Total Bond Market Index Fund
	Six Months Ended June 30,	Year Ended December 31,		April 26* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$51.79	$51.80	$51.89	$50.00
Investment Operations
Net Investment Income	1.093	2.104	1.952	1.701
Net Realized and Unrealized Gain (Loss) on Investments	.220	.106	.133	1.891

Total from Investment Operations	1.313	2.210	2.085	3.592

Distributions
Dividends from Net Investment Income	(1.133)	(2.193)	(1.997)	(1.690)
Distributions from Realized Capital Gains	—	(.027)	(.178)	(.012)

Total Distributions	(1.133)	(2.220)	(2.175)	(1.702)

Net Asset Value, End of Period	$51.97	$51.79	$51.80	$51.89

Total Return	2.57%	4.36%	4.08%	7.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,095	$1,170	$1,185	$1,005
Ratio of Total Expenses to Average Net Assets	0.05%**	0.05%	0.05%	0.05%**
Ratio of Net Investment Income to Average Net Assets	4.44%**	4.08%	3.81%	4.57%**
Portfolio Turnover Rate†	76%**	88%	91%	68%

*Inception.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
‡The portfolio turnover rates excluding paydowns on mortgage-backed securities were 76%, 57%, 60%, and 64%.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

35

NOTES TO FINANCIAL STATEMENTS

Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and servicing criteria and invest a minimum of $100 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.  Mortgage-Dollar-Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage-dollar-rolls is that a counterparty will default on its obligations to deliver purchased securities.

3.  Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6.  Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral (cash or U.S. government and agency securities) at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, and/or fees received from borrowers, less expenses associated with the loan.

36

7.  Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2005, the fund realized $1,376,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $802,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At June 30, 2005, the fund had $224,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

At June 30, 2005, net unrealized appreciation of investment securities for tax purposes was $16,898,000, consisting of unrealized gains of $20,780,000 on securities that had risen in value since their purchase and $3,882,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)
Commercial Mortgage-Backed Securities Index
7/1/2005	UBS	$2,000	2.97%	$8
7/31/2005	BA	27,000	3.12	112
8/31/2005	BA	10,000	3.04	42
9/30/2005	UBS	2,000	3.30	—
Federal National Mortgage Assn., 5.00% 15-Year
7/31/2005	UBS	4,000	3.14	19
Federal National Mortgage Assn., 5.00% 30-Year
7/31/2005	UBS	2,000	2.79	23
Federal National Mortgage Assn., 5.50% 30-Year
7/31/2005	UBS	3,000	3.14	14
8/31/2005	UBS	5,000	3.16	6
Federal National Mortgage Assn., 6.00% 30-Year
7/31/2005	UBS	2,000	3.09	—

				$224

*BA—Bank of America. UBS—UBS Warburg. **Based on one-month London InterBank Offered Rate (LIBOR).

37

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

D.   During the six months ended June 30, 2005, the fund purchased $150,118,000 of investment securities and sold $215,325,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $275,420,000 and $285,089,000, respectively.

38

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005
Institutional Total Bond Market Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Based on Actual
Fund Return	$1,000.00	$1,025.70	$0.25

Based on Hypothetical
5% Yearly Return	$1,000.00	$1,024.55	$0.25

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.05%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

39

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Institutional Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the “Performance Summary” section of this report.

COS

The fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that Vanguard Institutional Total Bond Market Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

40

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THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*

R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

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©2005 The Vanguard Group, Inc.
All rights reserved.
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Corporation, Distributor.

Q3372 082005

Vanguard® Institutional
Total Stock Market Index Fund

June 30, 2005

CONTENTS

  1 CHAIRMAN'S LETTER
  5 FUND PROFILE
  6 GLOSSARY OF INVESTMENT TERMS
  7 PERFORMANCE SUMMARY
  8 FINANCIAL STATEMENTS
51 ABOUT YOUR FUND'S EXPENSES
52 ADVISORY AGREEMENT

SUMMARY

• The broad U.S. stock market was flat for the six months ended June 30, 2005. Growth stocks generated negative returns, while value stocks delivered modest gains.
• Vanguard Institutional Total Stock Market Index Fund succeeded in capturing the return of the broad market.
• In April, the fund adopted a new target benchmark that incorporates Vanguard’s views of best practices in index construction.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN’S LETTER

Dear Shareholder,

U.S. stock prices finished the first half of 2005 mostly flat, as the market’s weak spots subsumed its pockets of strength.The stocks of energy-related companies—beneficiaries of persistently high oil prices—were among the strongest performers, while technology and consumer discretionary stocks struggled. Vanguard Institutional Total Stock Market Index Fund succeeded in capturing the return of the broad market.

Total Returns	Six Months Ended June 30, 2005

Vanguard Institutional Total Stock
Market Index Fund
Institutional Shares	-0.2%
Institutional Plus Shares	-0.2
Spliced Institutional Total Stock
Market Index*	-0.2
Average Multi-Cap Core Fund**	-0.3

*Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter. **Derived from data provided by Lipper Inc.

The adjacent table presents the total returns of the fund’s two share classes and its target index, as well as the average return of its peer group. Starting and ending net asset values for each share class, as well as income distributions, appear in a table on page 4.

During the half-year, the fund switched its target benchmark from the Dow Jones Wilshire 5000 Composite Index to the MSCI US Broad Market Index, another measure of the broad market. The new benchmark incorporates many of Vanguard’s views of “best practices” in index construction, including:

• Market weightings based on stocks’ “float”—those shares that are readily available to the public.
• Inclusion of both companies incorporated in the United States, and internationally based companies with equity trading activity, shareholders, and operations predominantly in the United States.
• Exclusion of limited partnerships.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Index.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending); slower corporate profit growth; and mounting trade and budget deficits.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

Value stocks—those with low prices relative to corporate earnings, book value, and other measures—extended their five-year winning streak over growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-cap stocks topped those of the market’s smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors.

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the performance of the taxable investment-grade bond market, returned a modest 2.5% during the six months. U.S. government and municipal issues performed best. Corporate securities matched the index return, and mortgage-backed debt trailed.

The Federal Reserve Board raised its target for the federal funds rate in four equal steps by a total of 1 percentage point, to 3.25%. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates did not follow. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

ENERGY STOCKS RALLIED, WHILE TECH SHARES STRUGGLED

The broad stock market’s flat performance masked significant variation among different market sectors. Energy-related stocks, for example, registered solid double-digit gains, as fuel prices continued to hover at unprecedented heights. Health care stocks were another pocket of strength, bolstered by excellent returns from the stocks of HMOs and other health-insurance providers.

These gains were offset by weak showings from technology, consumer discretionary and, to a lesser extent, auto & transportation stocks. The technology sector was buffeted by high-profile earnings disappointments, while consumer discretionary stocks retreated on weakness in select retailers. The relatively small auto & transportation sector was hit hard by the widely publicized woes of auto giants General Motors and Ford.

The fund captured the return of its target benchmark, sacrificing minimal return to the real-world transaction and operating costs incurred by funds but not by indexes. Such precision is a product of the proprietary-trading and portfolio-construction methodologies developed by Vanguard Quantitative Equity Group, the fund’s advisor. The fund’s low costs are, naturally, another critical element in keeping returns close to those of the benchmark.

TIMELESS ADVICE FOR ‘NOW’

The markets and the news media tend to focus on what to do “now.” As we never get tired of reminding our clients, successful long-term investing doesn’t mean paying attention to yesterday’s performance, today’s news, or predictions for tomorrow. Instead, reaching the long-term goals—of an institution or of an individual—requires a more patient approach—an approach that Vanguard’s index funds are ideally suited to support.

Whether the stock market rises or falls sharply, or, as in the past six months, meanders sideways, the low-cost, broadly diversified Vanguard

Institutional Total Stock Market Index Fund gives you exposure to the entire U.S. stock market, positioning you to benefit from the U.S. economy's long-term growth potential.

Thank you for your confidence in Vanguard. We look forward to reporting to you at the conclusion of 2005.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 15, 2005

Your Fund's Performance at a Glance			December 31, 2004-June 30, 2005 Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Institutional Total Stock
Market Index Fund
Institutional Shares	$25.83	$25.58	$0.200	$0.000
Institutional Plus Shares 25.83	25.58	0.203	0.000

FUND PROFILE

As of 6/30/2005 This Profile provides a snapshot of the fund’s characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 6.

INSTITUTIONAL TOTAL STOCK MARKET
INDEX FUND

Portfolio Characteristics
	Fund	Target Index*

Number of Stocks	3,218	3,998
Median Market Cap	$27.0B	$27.0B
Price/Earnings Ratio	19.1x	19.1x
Price/Book Ratio	2.7x	2.7x
Yield		1.7%
Institutional Shares	1.7%
Institutional Plus Shares	1.7%
Return on Equity	18.1%	18.2%
Earnings Growth Rate	11.1%	11.1%
Foreign Holdings	0.2%	0.2%
Turnover Rate	12%**	--
Expense Ratio		--
Institutional Shares	0.05%**
Institutional Plus Shares	0.025%**
Short-Term Reserves	0%	--

Volatility Measures
	Fund	Spliced Index†

R-Squared	1.00	1.00
Beta	1.00	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*

Auto & Transportation	2%	2%
Consumer Discretionary	15	15
Consumer Staples	6	6
Financial Services	22	22
Health Care	13	13
Integrated Oils	5	5
Other Energy	4	4
Materials & Processing	4	4
Producer Durables	5	5
Technology	13	13
Utilities	7	7
Other	4	4

Ten Largest Holdings (% of total net assets)

ExxonMobil Corp.	2.7%
(oil)
General Electric Co.	2.7
(conglomerate)
Microsoft Corp.	1.8
(software)
Citigroup, Inc.	1.8
(banking)
Pfizer Inc.	1.5
(pharmaceuticals)
Johnson & Johnson	1.4
(pharmaceuticals)
Bank of America Corp.	1.4
(banking)
Intel Corp.	1.2
(electronics)
Altria Group, Inc.	1.0
(tobacco)
American International Group, Inc.	0.9
(insurance)

Top Ten	16.4%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

*MSCI US Broad Market Index.
**Annualized. Turnover rate includes activity related to a change in the fund’s target index.
† Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

PERFORMANCE SUMMARY

As of 6/30/2005 All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND

Fiscal-Year Total Returns (%) August 31, 2001–June 30, 2005

*Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.
**Six months ended June 30, 2005.
Note: See Financial Highlights tables on page 46 and 47 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
			Since Inception
	Inception Date	One Year	Capital	Income	Total

Institutional Total Stock Market Index Fund
Institutional Shares	8/31/2001	8.12%	3.14%	1.75%	4.89%
Institutional Plus Shares	5/31/2001	8.15	0.56	1.64	2.20

As of 6/30/2005 FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

COMMON STOCKS (99.5%)(1)

Auto & Transportation (2.2%)
United Parcel Service, Inc.	43,119	$2,982
FedEx Corp.	20,455	1,657
Ford Motor Co.	125,874	1,289
Burlington Northern
Santa Fe Corp.	27,077	1,275
Union Pacific Corp.	17,713	1,148
General Motors Corp.	32,414	1,102
Harley-Davidson, Inc.	20,998	1,041
Norfolk Southern Corp.	28,247	875
PACCAR, Inc.	11,811	803
Southwest Airlines Co.	50,232	700
CSX Corp.	15,237	650
Genuine Parts Co.	12,347	507
Expeditors International of
Washington, Inc.	7,650	381
C.H. Robinson Worldwide, Inc.	5,750	335
*Yellow Roadway Corp.	4,293	218
BorgWarner, Inc.	3,955	212
Oshkosh Truck Corp.	2,500	196
Gentex Corp.	10,574	192
*Laidlaw International Inc.	7,400	178
Lear Corp.	4,797	175
*The Goodyear Tire & Rubber Co.	11,313	169
Delphi Corp.	36,226	168
J.B. Hunt Transport Services, Inc.	8,724	168
Polaris Industries, Inc.	3,012	163
CNF Inc.	3,619	162
Dana Corp.	10,711	161
Tidewater Inc.	4,078	155
*Navistar International Corp.	4,475	143
*AMR Corp.	11,541	140
*Landstar System, Inc.	4,308	130
Alexander & Baldwin, Inc.	2,724	126
OMI Corp.	6,500	124
Overseas Shipholding Group Inc.	1,954	117
*JetBlue Airways Corp.	5,428	111

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Kansas City Southern	4,607	$93
American Axle & Manufacturing
Holdings, Inc.	3,670	93
UTI Worldwide, Inc.	1,300	90
Cooper Tire & Rubber Co.	4,834	90
*Kirby Corp.	1,900	86
Thor Industries, Inc.	2,644	83
Wabtec Corp.	3,854	83
*Aviall Inc.	2,573	81
Werner Enterprises, Inc.	4,116	81
ArvinMeritor, Inc.	4,525	80
Overnite Corp.	1,842	79
Forward Air Corp.	2,796	79
Heartland Express, Inc.	3,905	76
General Maritime Corp.	1,780	75
Skywest, Inc.	4,059	74
*Swift Transportation Co., Inc.	3,104	72
Florida East Coast Industries, Inc.
Class A	1,668	72
Winnebago Industries, Inc.	2,200	72
Modine Manufacturing Co.	2,204	72
Knight Transportation, Inc.	2,920	71
*Offshore Logistics, Inc.	2,148	71
Arkansas Best Corp.	2,200	70
*Continental Airlines, Inc. Class B	5,119	68
*EGL, Inc.	3,290	67
*Pacer International, Inc.	3,000	65
Wabash National Corp.	2,519	61
*TBC Corp.	2,111	57
Visteon Corp.	9,409	57
*Tenneco Automotive, Inc.	3,329	55
*Fleetwood Enterprises, Inc.	5,342	54
*TRW Automotive Holdings Corp.	2,200	54
*Old Dominion Freight Line, Inc.	2,004	54
*Genesee & Wyoming Inc. Class A	1,900	52
Superior Industries
International, Inc.	2,037	48
*Hayes Lemmerz International, Inc.	6,100	43
*AAR Corp.	2,594	41
Bandag, Inc.	869	40
*Alaska Air Group, Inc.	1,317	39
*AirTran Holdings, Inc.	4,098	38
*Delta Air Lines, Inc.	9,818	37
*RailAmerica, Inc.	2,971	35
*Keystone Automotive
Industries, Inc.	1,400	35
*Aftermarket Technology Corp.	1,839	32
*Gulfmark Offshore, Inc.	1,172	32
Monaco Coach Corp.	1,800	31
*ExpressJet Holdings, Inc.	3,600	31
*Strattec Security Corp.	558	30
Sea Containers Ltd. Class A	1,900	30
*Northwest Airlines Corp. Class A	6,476	30
*Frontier Airlines, Inc.	2,800	29
Arctic Cat, Inc.	1,400	29
*Hub Group, Inc.	1,100	28
*Quantum Fuel Systems
Technologies Worldwide, Inc.	5,121	26
The Greenbrier Cos., Inc.	900	24
Standard Motor Products, Inc.	1,792	24
*Republic Airways Holdings Inc.	1,600	23
*Commercial Vehicle Group Inc.	1,275	23
Titan International, Inc.	1,611	23
*SCS Transportation, Inc.	1,183	21
*Pinnacle Airlines Corp.	2,300	20
Maritrans Inc.	700	19
Coachmen Industries, Inc.	1,487	19
Marine Products Corp.	1,199	17
*Mesa Air Group Inc.	2,447	16
*International Shipholding Corp.	1,039	15
*America West Holdings Corp.
Class B	2,089	13
*FLYI, Inc.	15,472	12
*Dura Automotive Systems, Inc.	2,352	10
Spartan Motors, Inc.	861	9
*Petroleum Helicopters, Inc.	385	9
*Seabulk International, Inc.	419	9
*Stoneridge, Inc.	1,318	9
*MAIR Holdings, Inc.	939	8
Todd Shipyards Corp.	430	8
*Impco Technologies Inc.	1,621	8
*Quality Distribution Inc.	678	6
*Central Freight Lines, Inc.	905	2

		21,371

Consumer Discretionary (14.8%)
Wal-Mart Stores, Inc.	182,209	8,782
Home Depot, Inc.	157,417	6,124
*Time Warner, Inc.	316,214	5,284
The Walt Disney Co.	146,798	3,696
Viacom Inc. Class B	107,111	3,430
*Google Inc.	11,657	3,429
Gillette Co.	67,400	3,412
Target Corp.	60,997	3,319
*Yahoo! Inc.	89,139	3,089
Lowe's Cos., Inc.	52,621	3,064
The News Corp., Inc.	177,654	2,874
McDonald's Corp.	90,060	2,499
*eBay Inc.	71,232	2,351
Kimberly-Clark Corp.	34,432	2,155
*Liberty Media Corp.	182,286	1,857
Carnival Corp.	31,869	1,738
Cendant Corp.	75,339	1,685

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Costco Wholesale Corp.	33,850	$1,517
*Starbucks Corp.	28,593	1,477
Best Buy Co., Inc.	19,939	1,367
Gannett Co., Inc.	18,253	1,298
Avon Products, Inc.	33,891	1,283
*Electronic Arts Inc.	22,042	1,248
*Kohl's Corp.	22,070	1,234
The McGraw-Hill Cos., Inc.	27,108	1,200
NIKE, Inc. Class B	13,303	1,152
Waste Management, Inc.	40,598	1,151
Staples, Inc.	53,042	1,131
*Sears Holdings Corp.	7,431	1,114
Yum! Brands, Inc.	20,931	1,090
Clear Channel
Communications, Inc.	34,978	1,082
J.C. Penney Co., Inc.
(Holding Co.)	20,483	1,077
Omnicom Group Inc.	13,275	1,060
Marriott International, Inc.
Class A	13,626	930
*Coach, Inc.	27,266	915
*Bed Bath & Beyond, Inc.	21,678	906
Harrah's Entertainment, Inc.	12,352	890
Federated Department
Stores, Inc.	12,057	884
Starwood Hotels & Resorts
Worldwide, Inc.	14,919	874
*Apollo Group, Inc. Class A	11,109	869
The Gap, Inc.	43,802	865
*DirecTV Group, Inc.	54,370	843
TJX Cos., Inc.	34,305	835
May Department Stores Co.	19,905	799
*Liberty GLobal Inc. Class A	16,962	792
*Amazon.com, Inc.	21,775	720
*IAC/InterActiveCorp	29,910	719
International Game Technology	24,579	692
Hilton Hotels Corp.	26,255	626
Tribune Co.	15,741	554
*Sirius Satellite Radio, Inc.	85,279	553
Eastman Kodak Co.	20,503	550
*Fisher Scientific International Inc.	8,409	546
Mattel, Inc.	29,726	544
*XM Satellite Radio Holdings, Inc.	15,861	534
Black & Decker Corp.	5,881	528
Limited Brands, Inc.	24,380	522
*VeriSign, Inc.	18,001	518
*Office Depot, Inc.	22,362	511
Nordstrom, Inc.	7,501	510
R.R. Donnelley & Sons Co.	14,635	505
Newell Rubbermaid, Inc.	19,692	469
EchoStar Communications Corp.
Class A	15,324	462
*Univision Communications Inc.	16,451	453
*Chico's FAS, Inc.	12,812	439
Abercrombie & Fitch Co.	6,229	428
*Toys R Us, Inc.	15,384	407
Cintas Corp.	10,393	401
Dollar General Corp.	19,703	401
Michaels Stores, Inc.	9,662	400
Wendy's International, Inc.	8,176	390
*AutoZone Inc.	4,206	389
Republic Services, Inc. Class A	10,722	386
Royal Caribbean Cruises, Ltd.	7,828	379
Harman International
Industries, Inc.	4,619	376
*Interpublic Group of Cos., Inc.	30,357	370
Leggett & Platt, Inc.	13,700	364
VF Corp.	6,343	363
Estee Lauder Cos. Class A	9,151	358
Darden Restaurants Inc.	10,798	356
*MGM Mirage, Inc.	8,971	355
Tiffany & Co.	10,415	341
Knight Ridder	5,509	338
*Advance Auto Parts, Inc.	5,200	336
Whirlpool Corp.	4,703	330
Washington Post Co. Class B	392	327
*Telewest Global, Inc.	14,067	320
PETsMART, Inc.	10,415	316
*Mohawk Industries, Inc.	3,800	313
Liz Claiborne, Inc.	7,762	309
New York Times Co. Class A	9,819	306
Foot Locker, Inc.	11,191	305
Ross Stores, Inc.	10,472	303
Family Dollar Stores, Inc.	11,387	297
Robert Half International, Inc.	11,728	293
The Neiman Marcus Group, Inc.
Class A	2,994	290
E.W. Scripps Co. Class A	5,896	288
Fastenal Co.	4,606	282
*Williams-Sonoma, Inc.	7,076	280
ServiceMaster Co.	20,834	279
*AutoNation, Inc.	13,346	274
Jones Apparel Group, Inc.	8,704	270
CDW Corp.	4,718	269
*Career Education Corp.	7,301	267
*Getty Images, Inc.	3,594	267
The Stanley Works	5,818	265
*Lamar Advertising Co. Class A	6,127	262
Manpower Inc.	6,432	256
*ChoicePoint Inc.	6,357	255
*Brinker International, Inc.	6,303	252

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

RadioShack Corp.	10,767	$249
GTECH Holdings Corp.	8,280	242
Alberto-Culver Co. Class B	5,564	241
American Eagle Outfitters, Inc.	7,858	241
Hasbro, Inc.	11,401	237
Circuit City Stores, Inc.	13,662	236
*Monster Worldwide Inc.	8,130	233
*O'Reilly Automotive, Inc.	7,538	225
*Activision, Inc.	13,269	219
Station Casinos, Inc.	3,295	219
The Corporate Executive
Board Co.	2,786	218
Aramark Corp. Class B	8,209	217
*Iron Mountain, Inc.	6,877	213
Outback Steakhouse	4,707	213
International Flavors &
Fragrances, Inc.	5,673	205
*Pixar, Inc.	4,100	205
*CarMax, Inc.	7,407	197
*Urban Outfitters, Inc.	3,430	194
Sabre Holdings Corp.	9,731	194
Service Corp. International	23,660	190
*Dollar Tree Stores, Inc.	7,670	184
*The Cheesecake Factory	5,280	183
Polo Ralph Lauren Corp.	4,231	182
*Penn National Gaming, Inc.	4,900	179
*ITT Educational Services, Inc.	3,206	171
Belo Corp. Class A	7,106	170
*Wynn Resorts Ltd.	3,479	164
*Barnes & Noble, Inc.	4,208	163
*BJ's Wholesale Club, Inc.	4,935	160
*Timberland Co.	4,010	155
Applebee's International, Inc.	5,734	152
*Tech Data Corp.	4,132	151
*Saks Inc.	7,945	151
*Education Management Corp.	4,462	150
OfficeMax, Inc.	5,017	149
*Weight Watchers
International, Inc.	2,886	149
*Laureate Education Inc.	3,055	146
The Brink's Co.	4,051	146
Claire's Stores, Inc.	6,034	145
*Convergys Corp.	10,130	144
Snap-On Inc.	4,129	142
Boyd Gaming Corp.	2,753	141
Reebok International Ltd.	3,308	138
*R.H. Donnelley Corp.	2,214	137
Adesa, Inc.	6,238	136
Borders Group, Inc.	5,332	135
*Valassis Communications, Inc.	3,630	134
Meredith Corp.	2,732	134
*Quiksilver, Inc.	8,380	134
CBRL Group, Inc.	3,402	132
*Allied Waste Industries, Inc.	16,648	132
Dex Media, Inc.	5,400	132
*Sonic Corp.	4,255	130
SCP Pool Corp.	3,650	128
*Take-Two Interactive
Software, Inc.	4,950	126
*Rent-A-Center, Inc.	5,360	125
*Panera Bread Co.	2,000	124
*Waste Connections, Inc.	3,324	124
*Copart, Inc.	5,178	123
*AnnTaylor Stores Corp.	5,023	122
The Toro Co.	3,148	122
*Pacific Sunwear of
California, Inc.	5,271	121
American Greetings Corp.
Class A	4,553	121
Regis Corp.	3,075	120
*Men's Wearhouse, Inc.	3,468	119
*Gaylord Entertainment Co.	2,551	119
*Scientific Games Corp.	4,396	118
Ruby Tuesday, Inc.	4,552	118
*Marvel Enterprises Inc.	5,945	117
Harte-Hanks, Inc.	3,924	117
*Zale Corp.	3,662	116
International Speedway Corp.	2,061	116
MSC Industrial Direct Co., Inc.
Class A	3,370	114
*CNET Networks, Inc.	9,643	113
*United Stationers, Inc.	2,277	112
Reader's Digest Association, Inc.	6,771	112
Dillard's Inc.	4,754	111
*Tractor Supply Co.	2,264	111
Westwood One, Inc.	5,339	109
The Yankee Candle Co., Inc.	3,368	108
*GameStop Corp.	3,300	108
Lee Enterprises, Inc.	2,667	107
*P.F. Chang's China Bistro, Inc.	1,800	106
*CEC Entertainment Inc.	2,516	106
John Wiley & Sons Class A	2,645	105
*Guitar Center, Inc.	1,800	105
*PETCO Animal Supplies, Inc.	3,500	103
*Jarden Corp.	1,900	102
*Big Lots Inc.	7,728	102
*Ask Jeeves, Inc.	3,305	100
*Aeropostale, Inc.	2,950	99
Blockbuster Inc. Class A	10,849	99
Media General, Inc. Class A	1,497	97
Wolverine World Wide, Inc.	4,028	97

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Corrections Corp. of
America REIT	2,450	$96
IKON Office Solutions, Inc.	10,038	95
Arbitron Inc.	2,215	95
*Jack in the Box Inc.	2,470	94
*PHH Corp.	3,635	93
*Payless ShoeSource, Inc.	4,868	93
*Carter's, Inc.	1,600	93
*Scholastic Corp.	2,418	93
*Dick's Sporting Goods, Inc.	2,400	93
*Earthlink, Inc.	10,651	92
*DoubleClick Inc.	10,745	90
*Dollar Thrifty Automotive
Group, Inc.	2,367	90
The McClatchy Co. Class A	1,368	90
*Tommy Hilfiger Corp.	6,500	89
Matthews International Corp.	2,282	89
Tupperware Corp.	3,786	88
*Argosy Gaming Co.	1,879	88
Strayer Education, Inc.	1,015	88
*Spectrum Brands Inc	2,638	87
*Red Robin Gourmet Burgers	1,400	87
*West Corp.	2,254	87
Maytag Corp.	5,492	86
*Entercom Communications Corp.	2,541	85
*Wesco International, Inc.	2,691	84
Catalina Marketing Corp.	3,317	84
*DeVry, Inc.	4,226	84
*Resources Connection, Inc.	3,600	84
Pier 1 Imports Inc.	5,860	83
Choice Hotel International, Inc.	1,264	83
*Aztar Corp.	2,411	83
Chemed Corp.	2,014	82
*Corinthian Colleges, Inc.	6,424	82
Phillips-Van Heusen Corp.	2,489	81
Ethan Allen Interiors, Inc.	2,417	81
*THQ Inc.	2,764	81
*Fossil, Inc.	3,536	80
IHOP Corp.	1,841	80
*Charming Shoppes, Inc.	8,506	79
Banta Corp.	1,748	79
*Insight Enterprises, Inc.	3,891	79
*Cogent Inc.	2,747	78
*Hewitt Associates, Inc.	2,930	78
Nu Skin Enterprises, Inc.	3,309	77
*Stage Stores, Inc.	1,765	77
*Labor Ready, Inc.	3,296	77
*Shuffle Master, Inc.	2,739	77
*The Warnaco Group, Inc.	3,300	77
*The Children's Place Retail
Stores, Inc.	1,643	77
*MPS Group, Inc.	8,134	77
Talbots Inc.	2,352	76
*Bright Horizons Family
Solutions, Inc.	1,866	76
*United Natural Foods, Inc.	2,500	76
*ValueClick, Inc.	6,137	76
*School Specialty, Inc.	1,622	75
Furniture Brands International Inc.	3,462	75
Aaron Rents, Inc. Class B	3,000	75
Callaway Golf Co.	4,826	74
*Rare Hospitality International Inc.	2,430	74
*Pinnacle Entertainment, Inc.	3,777	74
*Hibbett Sporting Goods, Inc.	1,950	74
*Central Garden and Pet Co.	1,500	74
*The Pantry, Inc.	1,900	74
Orient-Express Hotel Ltd.	2,300	73
*WMS Industries, Inc.	2,155	73
*Gemstar-TV Guide
International, Inc.	20,228	73
*Linens 'n Things, Inc.	3,044	72
*Hot Topic, Inc.	3,766	72
*Coldwater Creek Inc.	2,878	72
Jackson Hewitt Tax Service Inc.	3,000	71
Kellwood Co.	2,600	70
*Electronics Boutique
Holdings Corp.	1,100	70
*Tempur-Pedic International Inc.	3,099	69
*The Advisory Board Co.	1,400	68
*Columbia Sportswear Co.	1,370	68
MAXIMUS, Inc.	1,898	67
*Genesco, Inc.	1,800	67
Burlington Coat Factory
Warehouse Corp.	1,563	67
Watson Wyatt & Co. Holdings	2,600	67
Bob Evans Farms, Inc.	2,817	66
Tuesday Morning Corp.	2,080	66
Nautilus Inc.	2,300	66
*InfoSpace, Inc.	1,989	65
*Helen of Troy Ltd.	2,572	65
*Journal Register Co.	3,704	65
*Korn/Ferry International	3,642	65
*DreamWorks Animation SKG, Inc.	2,456	64
*The Sports Authority, Inc.	2,021	64
*Vail Resorts Inc.	2,272	64
*Too Inc.	2,706	63
Ameristar Casinos, Inc.	2,400	63
United Auto Group, Inc.	2,100	63
CKE Restaurants Inc.	4,489	62
Blyth, Inc.	2,227	62
Oxford Industries, Inc.	1,440	62

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

The Pep Boys
(Manny, Moe & Jack)	4,534	$61
Hearst-Argyle Television Inc.	2,488	61
*TreeHouse Foods Inc	2,132	61
*Navigant Consulting, Inc.	3,420	60
*Tetra Tech, Inc.	4,450	60
Amerco, Inc.	1,122	60
*Select Comfort Corp.	2,800	60
La-Z-Boy Inc.	4,115	60
Brown Shoe Co., Inc.	1,529	60
Liberty Corp.	1,601	59
G & K Services, Inc. Class A	1,533	58
*CMGI Inc.	30,455	58
*Jos. A. Bank Clothiers, Inc.	1,325	57
Speedway Motorsports, Inc.	1,568	57
*ShopKo Stores, Inc.	2,320	56
Fred's, Inc.	3,400	56
*Citadel Broadcasting Corp.	4,900	56
Lone Star Steakhouse &
Saloon, Inc.	1,837	56
Movie Gallery, Inc.	2,100	55
*CRA International Inc.	1,024	55
Christopher & Banks Corp.	3,000	55
*99 Cents Only Stores	4,270	54
*Global Imaging Systems, Inc.	1,700	54
*Radio One, Inc. Class D	4,230	54
Hollinger International, Inc.	5,374	54
*Texas Roadhouse, Inc.	1,540	54
*Alliance Gaming Corp.	3,788	53
Landry's Restaurants, Inc.	1,763	53
*RC2 Corp.	1,403	53
Stewart Enterprises, Inc. Class A	8,041	53
*Universal Technical Institute Inc.	1,572	52
*Cabela's Inc.	2,400	51
bebe stores, inc	1,894	50
Pre-Paid Legal Services, Inc.	1,120	50
ADVO, Inc.	1,570	50
*Overstock.com, Inc.	1,400	50
Sonic Automotive, Inc.	2,313	49
Stein Mart, Inc.	2,222	49
Cato Corp. Class A	2,358	49
Rollins, Inc.	2,402	48
Oakley, Inc.	2,810	48
Viad Corp.	1,676	47
*Ryan's Restaurant Group, Inc.	3,362	47
*Elizabeth Arden, Inc.	2,000	47
*The Dress Barn, Inc.	2,057	47
*USANA Health Sciences, Inc.	1,100	47
*aQuantive, Inc.	2,610	46
*Entravision Communications Corp.	5,883	46
*Coinstar, Inc.	2,013	46
United Online, Inc.	4,129	45
*Life Time Fitness, Inc.	1,356	44
Bowne & Co., Inc.	3,062	44
*PRIMEDIA Inc.	10,861	44
*FTI Consulting, Inc.	2,100	44
*The Gymboree Corp.	3,192	44
Movado Group, Inc.	2,292	43
Kelly Services, Inc. Class A	1,503	43
Domino's Pizza, Inc.	1,930	43
*Emmis Communications, Inc.	2,416	43
World Fuel Services Corp.	1,822	43
*Vertrue Inc.	1,094	43
*Brightpoint, Inc.	1,920	43
*Priceline.com, Inc.	1,823	43
*Cost Plus, Inc.	1,700	42
Gray Television, Inc.	3,500	42
Russell Corp.	2,054	42
*Central European Distribution Corp.	1,125	42
*K2 Inc.	3,291	42
K-Swiss, Inc.	1,288	42
*Consolidated Graphics, Inc.	1,021	42
Gevity HR, Inc.	2,038	41
*JAKKS Pacific, Inc.	2,124	41
*MarineMax, Inc.	1,300	41
*Heidrick & Struggles
International, Inc.	1,554	41
Churchill Downs, Inc.	951	40
*California Pizza Kitchen, Inc.	1,479	40
*Insight Communications Co., Inc.	3,648	40
Blair Corp.	1,019	40
*Playtex Products, Inc.	3,735	40
*Group 1 Automotive, Inc.	1,662	40
Journal Communications, Inc.	2,361	40
Kenneth Cole Productions, Inc.	1,272	40
The Stride Rite Corp.	2,857	39
*Isle of Capri Casinos, Inc.	1,500	39
*Steak n Shake Co.	2,100	39
*Jo-Ann Stores, Inc.	1,450	38
Stanley Furniture Co., Inc.	1,552	38
Finish Line, Inc.	2,000	38
*Spherion Corp.	5,660	37
*LKQ Corp.	1,373	37
*Skechers U.S.A., Inc.	2,608	37
ABM Industries Inc.	1,906	37
*Lifeline Systems, Inc.	1,134	36
The Marcus Corp.	1,716	36
*TiVo Inc.	5,343	36
*Wireless Facilities, Inc.	5,579	35
*CoStar Group, Inc.	800	35
*Teletech Holdings Inc.	4,251	35
Lithia Motors, Inc.	1,200	35

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Courier Corp.	900	$35
*ValueVision Media, Inc.	2,877	35
*Six Flags, Inc.	7,423	35
*NetFlix.com, Inc.	2,100	34
*Cross Country Healthcare, Inc.	2,000	34
Regal Entertainment Group
Class A	1,800	34
Handleman Co.	2,058	34
*J. Jill Group, Inc.	2,448	34
*CSK Auto Corp.	2,006	33
*Cenveo Inc.	4,425	33
*Stamps.com Inc.	1,779	33
Sinclair Broadcast Group, Inc.	3,667	33
American Woodmark Corp.	1,100	33
*AMN Healthcare Services, Inc.	2,181	33
*iVillage Inc.	5,432	32
*Nutri/System Inc	2,190	32
*Casella Waste Systems, Inc.	2,692	32
Triarc Cos., Inc. Class A	1,994	32
*Krispy Kreme Doughnuts, Inc.	4,602	32
infoUSA Inc.	2,716	32
*Martha Stewart Living
Omnimedia, Inc.	1,087	32
*Spanish Broadcasting System, Inc.	3,139	31
*ProQuest Co.	951	31
The Topps Co., Inc.	3,108	31
*Leapfrog Enterprises, Inc.	2,754	31
Mannatech, Inc.	1,600	30
*Charter Communications, Inc.	25,584	30
*Century Business Services, Inc.	7,449	30
*Ventiv Health, Inc.	1,562	30
*Luby's, Inc.	2,513	30
*Hartmarx Corp.	2,964	30
*Sirva Inc.	3,500	30
*Salem Communications Corp.	1,500	30
Ambassadors Group, Inc.	800	30
National Presto Industries, Inc.	674	30
Thomas Nelson, Inc.	1,361	30
*Steiner Leisure Ltd.	798	30
UniFirst Corp.	726	29
*Lin TV Corp.	2,100	29
*Casual Male Retail Group, Inc.	3,877	28
*O'Charley's Inc.	1,600	28
Carmike Cinemas, Inc.	900	28
*Multimedia Games Inc.	2,500	28
*Universal Electronics, Inc.	1,648	27
*Kforce Inc.	3,231	27
*Midas Inc.	1,185	27
Bassett Furniture Industries, Inc.	1,435	27
World Wrestling
Entertainment, Inc.	2,365	27
*Hudson Highland Group, Inc.	1,718	27
*Autobytel Inc.	5,541	27
Triarc Cos., Inc. Class B	1,799	27
*Monro Muffler Brake, Inc.	900	27
*LodgeNet Entertainment Corp.	1,600	27
*LECG Corp.	1,234	26
*Asbury Automotive Group, Inc.	1,700	26
*MTR Gaming Group Inc.	2,213	26
*DiamondCluster International, Inc.	2,278	26
Big 5 Sporting Goods Corp.	900	26
Startek, Inc.	1,546	25
Libbey, Inc.	1,604	25
CNS, Inc.	1,100	25
*Shoe Carnival, Inc.	1,140	25
*Cox Radio, Inc.	1,572	25
*Alderwoods Group, Inc.	1,704	24
*Conn's, Inc.	995	24
Central Parking Corp.	1,752	24
*SOURCECORP, Inc.	1,205	24
*Cumulus Media Inc.	1,999	24
*Alloy, Inc.	4,579	24
*S&K Famous Brands Inc.	1,344	23
*NIC Inc.	4,931	23
*Great Wolf Resorts, Inc.	1,110	23
*Brookstone, Inc.	1,200	23
*Revlon, Inc. Class A	7,312	22
*Forrester Research, Inc.	1,258	22
Haverty Furniture Cos., Inc.	1,500	22
*Deckers Outdoor Corp.	900	22
CDI Corp.	994	22
*Benihana Inc. Class A	1,506	22
*Playboy Enterprises, Inc. Class B	1,663	22
*Lakes Entertainment, Inc.	1,396	21
Hancock Fabrics, Inc.	3,237	21
*Radio One, Inc.	1,680	21
*Navigant International, Inc.	1,440	21
*Trans World Entertainment Corp.	1,768	21
AFC Enterprises, Inc.	1,565	21
*Marchex, Inc.	1,360	20
*Harris Interactive Inc.	4,200	20
Haggar Corp.	1,000	20
*4Kids Entertainment Inc.	1,000	20
*Guess ?, Inc.	1,199	20
*Pegasus Solutions Inc.	1,764	20
*Blue Nile Inc.	600	20
*Saga Communications, Inc.	1,400	20
*Innotrac Corp.	2,414	20
*Worldwide Restaurant
Concepts Inc.	2,964	19
*PLATO Learning, Inc.	2,572	19
*Atari, Inc.	6,811	19

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*NetRatings, Inc.	1,380	$19
*The Wet Seal, Inc. Class A	2,743	19
*Dave & Busters, Inc.	997	18
*BJ's Restaurants Inc.	900	18
*Bally Total Fitness Holding Corp.	5,638	18
*EZCORP, Inc.	1,691	18
Blockbuster Inc. Class B	2,111	18
*Steven Madden, Ltd.	1,000	18
*Drugstore.com, Inc.	4,178	17
Allen Organ Co.	283	17
*Exponent, Inc.	600	17
*Regent Communications, Inc.	2,907	17
*Nexstar Broadcasting Group, Inc.	2,752	17
*Geo Group Inc.	677	17
*The Princeton Review, Inc.	2,900	17
*First Consulting Group, Inc.	3,292	17
Angelica Corp.	687	17
*Midway Games Inc.	1,509	17
*Carriage Services, Inc.	2,708	16
*Applica Inc.	5,044	16
*Charlotte Russe Holding Inc.	1,300	16
*Lazare Kaplan International, Inc.	1,566	16
*Retail Ventures, Inc.	1,169	16
*PDI, Inc.	1,291	16
*Papa John's International, Inc.	397	16
*Water Pik Technologies, Inc.	829	16
*America's Car-Mart, Inc.	700	16
*Beasley Broadcast Group, Inc.	1,080	16
*Build-A-Bear-Workshop, Inc.	659	15
Goody's Family Clothing	2,095	15
*Monarch Casino & Resort, Inc.	700	15
*Sharper Image Corp.	1,200	15
*On Assignment, Inc.	3,055	15
Clark, Inc.	1,060	15
*Clean Harbors Inc.	700	15
*Volt Information Sciences Inc.	636	15
*1-800-FLOWERS.COM, Inc.	2,132	15
Schawk, Inc.	600	15
*Wyndham International, Inc.
Class A	13,380	15
*Checkers Drive-In
Restaurants, Inc.	1,088	15
*Cornell Companies, Inc.	1,100	15
*Department 56 Inc.	1,426	15
*West Marine, Inc.	800	14
Administaff, Inc.	604	14
*Fisher Communications, Inc.	300	14
Renaissance Learning, Inc.	686	14
*Navarre Corp.	1,714	14
*Perry Ellis International Corp.	572	13
*SITEL Corp.	6,305	13
*DTS Inc.	700	12
*Candie's, Inc.	1,808	12
*Internap Network Services Corp.	25,492	12
*Young Broadcasting Inc.	2,870	12
*24/7 Real Media, Inc.	2,880	12
*ParkerVision, Inc.	1,902	12
CPI Corp.	645	12
*1-800 CONTACTS, Inc.	600	12
Action Performance Cos., Inc.	1,309	12
Russ Berrie and Co., Inc.	900	12
*Medical Staffing Network
Holdings, Inc.	2,300	11
*Strategic Distribution, Inc.	1,081	11
*Register.com, Inc.	1,497	11
Lawson Products, Inc.	284	11
*Raindance Communications, Inc.	5,187	11
Dover Downs Gaming &
Entertainment, Inc.	807	11
*Concord Camera Corp.	8,500	11
CSS Industries, Inc.	313	11
*Oneida Ltd.	4,222	11
*Mothers Work, Inc.	800	10
*The Boyds Collection, Ltd.	5,816	10
*Daily Journal Corp.	260	10
*A.C. Moore Arts & Crafts, Inc.	314	10
*SM&A Corp.	1,103	10
Cadmus Communications	549	10
*Enesco Group, Inc.	3,297	10
*Greg Manning Auctions, Inc.	800	10
*Learning Tree International, Inc.	788	9
*Gander Mountain Co.	800	9
*Gartner, Inc. Class B	841	9
Syms Corp.	595	9
*Buca, Inc.	1,600	8
*Fox and Hound Restaurant Group	667	8
Inter Parfums, Inc.	400	8
*Spherix Inc.	4,519	8
Dover Motorsports, Inc.	1,254	8
*Synagro Technologies Inc.	1,506	7
*Interstate Hotels & Resorts, Inc.	1,462	7
*Kirkland's, Inc.	735	7
*Champps Entertainment Inc.	900	7
*Emerson Radio Corp.	2,400	7
*Tweeter Home Entertainment
Group, Inc.	2,600	6
*Digital Generation Systems	6,395	6
L.S. Starrett Co. Class A	336	6
*LookSmart, Ltd.	8,164	6
*Miva Inc.	1,300	6
*Systemax Inc.	848	6
*Management Network Group Inc.	2,496	5

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Superior Uniform Group, Inc.	393	$5
The Buckle, Inc.	119	5
*Friendly Ice Cream Corp.	482	5
*Empire Resorts Inc.	1,200	5
*Neoforma, Inc.	698	5
*Edgewater Technology, Inc.	1,077	5
Flexsteel Industry	300	4
Fedders Corp.	1,886	4
*ICT Group, Inc.	375	4
*Pegasus Communications Corp.	1,056	4
*PC Connection, Inc.	550	3
*Protection One, Inc.	188	3
Traffix, Inc.	667	3
*Acme Communications, Inc.	800	3
*APAC Teleservices, Inc.	3,928	3
*Metro One
Telecommunications, Inc.	3,900	3
Waste Industries USA, Inc.	200	3
*GSI Commerce, Inc.	168	3
*PriceSmart, Inc.	326	3
*Brillian Corp.	666	2
News Corp., Inc., Class B	100	2
*Paxson Communications Corp.	2,800	2
Craftmade International, Inc.	100	2
*A.T. Cross Co. Class A	300	1
*Geerlings & Wade Inc.	764	1
*LQ Corp. Inc.	381	1
*Rainmaker Systems, Inc.	992	1
*Major Automotive Cos., Inc.	435	--
*Bush Industries, Inc. (Escrow)	3,784	--
*Gadzooks, Inc.	3,843	--
*Headway Corporate
Resources, Inc.	3,808	--
*Trump Entertainment Resorts, Inc.	2	--

		144,065

Consumer Staples (6.2%)
Altria Group, Inc.	147,179	9,517
The Procter & Gamble Co.	171,814	9,063
The Coca-Cola Co.	156,142	6,519
PepsiCo, Inc.	120,317	6,489
Walgreen Co.	73,147	3,364
Anheuser-Busch Cos., Inc.	56,549	2,587
Colgate-Palmolive Co.	37,634	1,878
CVS Corp.	57,282	1,665
Sysco Corp.	45,673	1,653
Sara Lee Corp.	56,627	1,122
General Mills, Inc.	23,541	1,101
*The Kroger Co.	49,680	945
H.J. Heinz Co.	25,023	886
ConAgra Foods, Inc.	36,882	854
Kellogg Co.	17,592	782
The Hershey Co.	12,531	778
Safeway, Inc.	32,061	724
Wm. Wrigley Jr. Co.	10,272	707
The Clorox Co.	10,998	613
Kraft Foods Inc.	19,008	605
Whole Foods Market, Inc.	4,614	546
UST, Inc.	11,812	539
Campbell Soup Co.	16,238	500
Reynolds American Inc.	6,281	495
Albertson's, Inc.	22,424	464
*Constellation Brands, Inc.
Class A	13,796	407
Coca-Cola Enterprises, Inc.	18,468	406
*Dean Foods Co.	10,663	376
SuperValu Inc.	9,618	314
The Pepsi Bottling Group, Inc.	10,651	305
Molson Coors Brewing Co.
Class B	4,874	302
Tyson Foods, Inc.	16,244	289
McCormick & Co., Inc.	8,650	283
J.M. Smucker Co.	3,896	183
*Smithfield Foods, Inc.	6,336	173
Brown-Forman Corp. Class B	2,739	166
*Del Monte Foods Co.	15,146	163
Church & Dwight, Inc.	4,423	160
Carolina Group	4,800	160
Hormel Foods Corp.	5,442	160
*Rite Aid Corp.	37,357	156
PepsiAmericas, Inc.	4,971	128
*NBTY, Inc.	4,036	105
*Performance Food Group Co.	3,287	99
Flowers Foods, Inc.	2,590	92
Longs Drug Stores, Inc.	1,982	85
Pilgrim's Pride Corp.	2,458	84
Ralcorp Holdings, Inc.	1,962	81
Sensient Technologies Corp.	3,912	81
Chiquita Brands International, Inc.	2,916	80
Universal Corp. (VA)	1,801	79
*7-Eleven, Inc.	2,381	72
Ruddick Corp.	2,815	72
Casey's General Stores, Inc.	3,578	71
Tootsie Roll Industries, Inc.	2,115	62
Nash-Finch Co.	1,299	48
Sanderson Farms, Inc.	1,050	48
*Herbalife Ltd.	2,200	48
*Hain Celestial Group, Inc.	2,424	47
Weis Markets, Inc.	1,072	42
*The Great Atlantic &
Pacific Tea Co., Inc.	1,334	39
Lance, Inc.	2,249	39
Alliance One International, Inc.	6,158	37

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Schweitzer-Mauduit
International, Inc.	1,164	$36
*Hansen Natural Corp.	413	35
Vector Group Ltd.	1,845	34
American Italian Pasta Co.	1,451	30
*Boston Beer Co., Inc. Class A	1,186	27
*Peet's Coffee & Tea Inc.	800	26
Coca-Cola Bottling Co.	522	26
Seaboard Corp.	14	23
*M&F Worldwide Corp.	1,722	23
*Pathmark Stores, Inc.	2,360	21
*Wild Oats Markets Inc.	1,800	21
*Provide Commerce Inc.	800	17
*Green Mountain Coffee
Roasters, Inc.	500	17
J & J Snack Foods Corp.	300	16
*Cruzan International Inc.	590	15
*Smart & Final Inc.	1,100	13
*Star Scientific, Inc.	2,800	13
*John B. Sanfilippo & Son, Inc.	500	12
*Nutraceutical International Corp.	800	11
Arden Group Inc. Class A	100	8
*Omega Protein Corp.	1,100	7
*Lifeway Foods, Inc.	154	2

		60,371

Financial Services (22.1%)
Citigroup, Inc.	372,119	17,203
Bank of America Corp.	289,647	13,211
American International
Group, Inc.	158,703	9,221
JPMorgan Chase & Co.	255,361	9,019
Wells Fargo & Co.	121,335	7,472
Wachovia Corp.	114,984	5,703
American Express Co.	80,984	4,311
Fannie Mae	69,343	4,050
U.S. Bancorp	133,851	3,908
Morgan Stanley	71,168	3,734
Merrill Lynch & Co., Inc.	63,237	3,479
Freddie Mac	49,331	3,218
The Goldman Sachs Group, Inc.	29,273	2,986
Allstate Corp.	46,263	2,764
Washington Mutual, Inc.	62,029	2,524
Prudential Financial, Inc.	36,628	2,405
First Data Corp.	59,363	2,383
MetLife, Inc.	52,405	2,355
MBNA Corp.	86,884	2,273
St. Paul Travelers Cos., Inc.	48,026	1,898
SunTrust Banks, Inc.	25,179	1,819
Automatic Data Processing, Inc.	41,811	1,755
Lehman Brothers Holdings, Inc.	16,809	1,669
Countrywide Financial Corp.	41,556	1,604
The Bank of New York Co., Inc.	55,618	1,601
The Hartford Financial Services
Group Inc.	21,204	1,586
BB&T Corp.	39,610	1,583
National City Corp.	46,274	1,579
SLM Corp.	30,813	1,565
AFLAC Inc.	36,106	1,563
Capital One Financial Corp.	17,573	1,406
Fifth Third Bancorp	33,580	1,384
Progressive Corp. of Ohio	13,546	1,338
Golden West Financial Corp.	18,624	1,199
The Chubb Corp.	13,892	1,189
State Street Corp.	23,917	1,154
PNC Financial Services Group	20,659	1,125
Simon Property Group, Inc. REIT	15,003	1,088
Regions Financial Corp.	31,498	1,067
CIGNA Corp.	9,536	1,021
Marsh & McLennan Cos., Inc.	35,725	990
KeyCorp	29,011	962
Equity Office Properties
Trust REIT	28,805	953
The Principal Financial
Group, Inc.	22,020	923
ACE Ltd.	20,200	906
Mellon Financial Corp.	30,371	871
North Fork Bancorp, Inc.	30,210	849
Franklin Resources Corp.	10,779	830
Charles Schwab Corp.	72,088	813
Moody's Corp.	17,980	808
Bear Stearns Co., Inc.	7,701	800
Paychex, Inc.	24,381	793
Equity Residential REIT	20,450	753
Legg Mason Inc.	7,148	744
XL Capital Ltd. Class A	9,900	737
*SunGard Data Systems, Inc.	20,678	727
The Chicago Mercantile Exchange	2,440	721
Loews Corp.	9,248	717
Comerica, Inc.	12,235	707
AmSouth Bancorp	25,458	662
Vornado Realty Trust REIT	8,186	658
General Growth
Properties Inc. REIT	15,940	655
H & R Block, Inc.	11,156	651
CIT Group Inc.	14,893	640
Marshall & Ilsley Corp.	13,843	615
Sovereign Bancorp, Inc.	27,148	606
MBIA, Inc.	10,084	598
*Fiserv, Inc.	13,805	593
Lincoln National Corp.	12,485	586
Northern Trust Corp.	12,533	571
Archstone-Smith Trust REIT	14,282	552

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Boston Properties, Inc. REIT	7,832	$548
Ambac Financial Group, Inc.	7,731	539
ProLogis REIT	13,189	531
M & T Bank Corp.	4,902	515
T. Rowe Price Group Inc.	8,212	514
Synovus Financial Corp.	17,728	508
SAFECO Corp.	9,096	494
Jefferson-Pilot Corp.	9,779	493
Genworth Financial Inc.	16,101	487
Plum Creek Timber Co. Inc. REIT	13,125	476
Aon Corp.	19,025	476
Zions Bancorp	6,364	468
Hudson City Bancorp, Inc.	40,746	465
Popular, Inc.	18,138	457
MGIC Investment Corp.	6,930	452
Cincinnati Financial Corp.	11,369	450
Fidelity National Financial, Inc.	11,912	425
Host Marriott Corp. REIT	23,838	417
Avalonbay Communities, Inc. REIT	5,117	413
Torchmark Corp.	7,679	401
Kimco Realty Corp. REIT	6,794	400
UnumProvident Corp.	21,232	389
Huntington Bancshares Inc.	15,701	379
Compass Bancshares Inc.	8,419	379
Public Storage, Inc. REIT	5,961	377
*Ameritrade Holding Corp.	20,261	377
Everest Re Group, Ltd.	4,000	372
*Providian Financial Corp.	20,996	370
*E*TRADE Financial Corp.	26,154	366
First Horizon National Corp.	8,316	351
Hibernia Corp. Class A	10,519	349
Equifax, Inc.	9,623	344
Developers Diversified Realty
Corp. REIT	7,340	337
White Mountains Insurance
Group Inc.	534	337
iStar Financial Inc. REIT	7,990	332
Commerce Bancorp, Inc.	10,734	325
Duke Realty Corp. REIT	10,239	324
Old Republic International Corp.	12,397	314
New York Community
Bancorp, Inc.	17,078	309
Radian Group, Inc.	6,508	307
Assurant, Inc.	8,500	307
Mercantile Bankshares Corp.	5,877	303
*The Dun & Bradstreet Corp.	4,909	303
Associated Banc-Corp	8,848	298
W.R. Berkley Corp.	8,104	289
The Macerich Co. REIT	4,186	281
*AmeriCredit Corp.	10,874	277
Allied Capital Corp.	9,500	277
UnionBanCal Corp.	4,118	276
Apartment Investment &
Management Co. Class A REIT	6,712	275
Regency Centers Corp. REIT	4,776	273
Liberty Property Trust REIT	6,084	270
The PMI Group Inc.	6,762	264
AMB Property Corp. REIT	5,957	259
Health Care Properties
Investors REIT	9,537	258
American Capital Strategies, Ltd.	7,100	256
Janus Capital Group Inc.	16,901	254
PartnerRe Ltd.	3,900	251
A.G. Edwards & Sons, Inc.	5,424	245
Catellus Development Corp. REIT	7,393	242
Mills Corp. REIT	3,921	238
RenaissanceRe Holdings Ltd.	4,800	236
*Conseco, Inc.	10,830	236
Weingarten Realty Investors REIT	6,021	236
United Dominion Realty Trust REIT	9,720	234
TCF Financial Corp.	8,795	228
Leucadia National Corp.	5,737	222
Federal Realty Investment
Trust REIT	3,720	219
Colonial BancGroup, Inc.	9,877	218
First American Corp.	5,387	216
*DST Systems, Inc.	4,597	215
*Markel Corp.	632	214
Hospitality Properties Trust REIT	4,859	214
City National Corp.	2,978	214
Thornburg Mortgage, Inc. REIT	7,093	207
Commerce Bancshares, Inc.	4,076	205
Astoria Financial Corp.	7,162	204
Fulton Financial Corp.	11,263	203
Axis Capital Holdings Ltd.	7,100	201
Ventas, Inc. REIT	6,637	200
Independence Community
Bank Corp.	5,407	200
Camden Property Trust REIT	3,704	199
Protective Life Corp.	4,702	199
New Plan Excel Realty Trust REIT	7,290	198
Bank of Hawaii Corp.	3,897	198
Mack-Cali Realty Corp. REIT	4,336	196
Eaton Vance Corp.	8,122	194
Sky Financial Group, Inc.	6,886	194
Reckson Associates Realty
Corp. REIT	5,760	193
Pan Pacific Retail
Properties, Inc. REIT	2,840	189
Brown & Brown, Inc.	4,188	188
*CheckFree Corp.	5,515	188
Rayonier Inc. REIT	3,495	185

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Federated Investors, Inc.	6,155	$185
HCC Insurance Holdings, Inc.	4,847	184
SL Green Realty Corp. REIT	2,840	183
CBL & Associates
Properties, Inc. REIT	4,230	182
IndyMac Bancorp, Inc.	4,433	181
SEI Corp.	4,773	178
HRPT Properties Trust REIT	14,299	178
Investors Financial Services Corp.	4,694	178
Arthur J. Gallagher & Co.	6,522	177
Webster Financial Corp.	3,787	177
Fair, Isaac, Inc.	4,800	175
Certegy, Inc.	4,464	171
TD Banknorth, Inc.	5,704	170
Unitrin, Inc.	3,428	168
Arden Realty Group, Inc. REIT	4,677	168
*WellChoice Inc.	2,400	167
Ryder System, Inc.	4,523	166
Valley National Bancorp	7,067	165
*Affiliated Managers Group, Inc.	2,390	163
Nuveen Investments, Inc. Class A	4,316	162
Cullen/Frost Bankers, Inc.	3,348	160
New Century REIT, Inc.	3,100	159
Global Payments Inc.	2,323	157
Annaly Mortgage
Management Inc. REIT	8,685	156
Wilmington Trust Corp.	4,324	156
Nationwide Financial Services, Inc.	4,044	153
StanCorp Financial Group, Inc.	1,973	151
FirstMerit Corp.	5,696	149
BRE Properties Inc. Class A REIT	3,540	148
CenterPoint Properties Corp. REIT	3,489	148
Friedman, Billings, Ramsey
Group, Inc. REIT	10,291	147
Washington Federal Inc.	6,181	145
Deluxe Corp.	3,580	145
The South Financial Group, Inc.	5,068	144
Shurgard Storage Centers, Inc.
Class A REIT	3,127	144
Health Care Inc. REIT	3,763	142
*CB Richard Ellis Group, Inc.	3,233	142
Realty Income Corp. REIT	5,652	142
American Financial Realty
Trust REIT	9,200	141
*Alliance Data Systems Corp.	3,458	140
CarrAmerica Realty Corp. REIT	3,870	140
*Allmerica Financial Corp.	3,742	139
Whitney Holdings Corp.	4,242	138
*La Quinta Corp. REIT	14,401	134
Trizec Properties, Inc. REIT	6,480	133
Dow Jones & Co., Inc.	3,733	132
Healthcare Realty Trust Inc. REIT	3,404	131
Jefferies Group, Inc.	3,456	131
AmerUs Group Co.	2,711	130
*BISYS Group, Inc.	8,658	129
Montpelier Re Holdings Ltd.	3,700	128
Essex Property Trust, Inc. REIT	1,531	127
Crescent Real Estate, Inc. REIT	6,774	127
Colonial Properties Trust REIT	2,853	126
East West Bancorp, Inc.	3,700	124
Capital Automotive REIT	3,245	124
Westamerica Bancorporation	2,344	124
*SVB Financial Group	2,568	123
MoneyGram International, Inc.	6,304	121
People's Bank	3,959	120
First Industrial Realty Trust REIT	2,977	119
Pennsylvania REIT	2,472	117
Hudson United Bancorp	3,223	116
First Niagara Financial Group, Inc.	7,972	116
Brandywine Realty Trust REIT	3,774	116
NewAlliance Bancshares, Inc.	8,170	115
Taubman Co. REIT	3,366	115
BancorpSouth, Inc.	4,857	115
Nationwide Health
Properties, Inc. REIT	4,802	113
Fremont General Corp.	4,649	113
Pacific Capital Bancorp	3,046	113
*Philadelphia Consolidated
Holding Corp.	1,313	111
Raymond James Financial, Inc.	3,935	111
Downey Financial Corp.	1,501	110
Waddell & Reed Financial, Inc.	5,910	109
First Midwest Bancorp, Inc.	3,086	109
Doral Financial Corp.	6,513	108
Prentiss Properties Trust REIT	2,947	107
IPC Holdings Ltd.	2,700	107
Cathay General Bancorp	3,164	107
*Alleghany Corp.	358	106
Erie Indemnity Co. Class A	1,954	106
UCBH Holdings, Inc.	6,500	106
Alexandria Real Estate
Equities, Inc. REIT	1,433	105
Transatlantic Holdings, Inc.	1,882	105
BlackRock, Inc.	1,300	105
Old National Bancorp	4,833	103
Westcorp, Inc.	1,973	103
Trustmark Corp.	3,518	103
First BanCorp Puerto Rico	2,563	103
GATX Corp.	2,977	103
Ohio Casualty Corp.	4,244	103
*Jones Lang Lasalle Inc.	2,308	102
Commerce Group, Inc.	1,639	102

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Mercury General Corp.	1,859	$101
*Danielson Holdings Corp.	8,312	101
American Financial Group, Inc.	3,021	101
Jack Henry & Associates Inc.	5,517	101
Reinsurance Group of America, Inc.	2,148	100
Home Properties, Inc. REIT	2,280	98
Highwood Properties, Inc. REIT	3,280	98
Greater Bay Bancorp	3,641	96
Kilroy Realty Corp. REIT	2,014	96
*United Rentals, Inc.	4,708	95
Impac Mortgage
Holdings, Inc. REIT	5,100	95
*Arch Capital Group Ltd.	2,100	95
Amegy Bancorporation, Inc.	4,202	94
Post Properties, Inc. REIT	2,591	94
United Bankshares, Inc.	2,602	93
Commercial Federal Corp.	2,751	93
Platinum Underwriters
Holdings, Ltd.	2,900	92
LaSalle Hotel Properties REIT	2,800	92
Texas Regional Bancshares, Inc.	2,996	91
R.L.I. Corp.	2,044	91
Endurance Specialty Holdings Ltd.	2,400	91
Chittenden Corp.	3,331	91
*CapitalSource Inc.	4,600	90
*Kronos, Inc.	2,227	90
MAF Bancorp, Inc.	2,104	90
BOK Financial Corp.	1,944	90
Washington REIT	2,870	90
Corporate Office Properties
Trust, Inc. REIT	3,040	90
Selective Insurance Group	1,800	89
Student Loan Corp.	404	89
Assured Guaranty Ltd.	3,800	89
Zenith National Insurance Corp.	1,301	88
Gables Residential Trust REIT	2,041	88
American Home Mortgage
Investment Corp. REIT	2,514	88
International Bancshares Corp.	3,106	88
Maguire Properties, Inc. REIT	3,100	88
Newcastle Investment Corp. REIT	2,900	87
TrustCo Bank NY	6,644	87
Corus Bankshares Inc.	1,557	86
Delphi Financial Group, Inc.	1,906	84
Umpqua Holdings Corp.	3,573	84
Total System Services, Inc.	3,470	84
F.N.B. Corp.	4,254	84
Commercial Net Lease Realty REIT	4,079	83
W Holding Co., Inc.	8,154	83
Provident Financial Services Inc.	4,697	83
MB Financial, Inc.	2,067	82
Senior Housing Properties
Trust REIT	4,334	82
Provident Bankshares Corp.	2,562	82
Inland Real Estate Corp. REIT	5,058	81
Wintrust Financial Corp.	1,550	81
Susquehanna Bancshares, Inc.	3,284	81
Park National Corp.	729	81
Lexington Corporate Properties
Trust REIT	3,300	80
Republic Bancorp, Inc.	5,355	80
*The First Marblehead Corp.	2,275	80
Citizens Banking Corp.	2,631	79
Hilb, Rogal and Hamilton Co.	2,308	79
*ProAssurance Corp.	1,900	79
Equity One, Inc. REIT	3,486	79
FactSet Research Systems Inc.	2,201	79
Glimcher Realty Trust REIT	2,838	79
Heritage Property Investment
Trust REIT	2,236	78
Novastar Financial, Inc. REIT	2,000	78
Cousins Properties, Inc. REIT	2,647	78
UICI	2,589	77
S & T Bancorp, Inc.	2,128	77
Central Pacific Financial Co.	2,148	76
*eFunds Corp.	4,242	76
The Phoenix Cos., Inc.	6,400	76
John H. Harland Co.	1,996	76
First Citizens BancShares Class A	523	76
Hancock Holding Co.	2,184	75
Equity Lifestyle
Properties, Inc. REIT	1,887	75
First Republic Bank	2,111	75
Redwood Trust, Inc. REIT	1,431	74
Entertainment Properties
Trust REIT	1,600	74
PS Business Parks, Inc. REIT	1,649	73
Capitol Federal Financial	2,106	73
*Knight Capital Group, Inc. Class A	9,467	72
Alabama National BanCorporation	1,100	72
AMLI Residential Properties
Trust REIT	2,300	72
UMB Financial Corp.	1,245	71
Glacier Bancorp, Inc.	2,702	71
National Financial Partners Corp.	1,800	70
CVB Financial Corp.	3,561	70
Sunstone Hotel Investors, Inc.	2,870	70
Sovran Self Storage, Inc. REIT	1,530	70
CRT Properties, Inc. REIT	2,521	69
*Accredited Home Lenders

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Holding Co.	1,560	69
Mid-America Apartment
Communities, Inc. REIT	1,500	$68
BioMed Realty Trust, Inc. REIT	2,856	68
NBT Bancorp, Inc.	2,847	67
*FelCor Lodging Trust, Inc. REIT	4,608	67
Interactive Data Corp.	3,206	67
*Investment Technology Group, Inc.	3,156	66
Advanta Corp. Class A	2,570	66
First Commonwealth
Financial Corp.	4,740	65
MCG Capital Corp.	3,800	65
United Fire & Casualty Co.	1,460	65
Horace Mann Educators Corp.	3,445	65
Sterling Bancshares, Inc.	4,166	65
National Health Investors REIT	2,290	64
*NCO Group, Inc.	2,951	64
Anchor Bancorp Wisconsin Inc.	2,108	64
Financial Federal Corp.	1,643	63
Sun Communities, Inc. REIT	1,706	63
*Universal American Financial Corp.	2,800	63
Stewart Information
Services Corp.	1,500	63
Westbanco Inc.	2,076	62
EastGroup Properties, Inc. REIT	1,475	62
First Community Bancorp	1,300	62
Saxon Inc. REIT	3,600	61
Global Signal, Inc. REIT	1,618	61
Mid-State Bancshares	2,187	61
*First Federal Financial Corp.	1,015	60
Parkway Properties Inc. REIT	1,200	60
RAIT Investment Trust REIT	2,000	60
*Nelnet, Inc.	1,800	60
*Sotheby's Holdings Class A	4,337	59
First Charter Corp.	2,696	59
Glenborough Realty
Trust, Inc. REIT	2,872	59
Tanger Factory Outlet
Centers, Inc. REIT	2,184	59
City Holding Co.	1,606	59
Cash America International Inc.	2,888	58
National Penn Bancshares Inc.	2,306	58
Flagstar Bancorp, Inc.	3,038	57
First Financial Bankshares, Inc.	1,693	57
United Community Banks, Inc.	2,200	57
NDCHealth Corp.	3,170	57
Equity Inns, Inc. REIT	4,282	57
Chemical Financial Corp.	1,700	56
Boston Private Financial
Holdings, Inc.	2,231	56
Bank Mutual Corp.	5,068	56
Infinity Property & Casualty Corp.	1,600	56
*Triad Guaranty, Inc.	1,094	55
Fidelity Bankshares, Inc.	2,068	55
Amcore Financial, Inc.	1,834	55
*Sterling Financial Corp.	1,452	54
*MeriStar Hospitality Corp. REIT	6,242	54
*Signature Bank	2,166	53
Getty Realty Holding Corp. REIT	1,906	53
First Financial Bancorp	2,765	52
Omega Healthcare
Investors, Inc. REIT	4,037	52
*USI Holdings Corp.	4,000	52
Aspen Insurance Holdings Ltd.	1,846	51
*Argonaut Group, Inc.	2,177	50
Community Bank System, Inc.	2,048	50
Macatawa Bank Corp.	1,428	50
*Euronet Worldwide, Inc.	1,700	49
Universal Health Realty
Income REIT	1,294	49
*CompuCredit Corp.	1,432	49
*World Acceptance Corp.	1,627	49
*Instinet Group Inc.	9,301	49
*National Western Life
Insurance Co. Class A	251	49
LandAmerica Financial Group, Inc.	816	48
MFA Mortgage
Investments, Inc. REIT	6,500	48
Brookline Bancorp, Inc.	2,944	48
McGrath RentCorp	2,016	48
R & G Financial Corp. Class B	2,700	48
Anthracite Capital Inc. REIT	4,011	48
Spirit Finance Corp.	4,030	47
Independent Bank Corp. (MI)	1,650	47
Net.Bank, Inc.	4,980	46
*Portfolio Recovery Associates, Inc.	1,100	46
*Piper Jaffray Cos., Inc.	1,518	46
Midland Co.	1,300	46
WFS Financial, Inc.	900	46
Provident New York Bancorp, Inc.	3,761	46
Northwest Bancorp, Inc.	2,127	45
Innkeepers USA Trust REIT	3,021	45
Community Trust Bancorp Inc.	1,362	45
Harleysville National Corp.	1,879	44
Gold Banc Corp., Inc.	2,988	43
Unizan Financial Corp.	1,600	43
Independent Bank Corp. (MA)	1,509	43
State Auto Financial Corp.	1,371	43
Hanmi Financial Corp.	2,548	43
Irwin Financial Corp.	1,911	42
Alfa Corp.	2,846	42
BankAtlantic Bancorp, Inc.
Class A	2,201	42

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Capital City Bank Group, Inc.	1,025	$41
Anworth Mortgage Asset
Corp. REIT	4,200	41
First Merchants Corp.	1,653	41
*Digital Insight Corp.	1,701	41
Safety Insurance Group, Inc.	1,200	41
Suffolk Bancorp	1,248	40
Prosperity Bancshares, Inc.	1,400	40
Advance America Cash
Advance Centers Inc.	2,503	40
Frontier Financial Corp.	1,559	39
*Advent Software, Inc.	1,940	39
Acadia Realty Trust REIT	2,100	39
First Potomac REIT	1,569	39
*Metris Cos., Inc.	2,666	39
Partners Trust Financial Group, Inc.	3,603	38
Ramco-Gershenson Properties
Trust REIT	1,300	38
WSFS Financial Corp.	682	37
Arbor Realty Trust, Inc. REIT	1,300	37
*American Physicians Capital, Inc.	1,000	37
Omega Financial Corp.	1,192	37
KNBT Bancorp Inc.	2,443	37
Town & Country Trust REIT	1,284	37
Greenhill & Co., Inc.	900	36
Dime Community Bancshares	2,395	36
*HealthExtras, Inc.	1,800	36
Ashford Hospitality Trust REIT	3,300	36
Odyssey Re Holdings Corp.	1,434	35
PrivateBancorp, Inc.	1,000	35
Gabelli Asset Management Inc.	800	35
TierOne Corp.	1,300	35
Great Southern Bancorp, Inc.	1,123	35
BancFirst Corp.	400	35
*Credit Acceptance Corp.	2,281	34
Scottish Re Group Ltd.	1,400	34
Columbia Banking System, Inc.	1,376	34
Capitol Bancorp Ltd.	1,000	34
Highland Hospitality Corp. REIT	3,200	33
Correctional Properties Trust REIT	1,172	33
Winston Hotels, Inc. REIT	2,918	33
Simmons First National Corp.	1,210	33
PXRE Group Ltd.	1,300	33
Renasant Corp.	1,065	33
*eSPEED, Inc. Class A	3,667	33
Cascade Bancorp	1,542	32
Capital Trust Class A REIT	970	32
Main Street Banks, Inc.	1,268	32
Banner Corp.	1,141	32
Investors Real Estate Trust REIT	3,300	32
BankUnited Financial Corp.	1,177	32
*S1 Corp.	6,755	32
Oriental Financial Group Inc.	2,059	31
Luminent Mortgage
Capital, Inc. REIT	2,900	31
Seacoast Banking Corp. of Florida	1,589	31
Harbor Florida Bancshares, Inc.	835	31
Harleysville Group, Inc.	1,493	31
Commercial Capital Bancorp, Inc.	1,859	31
*TNS Inc.	1,300	30
*Franklin Bank Corp.	1,600	30
*Ocwen Financial Corp.	4,437	30
Bedford Property
Investors, Inc. REIT	1,300	30
Trustreet Properties, Inc. REIT	1,800	30
HomeBanc Corp. REIT	3,288	30
Southwest Bancorp, Inc.	1,440	29
West Coast Bancorp	1,208	29
Farmers Capital Bank Corp.	846	29
Washington Trust Bancorp, Inc.	1,058	29
*LaBranche & Co. Inc.	4,605	29
First Financial Holdings, Inc.	962	29
American Equity Investment
Life Holding Co.	2,400	29
Affordable Residential
Communities REIT	2,122	28
State Financial Services Corp.
Class A	701	28
Sandy Spring Bancorp, Inc.	794	28
Digital Realty Trust, Inc.	1,600	28
Presidential Life Corp.	1,611	28
*United America Indemnity, Ltd.	1,600	27
Calamos Asset Management, Inc.	999	27
Union Bankshares Corp.	700	27
*ITLA Capital Corp.	500	27
First Bancorp (NC)	1,217	27
Gramercy Capital Corp. REIT	1,100	27
Sterling Financial Corp. (PA)	1,257	27
*First Mariner Bancorp, Inc.	1,646	27
*Tradestation Group Inc.	3,106	27
*Hypercom Corp.	4,100	27
Columbia Bancorp	726	26
First Indiana Corp.	891	26
*Criimi Mae, Inc. REIT	1,204	26
LTC Properties, Inc. REIT	1,270	26
First Community Bancshares, Inc.	798	26
Sterling Bancorp	1,200	26
U-Store-It Trust	1,337	25
First Source Corp.	1,101	25
Strategic Hotel Capital, Inc. REIT	1,400	25
Max Re Capital Ltd.	1,100	25
*Ace Cash Express, Inc.	983	25

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Cedar Shopping Centers, Inc. REIT	1,700	$25
BCSB Bankcorp, Inc.	1,893	25
Flushing Financial Corp.	1,342	25
Arrow Financial Corp.	885	25
Nara Bancorp, Inc.	1,672	25
Interchange Financial
Services Corp.	1,337	25
OceanFirst Financial Corp.	1,088	24
Charter Financial Corp.	700	24
First Place Financial Corp.	1,206	24
*Ceres Group, Inc.	3,966	24
Sanders Morris Harris Group Inc.	1,400	24
U.S.B. Holding Co., Inc.	1,018	24
GMH Communities Trust	1,700	24
*First Cash Financial Services, Inc.	1,100	23
Direct General Corp.	1,263	23
*FPIC Insurance Group, Inc.	800	23
Team Financial, Inc.	1,658	23
Associated Estates Realty
Corp. REIT	2,513	23
First Financial Corp. (IN)	807	23
First State Bancorporation	1,200	23
United Community Financial Corp.	2,100	23
Community Banks, Inc.	873	23
Integra Bank Corp.	1,000	23
First Federal Bancshares of
Arkansas, Inc.	1,006	23
CFS Bancorp, Inc.	1,700	23
Bimini Mortgage Management, Inc.	1,600	23
Kite Realty Group Trust REIT	1,500	22
HMN Financial, Inc.	713	22
ASTA Funding, Inc.	800	22
Mercantile Bank Corp.	500	22
*Banc Corp.	2,068	22
Newmil Bancorp, Inc.	750	22
Saul Centers, Inc. REIT	600	22
CityBank Lynnwood (WA)	700	22
First Busey Corp.	1,119	22
*Navigators Group, Inc.	624	22
Comm Bancorp, Inc.	539	22
*Sun Bancorp, Inc. (NJ)	1,030	21
PFF Bancorp, Inc.	694	21
Meta Financial Group, Inc.	1,049	21
*HomeStore, Inc.	10,278	21
Oak Hill Financial, Inc.	710	21
First South Bancorp, Inc.	650	21
FNB Financial Services Corp.	1,121	20
Bristol West Holdings, Inc.	1,100	20
*Prime Group Realty Trust REIT	2,782	20
Greater Community Bancorp	1,246	20
*CNA Surety Corp.	1,342	20
Provident Financial Holdings, Inc.	706	20
Merchants Bancshares, Inc.	752	20
Investors Title Co.	548	20
Bank of the Ozarks, Inc.	600	20
Peoples Bancorp, Inc.	735	20
*PICO Holdings, Inc.	656	20
Commercial Bankshares, Inc.	500	19
Baldwin & Lyons, Inc. Class B	800	19
Aames Investment Corp.	1,983	19
Bank of Granite Corp.	1,000	19
Heritage Financial Corp.	862	19
*Aether Systems, Inc.	5,737	19
*Boykin Lodging Co. REIT	1,400	19
*Encore Capital Group, Inc.	1,100	19
First Defiance Financial Corp.	700	19
IBERIABANK Corp.	300	18
*Ampal-American Israel Corp.	4,527	18
Midwest Banc Holdings, Inc.	940	18
Capstead Mortgage Corp. REIT	2,186	18
North Valley Bancorp	1,042	18
Horizon Financial Corp.	804	18
Coastal Financial Corp.	1,207	18
Massbank Corp.	513	18
*PMA Capital Corp. Class A	2,000	18
BancTrust Financial Group, Inc.	900	18
Old Second Bancorp, Inc.	600	17
TF Financial Corp.	616	17
*Stifel Financial Corp.	709	17
Shore Bancshares, Inc.	600	17
Federal Agricultural Mortgage
Corp. Class A	1,021	17
*CyberSource Corp.	2,274	17
German American Bancorp	1,188	16
AmeriVest Properties, Inc. REIT	3,900	16
*PRG-Schultz International, Inc.	5,672	16
*Cardinal Financial Corp.	1,702	16
*Texas Capital Bancshares, Inc.	800	16
HopFed Bancorp, Inc.	1,005	16
Chester Valley Bancorp	631	16
Urstadt Biddle Properties
Class A REIT	898	16
Rainier Pacific Financial
Group Inc.	975	15
Vesta Insurance Group, Inc.	5,786	15
Extra Space Storage Inc. REIT	1,048	15
*AmericanWest Bancorporation	750	15
First Keystone Financial, Inc.	863	15
*Carreker Corp.	2,700	15
*Heritage Commerce Corp.	800	15
LSB Corp.	898	15
Sound Federal Bancorp Inc.	900	15

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*E-LOAN, Inc.	4,308	$14
Mission West Properties Inc. REIT	1,400	14
Summit Bancshares, Inc.	824	14
Republic Bancorp, Inc. Class A	645	14
Ameriana Bancorp	1,000	14
*Quanta Capital Holdings Ltd.	2,221	14
SWS Group, Inc.	800	14
Security Bank Corp.	600	14
Foothill Independent Bancorp	681	14
Codorus Valley Bancorp, Inc.	761	14
Government Properties
Trust, Inc. REIT	1,400	14
First M&F Corp.	400	14
CoBiz Inc.	750	14
TriCo Bancshares	600	13
Yardville National Bancorp	363	13
Financial Institutions, Inc.	700	13
Capital Title Group, Inc.	1,848	13
*Central Coast Bancorp	687	12
*First Union Real Estate REIT	3,259	12
*United PanAm Financial Corp.	441	12
Pennrock Financial Services Corp.	329	12
American National Bankshares Inc.	500	12
Medallion Financial Corp.	1,179	11
MutualFirst Financial Inc.	500	11
Wayne Savings Bancshares, Inc.	673	11
LSB Bancshares, Inc.	600	11
*Ameriserv Financial Inc.	1,985	11
American Mortgage
Acceptance Co. REIT	700	11
Greater Delaware Valley
Savings Bank	463	11
*Consumer Portfolio Services, Inc.	2,320	11
FNB Corp. (VA)	371	10
*Asset Acceptance Capital Corp.	400	10
EFC Bancorp, Inc	300	10
Pennfed Financial Services, Inc.	600	10
Sizeler Property Investors, Inc. REIT	766	10
Peapack Gladstone Financial Corp.	363	10
First United Corp.	500	10
Center Bancorp, Inc.	882	10
*Marlin Business Services Inc.	495	10
United Mobile Homes, Inc. REIT	648	10
Clifton Savings Bancorp, Inc.	914	10
Tompkins Trustco, Inc.	220	10
BRT Realty Trust REIT	400	9
Camco Financial Corp.	670	9
Pulaski Financial Corp.	354	9
First Financial Service Corp.	330	9
Unity Bancorp, Inc.	752	9
Community Bancorp Inc.	300	9
Century Bancorp, Inc. Class A	290	9
Bay View Capital Corp.	560	9
*Republic First Bancorp, Inc.	616	8
Bryn Mawr Bank Corp.	430	8
NYMAGIC, Inc.	345	8
*TheStreet.com, Inc.	2,242	8
ESB Financial Corp.	600	8
Jefferson Bancshares, Inc.	600	8
Citizens South Banking Corp.	600	8
Leesport Financial Corp.	315	7
*iPayment Holdings, Inc.	200	7
Westfield Financial, Inc.	300	7
Univest Corp. of Pennsylvania	239	7
BNP Residential
Properties, Inc. REIT	444	7
Capital Bank Corp.	469	7
*Pacific Mercantile Bancorp	500	7
HF Financial Corp.	314	7
Cavalry Bancorp, Inc.	300	7
*CCC Information Services Group	283	7
Royal Bancshares of
Pennsylvania, Inc.	285	7
21st Century Insurance Group	455	7
Eastern Virginia Bankshares, Inc.	300	6
*The Bancorp Inc.	330	6
Ziegler Cos., Inc.	271	6
Crawford & Co. Class B	725	5
Wainwright Bank &Trust Co.	464	5
*American Independence Corp.	390	5
Habersham Bancorp	209	5
Main Street Trust Inc.	148	4
FNB Corp. (NC)	200	4
National Health Realty Inc. REIT	200	4
American Land Lease, Inc. REIT	167	4
Berkshire Hills Bancorp, Inc.	100	3
Princeton National Bancorp, Inc.	100	3
*Intersections Inc.	260	3
Northern States Financial Corp.	100	3
*Willis Lease Finance Corp.	335	3
FBL Financial Group, Inc. Class A	97	3
Citizens 1st Bancorp, Inc.	125	3
Home Federal Bancorp	100	2
*Intelidata Technologies Corp.	5,592	2
United Financial Corp.	75	2
MortgageIT Holdings Inc. REIT	68	1
Burnham Pacific
Properties, Inc. REIT	15,143	1
*Horizon Group
Properties, Inc. REIT	64	--

		215,293

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Health Care (12.9%)
Pfizer Inc.	534,916	$14,753
Johnson & Johnson	213,218	13,859
*Amgen, Inc.	91,042	5,504
Abbott Laboratories	111,688	5,474
Merck & Co., Inc.	158,988	4,897
UnitedHealth Group Inc.	93,684	4,885
Medtronic, Inc.	86,588	4,484
Wyeth	95,605	4,254
Eli Lilly & Co.	73,021	4,068
Bristol-Myers Squibb Co.	139,481	3,484
*WellPoint Inc.	43,080	3,000
*Genentech, Inc.	33,848	2,717
Schering-Plough Corp.	105,505	2,011
Cardinal Health, Inc.	31,028	1,787
Aetna Inc.	21,106	1,748
Baxter International, Inc.	44,041	1,634
HCA Inc.	28,060	1,590
Guidant Corp.	23,116	1,556
*Caremark Rx, Inc.	32,011	1,425
*Gilead Sciences, Inc.	30,870	1,358
*Zimmer Holdings, Inc.	17,502	1,333
*Boston Scientific Corp.	45,309	1,223
*St. Jude Medical, Inc.	25,849	1,127
*Genzyme Corp.-General Division	17,763	1,067
*Medco Health Solutions, Inc.	19,509	1,041
*Forest Laboratories, Inc.	25,191	979
Becton, Dickinson & Co.	18,121	951
McKesson Corp.	19,929	893
Stryker Corp.	18,718	890
*Biogen Idec Inc.	23,891	823
Allergan, Inc.	9,638	822
Quest Diagnostics, Inc.	12,318	656
Biomet, Inc.	17,228	597
AmerisourceBergen Corp.	7,882	545
*Coventry Health Care Inc.	7,527	533
C.R. Bard, Inc.	7,474	497
*Laboratory Corp. of
America Holdings	9,792	489
*Celgene Corp.	11,806	481
*MedImmune Inc.	17,836	477
Health Management Associates
Class A	17,481	458
*Express Scripts Inc.	9,152	457
*Sepracor Inc.	7,464	448
*PacifiCare Health Systems, Inc.	6,188	442
*Humana Inc.	10,808	430
*Hospira, Inc.	10,573	412
IMS Health, Inc.	16,606	411
*Tenet Healthcare Corp.	33,478	410
Mylan Laboratories, Inc.	19,317	372
*Varian Medical Systems, Inc.	9,567	357
*Patterson Cos	7,326	330
*Barr Pharmaceuticals Inc.	6,604	322
*Triad Hospitals, Inc.	5,789	316
*DaVita, Inc.	6,931	315
Bausch & Lomb, Inc.	3,758	312
Omnicare, Inc.	7,285	309
*Invitrogen Corp.	3,676	306
*Health Net Inc.	7,898	301
DENTSPLY International Inc.	5,494	297
*IVAX Corp.	13,770	296
*Lincare Holdings, Inc.	7,140	292
*Chiron Corp.	8,050	281
Beckman Coulter, Inc.	4,391	279
*Henry Schein, Inc.	6,130	255
Manor Care, Inc.	6,177	245
Universal Health Services Class B	3,888	242
*Affymetrix, Inc.	4,470	241
*Community Health Systems, Inc.	6,239	236
*Renal Care Group, Inc.	4,755	219
*WebMD Corp.	21,322	219
*Watson Pharmaceuticals, Inc.	7,388	218
*Charles River Laboratories, Inc.	4,372	211
*Millennium Pharmaceuticals, Inc.	21,890	203
*Millipore Corp.	3,540	201
*Covance, Inc.	4,434	199
*Edwards Lifesciences Corp.	4,264	183
*Advanced Medical Optics, Inc.	4,610	183
*Respironics, Inc.	5,044	182
Dade Behring Holdings Inc.	2,800	182
Cooper Cos., Inc.	2,984	182
*King Pharmaceuticals, Inc.	17,274	180
*Cytyc Corp.	8,066	178
*Kinetic Concepts, Inc.	2,943	177
*LifePoint Hospitals, Inc.	3,469	175
*Pharmaceutical Product
Development, Inc.	3,615	169
*INAMED Corp.	2,500	167
*Cephalon, Inc.	4,099	163
*ResMed Inc.	2,433	161
*Accredo Health, Inc.	3,420	155
*Stericycle, Inc.	2,983	150
*IDEXX Laboratories Corp.	2,392	149
*OSI Pharmaceuticals, Inc.	3,614	148
*ImClone Systems, Inc.	4,702	146
*AMERIGROUP Corp.	3,500	141
*Cerner Corp.	2,070	141
*Protein Design Labs, Inc.	6,762	137
*VCA Antech, Inc.	5,600	136
*Amylin Pharmaceuticals, Inc.	6,259	131
*Gen-Probe Inc.	3,500	127

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

STERIS Corp.	4,912	$127
*Endo Pharmaceuticals
Holdings, Inc.	4,715	124
Medicis Pharmaceutical Corp.	3,782	120
*Techne Corp.	2,607	120
*Pediatrix Medical Group, Inc.	1,580	116
*Sierra Health Services, Inc.	1,620	116
Mentor Corp.	2,780	115
*Apria Healthcare Group Inc.	3,327	115
Valeant Pharmaceuticals
International	6,465	114
*Vicuron Pharmaceuticals Inc.	4,066	113
*Vertex Pharmaceuticals, Inc.	6,667	112
*MGI Pharma, Inc.	5,080	111
*Neurocrine Biosciences, Inc.	2,620	110
*Sybron Dental Specialties, Inc.	2,849	107
*Intuitive Surgical, Inc.	2,276	106
*Kindred Healthcare, Inc.	2,664	106
*United Surgical Partners
International, Inc.	2,025	105
*Andrx Group	5,148	105
*Nektar Therapeutics	6,024	101
*Beverly Enterprises, Inc.	7,747	99
*Human Genome Sciences, Inc.	8,376	97
*Transkaryotic Therapies, Inc.	2,614	96
*Centene Corp.	2,800	94
*Immucor Inc.	3,231	94
*Bio-Rad Laboratories, Inc. Class A	1,574	93
*American Healthways Inc.	2,200	93
*American Medical Systems
Holdings, Inc.	4,350	90
Owens & Minor, Inc. Holding Co.	2,761	89
*ICOS Corp.	4,184	89
*Ventana Medical Systems, Inc.	2,198	88
*Magellan Health Services, Inc.	2,501	88
Invacare Corp.	1,990	88
*Sunrise Senior Living, Inc.	1,600	86
*Alkermes, Inc.	6,450	85
*Priority Healthcare Corp. Class B	3,353	85
*Cyberonics, Inc.	1,938	84
*NeighborCare Inc.	2,519	84
*Hologic, Inc.	2,038	81
*Martek Biosciences Corp.	2,084	79
Perrigo Co.	5,651	79
*Kos Pharmaceuticals, Inc.	1,200	79
*Eon Labs, Inc.	2,500	77
*The Medicines Co.	3,253	76
*Wellcare Group Inc.	2,100	75
LCA-Vision Inc.	1,537	74
*Haemonetics Corp.	1,828	74
*ArthroCare Corp.	2,113	74
*PAR Pharmaceutical Cos. Inc.	2,300	73
*Genesis Healthcare Corp.	1,559	72
*United Therapeutics Corp.	1,494	72
Diagnostic Products Corp.	1,520	72
*Advanced Neuromodulation
Systems, Inc.	1,800	71
*CV Therapeutics, Inc.	3,183	71
*Nabi Biopharmaceuticals	4,658	71
*Telik, Inc.	4,200	68
*American Pharmaceuticals
Partners, Inc.	1,634	67
*Chattem, Inc.	1,600	66
*SurModics, Inc.	1,511	66
West Pharmaceutical
Services, Inc.	2,300	65
PolyMedica Corp.	1,800	64
*PSS World Medical, Inc.	5,107	64
*Kyphon Inc.	1,800	63
*Applera Corp.-Celera
Genomics Group	5,705	63
*AmSurg Corp.	2,250	62
*Laserscope	1,498	62
*Molina Healthcare Inc.	1,400	62
Arrow International, Inc.	1,942	62
*Wright Medical Group, Inc.	2,300	61
*CONMED Corp.	1,972	61
*Abgenix, Inc.	6,832	59
*IDX Systems Corp.	1,943	59
*Onyx Pharmaceuticals, Inc.	2,400	57
*Encysive Pharmaceuticals, Inc.	5,223	56
*LabOne, Inc.	1,400	56
*Pharmion Corp.	2,400	56
*Amedisys Inc.	1,500	55
*Impax Laboratories, Inc.	3,500	55
*Viasys Healthcare Inc.	2,425	55
*Salix Pharmaceuticals, Ltd.	3,100	55
*Cubist Pharmaceuticals, Inc.	4,037	53
*AtheroGenics, Inc.	3,300	53
*Enzo Biochem, Inc.	2,868	51
*Per-Se Technologies, Inc.	2,425	51
*Integra LifeSciences Holdings	1,700	50
*Connetics Corp.	2,800	49
*Exelixis, Inc.	6,633	49
*eResearch Technology, Inc.	3,675	49
*Serologicals Corp.	2,300	49
*SonoSite, Inc.	1,562	48
*Thoratec Corp.	3,117	48
*DJ Orthopedics Inc.	1,700	47
Alpharma, Inc. Class A	3,199	46
*Allscripts Healthcare
Solutions, Inc.	2,770	46

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*RehabCare Group, Inc.	1,700	$45
*OraSure Technologies, Inc.	4,532	45
*Psychiatric Solutions, Inc.	920	45
*Eclipsys Corp.	3,131	44
*Incyte Corp.	6,148	44
*Gentiva Health Services, Inc.	2,450	44
*Matria Healthcare, Inc.	1,356	44
*First Horizon Pharmaceutical Corp.	2,200	42
*ICU Medical, Inc.	1,300	42
*SFBC International, Inc.	1,050	41
*PAREXEL International Corp.	2,038	40
*Odyssey Healthcare, Inc.	2,800	40
Healthcare Services Group, Inc.	2,000	40
*K-V Pharmaceutical Co. Class A	2,392	40
*Digene Corp.	1,394	39
*BioMarin Pharmaceutical Inc.	5,135	38
*Foxhollow Technologies Inc.	1,000	38
*Ligand Pharmaceuticals Inc.
Class B	5,500	38
Quality Systems, Inc.	802	38
*Biosite Inc.	691	38
*Myriad Genetics, Inc.	2,400	38
Vital Signs, Inc.	857	37
*LifeCell Corp.	2,300	36
*Bone Care International, Inc.	1,093	36
*Wilson Greatbatch
Technologies, Inc.	1,500	36
*ARIAD Pharmaceuticals, Inc.	5,365	36
*Cypress Bioscience, Inc.	2,700	36
*Align Technology, Inc.	4,700	35
*VaxGen, Inc.	3,020	33
*Cepheid, Inc.	4,400	32
*NPS Pharmaceuticals Inc.	2,841	32
*American Retirement Corp.	2,200	32
*Noven Pharmaceuticals, Inc.	1,823	32
*Aspect Medical Systems, Inc.	1,054	31
*Zymogenetics, Inc.	1,776	31
*Merit Medical Systems, Inc.	2,000	31
*Dendreon Corp.	5,837	31
*Savient Pharmaceuticals Inc.	6,883	30
Analogic Corp.	600	30
*BioScrip Inc.	4,876	29
*Discovery Laboratories, Inc.	4,000	29
*Palomar Medical
Technologies, Inc.	1,200	29
*HealthTronics Surgical
Services, Inc.	2,200	29
*CuraGen Corp.	5,529	28
*Lexicon Genetics Inc.	5,729	28
*Cell Genesys, Inc.	5,248	28
*Medarex, Inc.	3,345	28
*MedCath Corp.	1,000	28
*InterMune Inc.	2,125	28
*Inspire Pharmaceuticals, Inc.	3,288	28
*Adolor Corp.	2,984	28
*Inverness Medical
Innovations, Inc.	1,007	27
*Illumina, Inc.	2,276	27
*Regeneron Pharmaceuticals, Inc.	3,273	27
*Northfield Laboratories, Inc.	1,900	27
*EPIX Pharmaceuticals, Inc.	3,048	27
*I-Flow Corp.	1,600	27
*Keryx Biopharmaceuticals, Inc.	2,000	26
*Virologic, Inc.	10,558	26
*Eyetech Pharmaceuticals Inc.	1,994	25
*Geron Corp.	3,238	25
*Kensey Nash Corp.	828	25
*Molecular Devices Corp.	1,152	25
*Enzon Pharmaceuticals, Inc.	3,804	25
*Tanox, Inc.	2,094	25
*SuperGen, Inc.	4,928	24
*Isis Pharmaceuticals, Inc.	6,225	24
*Nuvelo, Inc.	3,108	24
*VistaCare, Inc.	1,300	24
Option Care, Inc.	1,700	24
*Aastrom Biosciences, Inc.	7,600	24
*NitroMed, Inc.	1,200	23
*Alexion Pharmaceuticals, Inc.	1,013	23
*Medical Action Industries Inc.	1,300	23
*Abaxis, Inc.	2,100	23
*Albany Molecular Research, Inc.	1,606	22
*Progenics Pharmaceuticals, Inc.	1,070	22
*NeoPharm, Inc.	2,214	22
*ABIOMED, Inc.	2,575	22
*Genitope Corp.	1,700	22
*Maxygen Inc.	3,141	22
*Possis Medical Inc.	2,100	21
*Conceptus, Inc.	3,700	21
*DOV Pharmaceutical, Inc.	1,100	21
Hooper Holmes, Inc.	4,939	20
*Bradley Pharmaceuticals, Inc.	1,900	20
BioLase Technology, Inc.	3,200	20
*Animas Corp.	1,000	20
Datascope Corp.	600	20
*Luminex Corp.	2,024	20
*InKine Pharmaceutical Co., Inc.	6,225	20
*Accelrys Inc.	3,997	20
*Nastech Pharmaceutical Co., Inc.	1,385	20
*Corixa Corp.	4,481	20
*Idenix Pharmaceuticals Inc.	905	20
*SciClone Pharmaceuticals, Inc.	4,366	20
*Antigenics, Inc.	3,621	20

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Vivus, Inc.	5,306	$20
*Orchid Cellmark, Inc.	1,804	19
Landauer, Inc.	375	19
*Regeneration Technologies, Inc.	3,090	19
*Diversa Corp.	3,702	19
*TriPath Imaging, Inc.	2,245	19
*Columbia Laboratories Inc.	6,100	19
*US Physical Therapy, Inc.	997	19
*Lifecore Biomedical Inc.	1,733	19
*Zoll Medical Corp.	741	19
*Candela Corp.	1,792	19
*Spectranetics Corp.	2,779	19
*ImmunoGen, Inc.	3,230	19
*Curis, Inc.	4,746	18
*Penwest Pharmaceuticals Co.	1,563	18
*Third Wave Technologies	4,641	18
*Trimeris, Inc.	1,826	18
*Gene Logic Inc.	5,467	18
*Pozen Inc.	2,169	18
Meridian Bioscience Inc.	932	18
*CryoLife Inc.	2,226	17
*Renovis, Inc.	1,100	17
*GenVec, Inc.	9,030	17
*HMS Holdings Corp.	2,468	16
*Kendle International Inc.	1,075	16
*Neurogen Corp.	2,387	16
*National Dentex Corp.	869	16
*Hi-Tech Pharmacal Co., Inc.	500	16
*Embrex, Inc.	1,419	16
*ViroPharma Inc.	2,238	16
*Microvision, Inc.	3,000	15
*Cerus Corp.	3,442	15
*Allied Healthcare
International Inc.	2,080	15
*SONUS Pharmaceuticals, Inc.	4,183	15
*Caliper Life Sciences, Inc.	2,609	15
*Oscient Pharmaceuticals	5,387	14
*Lipid Sciences, Inc.	2,862	14
*Santarus Inc.	3,396	14
*CorVel Corp.	552	14
*deCODE genetics, Inc.	1,419	13
*Theragenics Corp.	4,093	13
*Advanced Magnetics, Inc.	1,173	13
*Cell Therapeutics, Inc.	4,830	13
*Cantel Medical Corp.	800	13
*Nanogen, Inc.	3,386	13
*IVAX Diagnostics, Inc.	2,766	13
*Bruker BioSciences Corp.	3,212	13
*Conor Medsystems, Inc.	822	13
*Alliance Imaging, Inc.	1,200	13
*Neogen Corp.	875	13
*Seattle Genetics, Inc.	2,300	12
*CardioDynamics
International Corp.	7,532	12
*Symbion, Inc.	500	12
*Exactech, Inc.	900	12
*Ista Pharmaceuticals Inc.	1,398	12
*XOMA Ltd.	6,838	12
*Pharmacyclics, Inc.	1,519	11
*Durect Corp.	2,225	11
*Dyax Corp.	2,379	11
*Myogen, Inc.	1,600	11
*PRA International	414	11
*OCA Inc.	5,896	11
*Harvard Bioscience, Inc.	3,410	11
*Barrier Therapeutics Inc.	1,263	10
*Sangamo BioSciences, Inc.	2,740	10
Psychemedics Corp.	725	9
*Vical, Inc.	1,846	9
*Ciphergen Biosystems, Inc.	4,706	9
*Kosan Biosciences, Inc.	1,700	9
*SRI/Surgical Express, Inc.	1,677	9
*Hollis-Eden Pharmaceuticals, Inc.	1,184	9
*Immunomedics Inc.	5,002	9
*Curative Health Services, Inc.	3,739	9
*Indevus Pharmaceuticals, Inc.	3,319	8
*Oxigene, Inc.	1,815	8
*Rigel Pharmaceuticals, Inc.	400	8
*Collagenex Pharmaceuticals, Inc.	1,000	8
National Healthcare Corp.	200	7
*NMT Medical, Inc.	700	7
*Aradigm Corp.	6,575	7
*Tercica, Inc.	800	7
*Genta Inc.	5,819	7
*Air Methods Corp.	841	7
*Corcept Therapeutics Inc.	1,158	7
*Axonyx Inc.	4,900	7
*Synovis Life Technologies, Inc.	800	6
*EntreMed, Inc.	2,738	6
*Specialty Laboratories, Inc.	733	6
*Titan Pharmaceuticals, Inc.	3,367	6
*Rita Medical Systems, Inc.	1,900	6
*Emisphere Technologies, Inc.	1,480	6
*Maxim Pharmaceuticals, Inc.	4,304	6
*Pharmacopeia Drug Discovery	1,398	6
*GTC Biotherapeutics, Inc.	3,300	6
*Stratagene Holding Corp.	594	5
*Osteotech, Inc.	1,400	5
*Repligen Corp.	2,300	5
*Avigen, Inc.	1,604	5
*Neurobiological Technologies, Inc.	1,600	5
*Cytokinetics, Inc.	671	5

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Aksys, Ltd.	2,337	$5
*CYTOGEN Corp.	879	5
*Targeted Genetics Corp.	5,421	4
*Insmed Inc.	4,380	4
*Strategic Diagnostics Inc.	1,250	4
*Aphton Corp.	5,460	4
*Sequenom, Inc.	3,558	4
*Continucare Corp.	1,581	4
*Novoste Corp.	3,865	4
*Novavax, Inc.	2,847	4
*PRAECIS Pharmaceuticals Inc.	6,704	3
*Able Laboratories, Inc.	1,000	3
*La Jolla Pharmaceutical Co.	3,848	3
*BioSphere Medical Inc.	700	3
*Rochester Medical Corp.	316	3
*GTx, Inc.	300	3
*Biopure Corp. Class A	1,916	3
*Proxymed Pharmacy, Inc.	320	2
*Matritech Inc.	3,400	2
*Virologic, Inc. Rights	8,354	2
*Transgenomic, Inc.	2,841	2
*PharmaNetics, Inc.	5,064	1
*Bioject Medical Technologies Inc.	1,000	1
*Alteon, Inc.	3,513	1
*Pure Bioscience	571	--

		125,993

Integrated Oils (4.8%)
ExxonMobil Corp.	457,879	26,314
Chevron Corp.	151,931	8,496
ConocoPhillips Co.	94,786	5,449
Occidental Petroleum Corp.	28,283	2,176
Marathon Oil Corp.	24,846	1,326
Unocal Corp.	18,859	1,227
Amerada Hess Corp.	5,882	626
Murphy Oil Corp.	11,854	619
*KCS Energy, Inc.	4,433	77
*Delta Petroleum Corp.	2,900	41
*Giant Industries, Inc.	1,010	36
*Mission Resources Corp.	3,300	27

		46,414

Other Energy (3.7%)
Schlumberger Ltd.	42,137	3,200
Halliburton Co.	36,232	1,733
Devon Energy Corp.	32,627	1,654
Burlington Resources, Inc.	28,051	1,550
Apache Corp.	23,465	1,516
Valero Energy Corp.	18,345	1,451
Anadarko Petroleum Corp.	17,660	1,451
*Transocean Inc.	23,008	1,242
Baker Hughes, Inc.	24,053	1,231
EOG Resources, Inc.	16,939	962
XTO Energy, Inc.	23,647	804
Williams Cos., Inc.	39,631	753
GlobalSantaFe Corp.	16,301	665
*Nabors Industries, Inc.	10,654	646
BJ Services Co.	11,620	610
Kerr-McGee Corp.	7,915	604
Noble Corp.	9,593	590
Sunoco, Inc.	5,173	588
*National-Oilwell Varco Inc.	12,005	571
*Weatherford International Ltd.	9,742	565
El Paso Corp.	45,709	527
Peabody Energy Corp.	9,234	481
Smith International, Inc.	7,512	479
Noble Energy, Inc.	6,229	471
Pioneer Natural Resources Co.	10,233	431
Chesapeake Energy Corp.	18,408	420
ENSCO International, Inc.	10,820	387
CONSOL Energy, Inc.	6,504	348
*Newfield Exploration Co.	8,446	337
*Ultra Petroleum Corp.	10,756	327
Premcor, Inc.	4,400	326
Patterson-UTI Energy, Inc.	11,432	318
*Pride International, Inc.	11,268	290
Equitable Resources, Inc.	4,138	281
*Reliant Energy, Inc.	21,445	265
Diamond Offshore Drilling, Inc.	4,574	244
Arch Coal, Inc.	4,471	244
Pogo Producing Co.	4,621	240
*Cooper Cameron Corp.	3,844	239
*Grant Prideco, Inc.	8,832	234
Rowan Cos., Inc.	7,663	228
*Cimarex Energy Co.	5,730	223
Tesoro Petroleum Corp.	4,700	219
*NRG Energy	5,691	214
Massey Energy Co.	5,456	206
*Plains Exploration &
Production Co.	5,255	187
Helmerich & Payne, Inc.	3,553	167
Range Resources Corp.	6,084	164
*Denbury Resources, Inc.	4,000	159
*Forest Oil Corp.	3,780	159
*FMC Technologies Inc.	4,623	148
*Cal Dive International, Inc.	2,551	134
*Calpine Corp.	38,345	130
Cabot Oil & Gas Corp.	3,543	123
*Unit Corp.	2,752	121
*Quicksilver Resources, Inc.	1,888	121
Vintage Petroleum, Inc.	3,931	120
St. Mary Land & Exploration Co.	4,020	116
*Todco	4,300	110
Frontier Oil Corp.	3,648	107

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Cheniere Energy, Inc.	3,400	$106
*Houston Exploration Co.	1,982	105
*Grey Wolf, Inc.	12,829	95
CARBO Ceramics Inc.	1,190	94
*Dynegy, Inc.	19,266	94
*Oceaneering International, Inc.	2,399	93
*Spinnaker Exploration Co.	2,476	88
*Superior Energy Services, Inc.	4,900	87
*Hydrill Co.	1,600	87
Holly Corp.	1,836	86
Berry Petroleum Class A	1,585	84
Penn Virginia Corp.	1,812	81
*Stone Energy Corp.	1,641	80
*Veritas DGC Inc.	2,845	79
*Encore Acquisition Co.	1,915	79
*Swift Energy Co.	2,191	78
*Remington Oil & Gas Corp.	2,158	77
*Whiting Petroleum Corp.	2,117	77
*Hanover Compressor Co.	6,375	73
*Comstock Resources, Inc.	2,865	72
*Bill Barrett Corp.	2,405	71
*Global Industries Ltd.	7,758	66
*Energy Partners, Ltd.	2,498	65
*Universal Compression
Holdings, Inc.	1,762	64
Resource America, Inc.	1,634	63
*W-H Energy Services, Inc.	2,487	62
*SEACOR Holdings Inc.	959	62
*Oil States International, Inc.	2,201	55
*TETRA Technologies, Inc.	1,735	55
*KFX, Inc.	3,800	54
*Petroleum Development Corp.	1,700	54
*Parker Drilling Co.	7,639	54
*Atwood Oceanics, Inc.	754	46
*Enbridge Energy
Management LLC	872	44
*Harvest Natural Resources, Inc.	3,900	43
*Brigham Exploration Co.	4,500	41
Foundation Coal Holdings, Inc.	1,571	41
*Pioneer Drilling Company	2,633	40
*Syntroleum Corp.	3,673	38
Lufkin Industries	1,000	36
*Input/Output, Inc.	5,642	35
*ATP Oil & Gas Corp.	1,487	35
*FuelCell Energy, Inc.	3,060	31
*PetroQuest Energy, Inc.	4,600	30
*The Meridian Resource Corp.	6,249	30
*FX Energy, Inc.	2,700	30
*Core Laboratories NV	1,100	29
*Petrohawk Energy Corp.	2,700	29
*Dril-Quip, Inc.	928	27
*Goodrich Petroleum Corp.	1,300	27
*Plug Power, Inc.	3,736	26
*McMoRan Exploration Co.	1,195	23
*Newpark Resources, Inc.	3,083	23
Gulf Island Fabrication, Inc.	1,148	23
*TransMontaigne Inc.	2,159	23
*Global Power Equipment
Group Inc.	2,715	22
RPC Inc.	1,236	21
*Parallel Petroleum Corp.	2,300	20
Crosstex Energy, Inc.	400	19
*The Exploration Co. of
Delaware, Inc.	4,100	18
*Callon Petroleum Co.	1,066	16
*Clayton Williams Energy, Inc.	447	13
*Westmoreland Coal Co.	500	10
*Double Eagle Petroleum Co.	571	10
*Capstone Turbine Corp.	7,214	9
*Harken Energy Corp.	19,883	9
*Infinity, Inc.	800	7
*Atlas America, Inc.	32	1

		35,796

Materials & Processing (4.0%)
E.I. du Pont de Nemours & Co.	71,390	3,070
Dow Chemical Co.	68,264	3,040
Alcoa Inc.	62,375	1,630
Newmont Mining Corp.
(Holding Co.)	31,651	1,235
Monsanto Co.	19,069	1,199
Weyerhaeuser Co.	17,132	1,090
Praxair, Inc.	23,289	1,085
Masco Corp.	32,110	1,020
International Paper Co.	33,169	1,002
Air Products & Chemicals, Inc.	16,327	985
Archer-Daniels-Midland Co.	42,096	900
PPG Industries, Inc.	12,303	772
Phelps Dodge Corp.	6,790	628
American Standard Cos., Inc.	13,076	548
Georgia Pacific Group	16,646	529
Nucor Corp.	11,338	517
Bunge Ltd.	7,895	501
Rohm & Haas Co.	10,412	482
Freeport-McMoRan Copper &
Gold, Inc. Class B	12,782	479
Vulcan Materials Co.	7,268	472
Ecolab, Inc.	13,854	448
The St. Joe Co.	5,162	421
Lyondell Chemical Co.	15,863	419
Sherwin-Williams Co.	8,572	404
MeadWestvaco Corp.	13,296	373
Precision Castparts Corp.	4,651	362

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Avery Dennison Corp.	6,718	$356
Fluor Corp.	5,936	342
Ashland, Inc.	4,577	329
Eastman Chemical Co.	5,555	306
*Sealed Air Corp.	5,965	297
United States Steel Corp.	8,187	281
*Energizer Holdings, Inc.	4,514	281
Temple-Inland Inc.	7,548	280
Sigma-Aldrich Corp.	4,867	273
Ball Corp.	7,456	268
*Owens-Illinois, Inc.	10,657	267
Engelhard Corp.	8,760	250
Martin Marietta Materials, Inc.	3,351	232
*Pactiv Corp.	10,573	228
*Jacobs Engineering Group Inc.	3,818	215
Lubrizol Corp.	4,770	200
Bemis Co., Inc.	7,204	191
Smurfit-Stone Container Corp.	18,159	185
Louisiana-Pacific Corp.	7,454	183
Sonoco Products Co.	6,619	175
Valspar Corp.	3,508	169
*Crown Holdings, Inc.	11,872	169
Florida Rock Industries, Inc.	2,262	166
Harsco Corp.	2,923	159
Forest City Enterprise Class A	2,173	154
RPM International, Inc.	8,409	154
*The Mosaic Co.	9,467	147
Lafarge North America Inc.	2,236	140
Cabot Corp.	4,180	138
*FMC Corp.	2,435	137
Hughes Supply, Inc.	4,670	131
AptarGroup Inc.	2,547	129
*Huntsman Corp.	6,285	127
Allegheny Technologies Inc.	5,736	127
Bowater Inc.	3,896	126
Corn Products International, Inc.	5,058	120
Airgas, Inc.	4,860	120
*Shaw Group, Inc.	5,562	120
The Timken Co.	5,072	117
Crompton Corp.	8,225	116
*URS Corp.	3,109	116
Great Lakes Chemical Corp.	3,664	115
*Scotts Miracle-Gro Co.	1,614	115
Cytec Industries, Inc.	2,748	109
York International Corp.	2,855	108
Clarcor Inc.	3,688	108
*Hercules, Inc.	7,590	107
Potlatch Corp.	2,037	107
Albemarle Corp.	2,746	100
*USG Corp.	2,299	98
Packaging Corp. of America	4,564	96
Quanex Corp.	1,800	95
Brady Corp. Class A	3,040	94
Olin Corp.	5,051	92
*Washington Group
International, Inc.	1,800	92
*Maverick Tube Corp.	2,982	89
Minerals Technologies, Inc.	1,437	89
*Armor Holdings, Inc.	2,200	87
Texas Industries, Inc.	1,541	87
Cleveland-Cliffs Inc.	1,500	87
USEC Inc.	5,755	84
Commercial Metals Co.	3,508	84
*Lone Star Technologies, Inc.	1,816	83
Simpson Manufacturing Co.	2,700	82
*WCI Communities, Inc.	2,550	82
Acuity Brands, Inc.	3,111	80
Carpenter Technology Corp.	1,540	80
Worthington Industries, Inc.	4,984	79
Steel Dynamics, Inc.	2,955	78
*Hexcel Corp.	4,579	77
*Symyx Technologies, Inc.	2,768	77
H.B. Fuller Co.	2,246	76
*Quanta Services, Inc.	8,679	76
Building Materials Holding Corp.	1,100	76
Longview Fibre Co.	3,700	76
Lennox International Inc.	3,584	76
Delta & Pine Land Co.	2,975	75
*Nalco Holding Co.	3,774	74
Kaydon Corp.	2,657	74
Granite Construction Co.	2,633	74
Albany International Corp.	2,300	74
*Jacuzzi Brands, Inc.	6,753	72
*Dycom Industries, Inc.	3,556	70
Reliance Steel & Aluminum Co.	1,900	70
Watsco, Inc.	1,653	70
*Coeur d'Alene Mines Corp.	19,061	69
*EMCOR Group, Inc.	1,400	68
Brookfield Homes Corp.	1,500	68
Georgia Gulf Corp.	2,191	68
MacDermid, Inc.	2,144	67
Silgan Holdings, Inc.	1,186	67
Mueller Industries Inc.	2,452	66
Ferro Corp.	3,307	66
Eagle Materials, Inc. B Shares	725	66
*Trammell Crow Co.	2,672	65
*NCI Building Systems, Inc.	1,960	64
*RTI International Metals, Inc.	1,900	60
Barnes Group, Inc.	1,709	57
*Titanium Metals Corp.	994	56
*Cabot Microelectronics Corp.	1,921	56
*Tejon Ranch Co.	1,077	55

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*OM Group, Inc.	2,220	$55
Compass Minerals International	2,300	54
Eagle Materials, Inc.	577	53
*Hecla Mining Co.	11,692	53
ElkCorp	1,810	52
*Oregon Steel Mills, Inc.	2,988	51
Wausau Paper Corp.	4,286	51
*Rogers Corp.	1,255	51
*Energy Conversion Devices, Inc.	2,257	51
*AK Steel Corp.	7,845	50
Consolidated-Tomoka Land Co.	580	50
*Mobile Mini, Inc.	1,423	49
Glatfelter	3,839	48
*Apex Silver Mines Ltd.	3,400	47
Spartech Corp.	2,608	46
Gibraltar Industries Inc.	2,450	45
Arch Chemicals, Inc.	1,788	45
*Ceradyne, Inc.	1,850	45
A. Schulman Inc.	2,483	44
*Griffon Corp.	2,000	44
*NS Group Inc.	1,341	44
*PolyOne Corp.	6,571	43
Apogee Enterprises, Inc.	2,808	43
Schnitzer Steel Industries, Inc.
Class A	1,775	42
Universal Forest Products, Inc.	1,000	41
*W.R. Grace & Co.	5,262	41
Neenah Paper Inc.	1,300	40
Royal Gold, Inc.	2,000	40
Tredegar Corp.	2,544	40
Cambrex Corp.	1,989	38
*Avatar Holding, Inc.	734	37
Rock-Tenn Co.	2,900	37
WD-40 Co.	1,299	36
*Graphic Packaging Corp.	9,861	36
*Stillwater Mining Co.	4,786	36
Wellman, Inc.	3,463	35
*Insituform Technologies Inc.
Class A	2,150	34
*GrafTech International Ltd.	7,742	33
*Beacon Roofing Supply, Inc.	1,264	33
Chesapeake Corp. of Virginia	1,587	33
*Terra Industries, Inc.	4,869	33
Metal Management, Inc.	1,700	33
AMCOL International Corp.	1,708	32
CIRCOR International, Inc.	1,299	32
LSI Industries Inc.	2,257	31
*Buckeye Technology, Inc.	3,899	31
Valmont Industries, Inc.	1,200	31
Calgon Carbon Corp.	3,497	31
*Century Aluminum Co.	1,490	30
*Interface, Inc.	3,627	29
*Aleris International Inc	1,267	29
*NuCo2, Inc.	1,100	28
Ryerson Tull, Inc.	1,930	28
*California Coastal
Communities, Inc.	800	27
Alico, Inc.	532	27
*Omnova Solutions Inc.	5,733	27
Myers Industries, Inc.	2,064	26
*Trex Co., Inc.	1,000	26
Greif Inc. Class A	419	26
*Interline Brands, Inc.	1,265	25
*Metals USA, Inc.	1,300	25
*Bluegreen Corp.	1,400	24
*Sunterra Corp.	1,500	24
Aceto Corp.	3,225	24
*Caraustar Industries, Inc.	2,295	24
NL Industries, Inc.	1,564	24
Ennis, Inc.	1,300	24
*AAON, Inc.	1,298	23
*Griffin Land & Nurseries, Inc.	926	23
*Tarragon Realty
Investors Inc. REIT	900	23
UAP Holding Corp.	1,263	21
*Gold Kist Inc.	967	21
Bluelinx Holdings Inc.	1,874	20
Westlake Chemical Corp.	799	20
*Comfort Systems USA, Inc.	2,906	19
*Perini Corp.	1,100	18
*Layne Christensen Co.	856	17
*Unifi, Inc.	3,914	17
*Lydall, Inc.	1,877	16
*DHB Industries, Inc.	1,900	16
*Stratus Properties Inc.	899	16
*Valence Technology Inc.	5,663	16
The Standard Register Co.	1,000	16
Deltic Timber Corp.	400	15
Steel Technologies, Inc.	900	15
Stepan Co.	680	15
*Encore Wire Corp.	1,274	15
*Material Sciences Corp.	988	14
Quaker Chemical Corp.	824	14
*NewMarket Corp.	963	14
*Northwest Pipe Co.	551	13
*A.M. Castle & Co.	820	13
*Infrasource Services Inc.	1,200	12
CompX International Inc.	735	12
*Nashua Corp.	1,299	12
*U.S. Concrete, Inc.	1,800	12
*Medis Technology Ltd.	700	12
Penford Corp.	685	11

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Huttig Building Products, Inc.	965	$11
*Zoltek Cos., Inc.	896	10
*Zapata Corp.	1,600	10
*Drew Industries, Inc.	200	9
*Maxxam Inc.	390	9
Ameron International Corp.	240	9
*WCA Waste Corp.	1,000	9
*Integrated Electrical Services, Inc.	4,211	8
*Wellsford Real Properties Inc.	426	8
Ampco-Pittsburgh Corp.	629	8
*Nonophase Technologies Corp.	1,100	7
*Lesco, Inc.	500	6
*Foamex International, Inc.	4,519	6
Oil-Dri Corp. of America	323	6
*Eden Bioscience Corp.	7,422	6
*Liquidmetal Technologies Inc.	2,600	5
*Baker (Michael) Corp.	200	4
*U.S. Energy Corp.	971	3
*Webco Industries, Inc.	477	3
*EarthShell Corp.	938	3
*Advanced Environmental
Recycling Technologies, Inc.	2,000	2
Anchor Glass Container Corp.	400	1
*Cone Mills Corp.	2,187	--
*BMC Industries, Inc.	4,603	--

		39,585

Producer Durables (4.6%)
United Technologies Corp.	73,450	3,772
The Boeing Co.	54,006	3,564
Caterpillar, Inc.	24,596	2,344
Applied Materials, Inc.	119,541	1,934
Emerson Electric Co.	30,035	1,881
Lockheed Martin Corp.	26,959	1,749
Illinois Tool Works, Inc.	18,024	1,436
Northrop Grumman Corp.	22,907	1,266
Deere & Co.	17,750	1,162
*Xerox Corp.	68,348	943
Danaher Corp.	17,653	924
Ingersoll-Rand Co.	12,276	876
D. R. Horton, Inc.	20,091	756
*Agilent Technologies, Inc.	31,662	729
Pitney Bowes, Inc.	16,492	718
Pulte Homes, Inc.	7,774	655
Centex Corp.	9,062	640
Rockwell Collins, Inc.	12,785	610
KLA-Tencor Corp.	13,913	608
*Lexmark International, Inc.	9,187	596
Lennar Corp. Class A	8,711	553
Parker Hannifin Corp.	8,601	533
Dover Corp.	14,596	531
KB HOME	5,838	445
Cooper Industries, Inc. Class A	6,636	424
*Toll Brothers, Inc.	4,096	416
*NVR, Inc.	430	348
*American Tower Corp. Class A	16,339	343
Goodrich Corp.	8,148	334
*Crown Castle International Corp.	16,061	326
*Waters Corp.	8,629	321
*Thermo Electron Corp.	11,464	308
W.W. Grainger, Inc.	5,507	302
Pentair, Inc.	6,874	294
American Power
Conversion Corp.	12,341	291
*LAM Research Corp.	9,948	288
Molex, Inc.	10,593	276
Pall Corp.	8,891	270
Ryland Group, Inc.	3,380	256
Novellus Systems, Inc.	9,974	246
Diebold, Inc.	5,053	228
Roper Industries Inc.	2,928	209
Cummins Inc.	2,748	205
Ametek, Inc.	4,858	203
Standard Pacific Corp.	2,238	197
Joy Global Inc.	5,700	191
MDC Holdings, Inc.	2,321	191
*Alliant Techsystems, Inc.	2,703	191
Garmin Ltd.	4,200	180
HNI Corp.	3,510	180
Beazer Homes USA, Inc.	2,938	168
*Teradyne, Inc.	13,885	166
Donaldson Co., Inc.	5,356	162
Hubbell Inc. Class B	3,680	162
Graco, Inc.	4,686	160
Herman Miller, Inc.	5,009	154
*Hovnanian Enterprises Inc.
Class A	2,332	152
Tektronix, Inc.	6,335	147
*Mettler-Toledo International Inc.	3,100	144
IDEX Corp.	3,618	140
*Terex Corp.	3,470	137
*Andrew Corp.	10,326	132
*Meritage Corp.	1,632	130
Plantronics, Inc.	3,460	126
Briggs & Stratton Corp.	3,616	125
*AGCO Corp.	6,395	122
Kennametal, Inc.	2,608	120
*Flowserve Corp.	3,904	118
*Thomas & Betts Corp.	4,157	117
*Polycom, Inc.	6,993	104
Engineered Support Systems, Inc.	2,850	102
*Varian Semiconductor
Equipment Associates, Inc.	2,604	96

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Headwaters Inc.	2,800	$96
JLG Industries, Inc.	3,496	96
*ESCO Technologies Inc.	900	91
Crane Co.	3,388	89
*Actuant Corp.	1,852	89
*Esterline Technologies Corp.	2,174	87
Nordson Corp.	2,457	84
Woodward Governor Co.	1,000	84
Mine Safety Appliances Co.	1,811	84
Lincoln Electric Holdings, Inc.	2,522	84
*CUNO Inc.	1,160	83
*Genlyte Group, Inc.	1,700	83
*Moog Inc.	2,625	83
The Manitowoc Co., Inc.	1,955	80
*Powerwave Technologies, Inc.	7,639	78
Cognex Corp.	2,894	76
Curtiss-Wright Corp.	1,383	75
*Itron, Inc.	1,653	74
*SBA Communications Corp.	5,277	71
*Teledyne Technologies, Inc.	2,182	71
*Interdigital Communications Corp.	3,982	70
*Dionex Corp.	1,572	69
*Cymer, Inc.	2,594	68
*Gardner Denver Inc.	1,947	68
*BE Aerospace, Inc.	4,340	68
Watts Water Technologies, Inc.	1,938	65
MTS Systems Corp.	1,900	64
Steelcase Inc.	4,597	64
*Photronics Inc.	2,660	62
Federal Signal Corp.	3,758	59
*Champion Enterprises, Inc.	5,738	57
Regal-Beloit Corp.	1,927	56
NACCO Industries, Inc. Class A	524	56
*Mykrolis Corp.	3,881	55
*Credence Systems Corp.	6,087	55
Baldor Electric Co.	2,261	55
Applied Industrial Technology, Inc.	1,650	53
*Brooks Automation, Inc.	3,532	52
Thomas Industries, Inc.	1,300	52
*Paxar Corp.	2,900	51
A.O. Smith Corp.	1,900	51
Belden CDT Inc.	2,379	50
Stewart & Stevenson
Services, Inc.	2,213	50
*William Lyon Homes, Inc.	514	50
*Littelfuse, Inc.	1,782	50
Technitrol, Inc.	3,443	49
*Blount International, Inc.	2,911	49
Franklin Electric, Inc.	1,238	48
*EnPro Industries, Inc.	1,650	48
*General Cable Corp.	3,152	47
*Taser International Inc.	4,600	46
*Triumph Group, Inc.	1,300	45
*FEI Co.	1,965	45
*Orbital Sciences Corp.	4,451	44
*ATMI, Inc.	1,493	43
*MTC Technologies, Inc.	1,100	41
*Electro Scientific Industries, Inc.	2,259	40
CTS Corp.	3,208	39
*Rofin-Sinar Technologies Inc.	1,200	39
United Industrial Corp.	1,100	39
Technical Olympic USA, Inc.	1,607	39
Tecumseh Products Co. Class A	1,412	39
Helix Technology Corp.	2,901	39
HEICO Corp.	1,623	38
M/I Homes, Inc.	700	38
*Entegris Inc.	3,813	38
*Imagistics International Inc.	1,347	38
*Symmetricom Inc.	3,619	38
*Power-One, Inc.	5,641	36
*Photon Dynamics, Inc.	1,713	35
*Veeco Instruments, Inc.	2,154	35
Cascade Corp.	800	35
*Kulicke & Soffa Industries, Inc.	4,095	32
Levitt Corp. Class A	1,075	32
Cohu, Inc.	1,600	32
*Ultratech, Inc.	1,748	32
*FARO Technologies, Inc.	1,168	32
*Arris Group Inc.	3,555	31
*Applied Films Corp.	1,200	31
*Presstek, Inc.	2,673	30
*Mattson Technology, Inc.	4,200	30
*Sonic Solutions, Inc.	1,600	30
Kimball International, Inc. Class B	2,205	29
Bucyrus International, Inc.	762	29
C & D Technologies, Inc.	3,149	29
Lindsay Manufacturing Co.	1,213	29
*LTX Corp.	5,744	28
*Axcelis Technologies, Inc.	3,974	27
*Astec Industries, Inc.	1,126	26
*Artesyn Technologies, Inc.	2,985	26
*Terayon Communications
Systems, Inc.	8,314	26
*Distributed Energy Systems Corp.	5,650	24
*Kadant Inc.	1,072	23
*MKS Instruments, Inc.	1,383	23
*Zygo Corp.	2,380	23
*Measurement Specialties, Inc.	1,000	23
*Audiovox Corp.	1,490	23
Vicor Corp.	1,686	23
*C-COR Inc.	3,345	23
*American Superconductor Corp.	2,500	23

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

Standex International Corp.	800	$23
*Advanced Energy Industries, Inc.	2,707	21
*The Middleby Corp.	400	21
*Duratek, Inc.	900	21
*A.S.V., Inc.	500	20
*Active Power, Inc.	5,964	19
Robbins & Myers, Inc.	900	19
*Mastec Inc.	2,111	19
Keithley Instruments Inc.	1,165	18
X-Rite Inc.	1,535	18
Applied Signal Technology, Inc.	900	17
*Darling International, Inc.	4,556	17
*Asyst Technologies, Inc.	3,738	17
Gorman-Rupp Co.	765	16
*Palm Harbor Homes, Inc.	845	16
SpectraLink Corp.	1,500	16
*Capital Pacific Holdings, Inc.	1,789	14
*Cavco Industries, Inc.	496	14
*Milacron Inc.	7,340	14
*Magnatek, Inc.	5,290	14
*Ducommun, Inc.	800	14
*Calamp Corp.	1,800	13
Woodhead Industries, Inc.	1,000	13
*Tollgrade Communications, Inc.	1,609	12
*TRC Cos., Inc.	1,000	12
*EMCORE Corp.	2,792	12
*Metrologic Instruments, Inc.	900	11
*Fairchild Corp.	3,873	11
*General Binding Corp.	485	11
*Park-Ohio Holdings Corp.	613	10
Met-Pro Corp.	673	10
*Flanders Corp.	1,100	10
*Arotech Corp.	9,322	10
Alamo Group, Inc.	494	9
*The Allied Defense Group, Inc.	400	9
*FSI International, Inc.	2,384	9
*Nanometrics Inc.	700	9
*AZZ Inc.	465	8
Skyline Corp.	200	8
*Somera Communications, Inc.	5,038	8
HEICO Corp. Class A	396	7
*Axsys Technologies, Inc.	404	7
Tennant Co.	200	7
Orleans Homebuilders, Inc.	300	7
*Therma-Wave Inc.	2,443	6
*Applied Innovation Inc.	1,262	6
*Tut Systems, Inc.	1,866	6
*UQM Technologies, Inc.	1,700	5
Summa Industries	500	4
*Team, Inc.	173	4
*Paragon Technologies, Inc.	270	3
*Virco Manufacturing Corp.	440	3
*Catalytica Energy Systems, Inc.	1,012	2
*Andrea Radio Corp.	3,118	--
*DT Industries, Inc.	1,000	--

		44,844

Technology (12.9%)
Microsoft Corp.	702,253	17,444
Intel Corp.	446,505	11,636
*Cisco Systems, Inc.	463,496	8,857
International Business
Machines Corp.	116,993	8,681
*Dell Inc.	160,320	6,334
Hewlett-Packard Co.	207,635	4,881
QUALCOMM Inc.	117,940	3,893
*Oracle Corp.	280,941	3,708
Texas Instruments, Inc.	123,369	3,463
Motorola, Inc.	175,757	3,209
*EMC Corp.	171,753	2,355
*Apple Computer, Inc.	57,515	2,117
*Corning, Inc.	103,260	1,716
General Dynamics Corp.	12,211	1,338
Raytheon Co.	32,245	1,261
*Symantec Corp.	50,892	1,106
Adobe Systems, Inc.	34,886	998
Analog Devices, Inc.	26,700	996
Computer Associates
International, Inc.	33,926	932
*Lucent Technologies, Inc.	316,629	921
*Sun Microsystems, Inc.	241,261	900
Maxim Integrated Products, Inc.	23,260	889
*Juniper Networks, Inc.	32,741	824
Linear Technology Corp.	21,983	807
*Accenture Ltd.	35,215	798
*Veritas Software Corp.	30,358	741
Electronic Data Systems Corp.	36,588	704
*Broadcom Corp.	19,594	696
*Network Appliance, Inc.	24,441	691
Rockwell Automation, Inc.	13,192	643
Xilinx, Inc.	24,971	637
*Freescale Semiconductor Inc.
Class A	29,523	620
L-3 Communications
Holdings, Inc.	7,766	595
*Computer Sciences Corp.	13,520	591
*Intuit, Inc.	12,586	568
Autodesk, Inc.	16,279	559
National Semiconductor Corp.	25,208	555
*Marvell Technology Group Ltd.	14,300	544
*Flextronics International Ltd.	40,200	531
*Altera Corp.	26,675	529
*NCR Corp.	13,366	469

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Advanced Micro Devices, Inc.	26,076	$452
*Cognizant Technology
Solutions Corp.	9,476	447
*Micron Technology, Inc.	43,603	445
*Affiliated Computer
Services, Inc. Class A	8,590	439
Microchip Technology, Inc.	14,687	435
*Jabil Circuit, Inc.	12,231	376
Scientific-Atlanta, Inc.	10,832	360
*Comverse Technology, Inc.	14,161	335
Seagate Technology	18,065	317
Siebel Systems, Inc.	34,625	308
*NVIDIA Corp.	11,302	302
*McAfee Inc.	11,472	300
Harris Corp.	9,514	297
*BMC Software, Inc.	15,917	286
Applera Corp.-Applied
Biosystems Group	14,059	277
*SanDisk Corp.	11,652	276
*Storage Technology Corp.	7,589	275
*Tellabs, Inc.	31,547	274
*Cadence Design Systems, Inc.	19,376	265
*Citrix Systems, Inc.	12,146	263
*SpectraSite, Inc.	3,500	260
*Avaya Inc.	31,038	258
*Solectron Corp.	67,890	257
Amphenol Corp.	6,320	254
*BEA Systems, Inc.	27,393	241
*LSI Logic Corp.	27,649	235
*Mercury Interactive Corp.	6,023	231
*International Rectifier Corp.	4,820	230
*Arrow Electronics, Inc.	8,251	224
*NAVTEQ Corp.	5,780	215
*Zebra Technologies Corp. Class A	4,896	214
*Ceridian Corp.	10,622	207
*Sanmina-SCI Corp.	37,533	205
*QLogic Corp.	6,578	203
Intersil Corp.	10,736	202
*Western Digital Corp.	14,986	201
*Macromedia, Inc.	5,237	200
*Compuware Corp.	27,826	200
*Avnet, Inc.	8,626	194
*ADC Telecommunications, Inc.	8,232	179
*Synopsys, Inc.	10,427	174
Symbol Technologies, Inc.	17,203	170
*Novell, Inc.	27,180	169
PerkinElmer, Inc.	8,669	164
*Red Hat, Inc.	12,238	160
*Agere Systems Inc.	12,874	154
*Unisys Corp.	24,225	153
*Ingram Micro, Inc. Class A	9,667	151
*JDS Uniphase Corp.	99,545	151
*FLIR Systems, Inc.	4,840	144
*Vishay Intertechnology, Inc.	12,088	143
*Trimble Navigation Ltd.	3,646	142
*MEMC Electronic Materials, Inc.	8,891	140
*Cree, Inc.	5,442	139
*The Titan Corp.	6,003	136
*CACI International, Inc.	2,100	133
*Fairchild Semiconductor
International, Inc.	8,574	126
*Sybase, Inc.	6,801	125
*Parametric Technology Corp.	19,416	124
*F5 Networks, Inc.	2,615	124
*Avid Technology, Inc.	2,309	123
Reynolds & Reynolds Class A	4,547	123
Acxiom Corp.	5,848	122
*PMC Sierra Inc.	12,800	119
*MICROS Systems, Inc.	2,588	116
ADTRAN Inc.	4,650	115
*Hyperion Solutions Corp.	2,823	114
*Cypress Semiconductor Corp.	8,988	113
*Integrated Circuit Systems, Inc.	5,244	108
*Emulex Corp.	5,892	108
*Akamai Technologies, Inc.	7,982	105
*Anteon International Corp.	2,260	103
*3Com Corp.	26,915	98
*Varian, Inc.	2,511	95
DRS Technologies, Inc.	1,844	95
Imation Corp.	2,433	94
*BearingPoint, Inc.	12,806	94
*Maxtor Corp.	17,900	93
*PalmOne, Inc.	3,094	92
*UNOVA, Inc.	3,426	91
*Avocent Corp.	3,484	91
*TIBCO Software Inc.	13,895	91
*Salesforce.com, Inc.	4,427	91
*Benchmark Electronics, Inc.	2,950	90
*RF Micro Devices, Inc.	16,512	90
*Semtech Corp.	5,232	87
*Rambus Inc.	6,394	86
*Hutchinson Technology, Inc.	2,216	85
*Anixter International Inc.	2,286	85
National Instruments Corp.	3,965	84
*Wind River Systems Inc.	5,295	83
*Skyworks Solutions, Inc.	11,258	83
*Sonus Networks, Inc.	16,860	81
*Perot Systems Corp.	5,595	80
*Openwave Systems Inc.	4,831	79
*Progress Software Corp.	2,591	78
*Digitas Inc.	6,838	78
*ANSYS, Inc.	2,188	78

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Coherent, Inc.	2,157	$78
*Tessera Technologies, Inc.	2,324	78
*Websense, Inc.	1,600	77
*Intergraph Corp.	2,223	77
*SRA International, Inc.	2,200	76
*Digital River, Inc.	2,404	76
*Foundry Networks, Inc.	8,801	76
*Integrated Device Technology Inc.	7,060	76
*Macrovision Corp.	3,364	76
*Microsemi Corp.	4,000	75
*Electronics for Imaging, Inc.	3,570	75
*WebEx Communications, Inc.	2,829	75
*Transaction Systems
Architects, Inc.	3,010	74
*FileNET Corp.	2,930	74
*Brocade Communications
Systems, Inc.	18,864	73
*Atmel Corp.	30,833	73
*CIENA Corp.	34,913	73
*Tekelec	4,333	73
*Silicon Laboratories Inc.	2,741	72
*Intermagnetics General Corp.	2,240	69
*Silicon Image, Inc.	6,642	68
*Conexant Systems, Inc.	42,146	68
*Keane, Inc.	4,897	67
*ON Semiconductor Corp.	14,210	65
*RSA Security Inc.	5,650	65
*UTStarcom, Inc.	8,132	61
AVX Corp.	5,005	61
*Komag, Inc.	2,124	60
*FormFactor Inc.	2,264	60
*Quest Software, Inc.	4,380	60
*Gateway, Inc.	17,779	59
*DSP Group Inc.	2,453	59
*OmniVision Technologies, Inc.	4,200	57
*ScanSource, Inc.	1,300	56
*Ixia	2,867	56
*MicroStrategy Inc.	1,043	55
*NetIQ Corp.	4,779	54
*Aspect Communications Corp.	4,802	54
*Power Integrations, Inc.	2,475	53
*Sycamore Networks, Inc.	15,328	53
*Mercury Computer Systems, Inc.	1,921	53
*RealNetworks, Inc.	10,416	52
*Manhattan Associates, Inc.	2,684	52
*Sapient Corp.	6,387	51
*Genesis Microchip Inc.	2,666	49
*CommScope, Inc.	2,812	49
*Exar Corp.	3,277	49
*Merge Technologies, Inc.	2,600	49
*SafeNet, Inc.	1,423	48
Black Box Corp.	1,353	48
*CSG Systems International, Inc.	2,489	47
*Plexus Corp.	3,274	47
*ManTech International Corp.	1,500	47
*Newport Corp.	3,256	45
Talx Corp.	1,550	45
*McDATA Corp. Class A	11,153	45
*Verint Systems Inc.	1,375	44
*Borland Software Corp.	6,421	44
*Dendrite International, Inc.	3,181	44
*Zoran Corp.	3,285	44
*Quantum Corp.	14,535	43
*KEMET Corp.	6,799	43
*Packeteer, Inc.	2,854	40
*Internet Security Systems, Inc.	1,972	40
*Gartner, Inc. Class A	3,750	40
*Kopin Corp.	7,694	39
*Applied Micro Circuits Corp.	15,099	39
*Trident Microsystems, Inc.	1,700	39
*Secure Computing Corp.	3,540	39
*Adaptec, Inc.	9,864	38
*Advanced Digital Information Corp.	5,031	38
*Micromuse Inc.	6,747	38
Bel Fuse, Inc. Class A	1,477	38
Park Electrochemical Corp.	1,500	38
*The TriZetto Group, Inc.	2,692	38
*Extreme Networks, Inc.	9,124	37
*Pixelworks, Inc.	4,356	37
*Synaptics Inc.	1,740	37
*II-VI, Inc.	2,000	37
*Micrel, Inc.	3,192	37
*ViaSat, Inc.	1,800	37
*Ciber, Inc.	4,541	36
*Cirrus Logic, Inc.	6,805	36
*SiRF Technology Holdings, Inc.	2,040	36
*Vitesse Semiconductor Corp.	17,164	36
*Identix, Inc.	7,013	35
*Equinix, Inc.	802	35
*Witness Systems, Inc.	1,906	35
*TriQuint Semiconductor, Inc.	10,426	35
*AMIS Holdings Inc.	2,600	35
*Mentor Graphics Corp.	3,375	35
Agilysys, Inc.	2,191	34
Methode Electronics, Inc. Class A	2,893	34
*Diodes Inc.	1,100	34
*SigmaTel Inc.	1,956	34
*Vignette Corp.	2,916	33
*Informatica Corp.	3,908	33
*Agile Software Corp.	5,155	32
*Tyler Technologies, Inc.	4,266	32
*Interwoven Inc.	4,279	32

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

SS&C Technologies, Inc.	1,000	$32
*TTM Technologies, Inc.	4,134	31
*Interactive Intelligence Inc.	6,107	31
*webMethods, Inc.	5,497	31
*Pinnacle Systems, Inc.	5,519	30
*Ariba, Inc.	5,232	30
Inter-Tel, Inc.	1,614	30
*Kanbay International Inc.	1,299	30
*Integrated Silicon Solution, Inc.	4,033	30
*Lexar Media, Inc.	6,023	30
*eCollege.com Inc.	2,475	29
*Comtech Telecommunications Corp.	900	29
*Blue Coat Systems, Inc.	978	29
*Standard Microsystem Corp.	1,236	29
*Silicon Storage Technology, Inc.	7,150	29
*ScanSoft, Inc.	7,621	29
*Digi International, Inc.	2,421	29
*Radiant Systems, Inc.	2,507	29
*Checkpoint Systems, Inc.	1,610	28
*Harmonic, Inc.	5,833	28
*Actel Corp.	2,000	28
*Magma Design Automation, Inc.	3,300	28
*PDF Solutions, Inc.	2,100	28
*j2 Global Communications, Inc.	796	27
*Keynote Systems Inc.	2,325	27
*Bottomline Technologies, Inc.	1,800	27
*Lawson Software Inc.	5,200	27
*Pericom Semiconductor Corp.	3,280	27
*American Science &
Engineering, Inc.	600	27
*Novatel Wireless, Inc.	2,131	27
*NYFIX, Inc.	4,410	26
*Fargo Electronics	1,300	26
*SonicWALL, Inc.	4,791	26
*Anaren, Inc.	1,960	26
*Aeroflex, Inc.	3,036	25
*RadiSys Corp.	1,556	25
*Westell Technologies, Inc.	4,201	25
*Epicor Software Corp.	1,897	25
*JDA Software Group, Inc.	2,188	25
*MRO Software Inc.	1,696	25
*IXYS Corp.	1,747	25
*Phoenix Technologies Ltd.	3,170	25
*EPIQ Systems, Inc.	1,500	25
*Covansys Corp.	1,908	25
*MIPS Technologies, Inc.	3,383	24
*Excel Technology, Inc.	1,000	24
Daktronics, Inc.	1,200	24
BEI Technologies, Inc.	900	24
*Entrust, Inc.	4,998	24
*Broadwing Corp.	5,175	24
*Lionbridge Technologies, Inc.	3,500	24
*SPSS, Inc.	1,231	24
*InFocus Corp.	5,671	23
*COMARCO, Inc.	3,050	23
*Opsware, Inc.	4,572	23
*Captiva Software Corp.	1,620	23
*E.piphany Inc.	6,636	23
*InterVoice, Inc.	2,669	23
*Verity, Inc.	2,604	23
*Audible, Inc.	1,300	23
*TranSwitch Corp.	10,935	22
*Cogent Communications
Group, Inc.	3,362	22
*NETGEAR, Inc.	1,200	22
*Concur Technologies, Inc.	2,100	22
*ActivCard Corp.	4,800	22
Cubic Corp.	1,224	22
*SeaChange International, Inc.	3,065	22
*Internet Capital Group Inc	2,925	21
*ESS Technology, Inc.	5,075	21
*The Ultimate Software
Group, Inc.	1,300	21
*Captaris Inc.	5,123	21
*SYNNEX Corp.	1,200	21
*MatrixOne, Inc.	4,118	21
*Glenayre Technologies, Inc.	5,369	20
*Stellent Inc.	2,632	20
*Universal Display Corp.	1,911	20
*Sykes Enterprises, Inc.	2,071	20
*PC-Tel, Inc.	2,475	19
*PLX Technology, Inc.	1,900	19
*Altiris, Inc.	1,300	19
*Finisar Corp.	17,994	19
*MRV Communications Inc.	8,615	19
*Redback Networks Inc.	2,917	19
*SERENA Software, Inc.	963	19
*Herley Industries Inc.	1,002	18
*Dynamics Research Corp.	1,261	18
*Chordiant Software, Inc.	9,293	18
Integral Systems, Inc.	799	18
*Niku Corp.	871	18
*Lattice Semiconductor Corp.	4,045	18
*Safeguard Scientifics, Inc.	13,946	18
QAD Inc.	2,299	18
*Dot Hill Systems Corp.	3,300	17
*Aspen Technologies, Inc.	3,311	17
*REMEC Inc	2,689	17
*Ampex Corp. Class A	437	17
*Merix Corp.	2,910	17
*Alliance Semiconductor Corp.	6,610	17
*Stratex Networks, Inc.	9,762	17

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Analysts International Corp.	4,906	$17
*Blackboard Inc.	700	17
*Zhone Technologies	4,993	17
*Iomega Corp.	6,288	17
*Enterasys Networks, Inc.	18,265	16
*Open Solutions Inc.	800	16
*Amkor Technology, Inc.	3,607	16
*Amicas, Inc.	3,490	16
*SupportSoft, Inc.	3,041	16
*Oplink Communications, Inc.	9,088	16
*SeeBeyond Technology Corp.	3,703	15
*Echelon Corp.	2,249	15
*Carrier Access Corp.	3,154	15
*Ditech Communications Corp.	2,329	15
*LCC International, Inc. Class A	4,163	15
*Net2Phone, Inc.	8,273	15
*Mechanical Technology Inc.	4,184	15
*Silicon Graphics, Inc.	20,860	15
*Applied Digital Solutions, Inc.	4,500	15
*Mobius Management
Systems, Inc.	2,203	15
*Intellisync Corp.	5,258	14
*Manugistics Group, Inc.	7,983	14
*EMS Technologies, Inc.	931	14
*Nuance Communications Inc.	3,079	14
*Embarcadero Technologies, Inc.	2,411	14
*Selectica, Inc.	4,294	13
EDO Corp.	440	13
*Cray Inc.	10,600	13
*Neoware Systems, Inc.	1,270	13
*Napster, Inc.	3,088	13
*Motive, Inc.	1,300	13
*QuickLogic Corp.	3,495	13
Syntel, Inc.	792	13
*FalconStor Software, Inc.	1,918	13
*MetaSolv, Inc.	5,311	12
*Computer Horizons Corp.	3,949	12
*NMS Communications Corp.	4,321	12
*Answerthink Consulting
Group, Inc.	3,411	12
*Lasercard Corp.	2,061	12
*Aware, Inc.	1,853	12
*IPIX Corp.	4,843	12
*Catapult Communications Corp.	700	12
*Virage Logic Corp.	1,153	12
*VA Software Corp.	6,843	12
*Art Technology Group, Inc.	11,066	12
*Zix Corp.	3,704	12
*SCM Microsystems, Inc.	4,186	12
*Stratasys, Inc.	350	11
*Gerber Scientific, Inc.	1,636	11
*Optical Communication
Products, Inc.	5,929	11
*PalmSource, Inc.	1,307	11
Lowrance Electronics, Inc.	518	11
*Viewpoint Corp.	6,086	11
*Concurrent Computer Corp.	5,054	11
*Ulticom, Inc.	997	11
*Datastream Systems, Inc.	1,444	11
*Zomax Inc.	3,737	10
*Vitria Technology, Inc.	2,928	10
*Tumbleweed
Communications Corp.	3,880	10
*Loudeye Corp.	13,669	10
*Nu Horizons Electronics Corp.	1,554	10
*ANADIGICS, Inc.	5,006	10
*Sumtotal Systems Inc.	2,141	10
*Actuate Software Corp.	5,144	10
*Transmeta Corp.	15,389	9
*WatchGuard Technologies, Inc.	2,392	9
*Mindspeed Technologies, Inc.	7,618	9
Sunrise Telecom Inc.	4,513	9
*KVH Industries, Inc.	1,000	9
*Computer Task Group, Inc.	2,557	9
*AuthentiDate Holding Corp.	3,400	9
*WJ Communications, Inc.	5,246	9
*Atheros Communications	1,118	9
*Centillium Communications, Inc.	4,148	9
*BindView Development Corp.	3,237	9
*Network Equipment
Technologies, Inc.	1,700	9
*Docucorp International, Inc.	1,179	9
*Lantronix, Inc.	6,475	8
*Bioveris Corp.	1,914	8
*Plumtree Software, Inc.	1,700	8
*Channell Commercial Corp.	1,100	8
*OPNET Technologies, Inc.	1,004	8
*Paradyne Networks, Inc.	4,475	8
*Leadis Technology Inc.	1,000	8
*ePlus Inc.	683	8
*TechTeam Global, Inc.	600	8
*@ Road, Inc.	2,900	8
*Micro Linear Corp.	1,400	8
*Network Engines, Inc.	4,161	7
*Quovadx, Inc.	2,693	7
*Telular Corp.	2,339	7
*Xanser Corp.	2,966	7
*Ramtron International Corp.	2,886	7
*iGATE Corp.	1,874	7
*Centra Software, Inc.	3,329	7
*Avanex Corp.	7,346	7
*Saba Software, Inc.	1,374	6

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Hifn, Inc.	1,066	$6
*Interlink Electronics Inc.	1,100	6
*BroadVision, Inc.	5,057	6
*The SCO Group, Inc.	1,605	6
*Avici Systems Inc.	1,376	6
*Pegasystems Inc.	988	6
*Visual Networks, Inc.	3,538	5
*Sirenza Microdevices, Inc.	1,574	5
*Ezenia!, Inc.	2,547	5
*Wave Systems Corp.	6,508	5
*ONYX Software Corp.	1,345	5
*Superconductor Technologies Inc.	7,300	5
*MTI Technology Corp.	2,045	5
*Technology Solutions Co.	7,836	4
*SAVVIS Communications Corp.	3,840	4
*Kana Software, Inc.	2,458	4
*Jupitermedia Corp.	206	4
*Pemstar Inc.	3,500	3
*On2 Technologies, Inc.	5,693	3
Inforte Corp.	907	3
*Research Frontiers, Inc.	800	3
*Verso Technologies, Inc.	9,594	2
*Interland, Inc.	1,255	2
*Callidus Software Inc.	600	2
*BSQUARE Corp.	3,786	2
*Cherokee International Corp.	533	2
*Tripath Technology Inc.	2,491	2
*Cosine Communications, Inc.	623	1
*Intraware, Inc.	2,604	1
*Dynabazaar, Inc.	3,795	1
*GraphOn Corp.	2,730	1
*Three-Five Systems, Inc.	2,665	1
*Network-1 Security Solutions, Inc.	975	1
Celeritek, Inc.	2,197	1
*Artisoft, Inc.	366	1
*Critical Path, Inc.	1,328	1
*VIA NET.WORKS, Inc.	5,204	--
*eGain Communications Corp.	436	--
*Direct Insite Corp.	73	--
*Media 100 Inc.	1,614	--

		126,117

Utilities (6.9%)
Verizon Communications Inc.	198,487	6,858
SBC Communications Inc.	237,590	5,643
*Comcast Corp. Class A	128,690	3,951
BellSouth Corp.	131,353	3,490
Sprint Corp.	100,116	2,512
Exelon Corp.	47,617	2,444
*Nextel Communications, Inc.	73,613	2,378
Duke Energy Corp.	67,126	1,996
Southern Co.	52,843	1,832
Dominion Resources, Inc.	24,399	1,791
TXU Corp.	16,563	1,376
ALLTEL Corp.	21,605	1,346
Entergy Corp.	16,008	1,209
FirstEnergy Corp.	23,482	1,130
AT&T Corp.	56,888	1,083
FPL Group, Inc.	25,206	1,060
American Electric Power Co., Inc.	28,356	1,045
Public Service Enterprise
Group, Inc.	16,996	1,034
PG&E Corp.	26,838	1,007
Edison International	22,162	899
Consolidated Edison Inc.	17,378	814
PPL Corp.	13,540	804
*Comcast Corp. Special Class A	26,044	780
Ameren Corp.	13,913	769
Progress Energy, Inc.	16,835	762
*AES Corp.	44,238	725
Constellation Energy Group, Inc.	12,553	724
Sempra Energy	15,191	628
Kinder Morgan, Inc.	7,110	592
DTE Energy Co.	12,503	585
Cinergy Corp.	13,022	584
Xcel Energy, Inc.	28,698	560
*Cablevision Systems NY Group
Class A	15,760	507
KeySpan Corp.	12,394	504
NiSource, Inc.	19,400	480
MCI Inc.	17,258	444
*Qwest Communications
International Inc.	109,422	406
Questar Corp.	6,026	397
*NTL Inc.	5,018	343
Wisconsin Energy Corp.	8,373	327
SCANA Corp.	7,631	326
Citizens Communications Co.	24,027	323
Pepco Holdings, Inc.	13,437	322
Pinnacle West Capital Corp.	6,947	309
Energy East Corp.	10,491	304
*NII Holdings Inc.	4,731	302
CenturyTel, Inc.	8,129	281
TECO Energy, Inc.	14,766	279
*Western Wireless Corp. Class A	6,315	267
CenterPoint Energy Inc.	19,841	262
DPL Inc.	9,047	248
*Allegheny Energy, Inc.	9,827	248
*Southwestern Energy Co.	5,142	242
NSTAR	7,646	236
*CMS Energy Corp.	15,466	233
ONEOK, Inc.	7,062	231
Alliant Energy Corp.	8,058	227

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

MDU Resources Group, Inc.	7,629	$215
*Nextel Partners, Inc.	8,478	213
UGI Corp. Holding Co.	7,376	206
Aqua America, Inc.	6,813	203
AGL Resources Inc.	5,155	199
Northeast Utilities	9,215	192
OGE Energy Corp.	6,388	185
Energen Corp.	4,964	174
Great Plains Energy, Inc.	5,291	169
Puget Energy, Inc.	7,158	167
National Fuel Gas Co.	5,636	163
Atmos Energy Corp.	5,654	163
Telephone & Data
Systems, Inc.-Special	4,164	160
*Southern Union Co.	6,416	158
Vectren Corp.	5,446	156
Hawaiian Electric Industries Inc.	5,724	153
Westar Energy, Inc.	6,146	148
WPS Resources Corp.	2,492	140
Western Gas Resources, Inc.	3,974	139
PNM Resources Inc.	4,649	134
Piedmont Natural Gas, Inc.	5,422	130
Telephone & Data Systems, Inc.	3,164	129
NICOR Inc.	3,041	125
*Kinder Morgan Management, LLC	2,667	123
Peoples Energy Corp.	2,668	116
WGL Holdings Inc.	3,388	114
Duquesne Light Holdings, Inc.	5,486	102
*Sierra Pacific Resources	8,150	101
*Alamosa Holdings, Inc.	7,283	101
ALLETE, Inc.	1,912	95
*Level 3 Communications, Inc.	46,987	95
NorthWestern Corp.	2,917	92
IDACORP, Inc.	2,900	89
New Jersey Resources Corp.	1,823	88
UniSource Energy Corp.	2,750	85
Northwest Natural Gas Co.	2,133	82
Black Hills Corp.	2,212	82
Avista Corp.	4,345	81
*U.S. Cellular Corp.	1,566	78
*El Paso Electric Co.	3,800	78
*Cincinnati Bell Inc.	17,532	75
Commonwealth Telephone
Enterprises, Inc.	1,784	75
Cleco Corp.	3,464	75
UIL Holdings Corp.	1,379	74
MGE Energy, Inc.	2,021	74
Southwest Gas Corp.	2,816	72
*Aquila, Inc.	19,182	69
South Jersey Industries, Inc.	1,100	67
Otter Tail Corp.	2,258	62
*Premiere Global Services, Inc.	5,368	61
*USA Mobility, Inc.	2,000	59
California Water Service Group	1,400	53
The Laclede Group, Inc.	1,600	51
*IDT Corp. Class B	3,858	51
Empire District Electric Co.	2,004	48
*Price Communications Corp.	2,662	46
*UbiquiTel Inc.	5,558	45
CH Energy Group, Inc.	906	44
SJW Corp.	883	42
*General Communication, Inc.	4,000	39
*Dobson Communications Corp.	9,100	39
American States Water Co.	1,171	34
*Mediacom Communications Corp.	4,945	34
*Centennial Communications Corp.
Class A	2,080	29
Surewest Communications	1,100	28
Iowa Telecommunications
Services Inc.	1,500	28
Connecticut Water Services, Inc.	1,106	28
Cascade Natural Gas Corp.	1,300	27
*Time Warner Telecom Inc.	3,954	23
*IDT Corp.	1,658	22
*Talk America Holdings, Inc.	2,035	20
Central Vermont Public
Service Corp.	982	18
*Intrado Inc.	1,200	18
Southwest Water Co.	1,490	18
Middlesex Water Co.	840	16
*Suncom Wireless Holdings, Inc.
Class A	7,286	16
Maine &Maritimes Corp.	624	15
Shenandoah
Telecommunications Co.	310	12
Green Mountain Power Corp.	399	12
Atlantic Tele-Network, Inc.	380	11
D&E Communications, Inc.	629	6
Hector Communications Corp.	219	5
*Primus Telecommunications
Group, Inc.	6,670	4
*Covista Communications, Inc.	3,805	4
*Penn Octane Corp.	3,564	1
*Pac-West Telecom, Inc.	1,175	1
*Trinsic, Inc.	390	--
*FiberNet Telecom Group, Inc.	1	--

		67,533

Other (4.4%)
General Electric Co.	758,137	26,269
Tyco International Ltd.	144,300	4,214
3M Co.	52,530	3,798
Honeywell International Inc.	57,806	2,117

Institutional Total Stock Market Index Fund	Shares	Market Value^ (000)

*Berkshire Hathaway Inc.
Class A	19	$1,586
Fortune Brands, Inc.	10,309	915
Johnson Controls, Inc.	13,644	769
Textron, Inc.	8,829	670
Eaton Corp.	10,350	620
ITT Industries, Inc.	6,232	608
Brunswick Corp.	6,473	280
SPX Corp.	5,316	244
Hillenbrand Industries, Inc.	3,904	197
Teleflex Inc.	2,564	152
Carlisle Co., Inc.	2,196	151
Walter Industries, Inc.	2,509	101
Trinity Industries, Inc.	3,127	100
*McDermott International, Inc.	4,235	89
Lancaster Colony Corp.	1,947	84
*GenCorp, Inc.	4,189	81
*Berkshire Hathaway Inc. Class B	20	56
*Sequa Corp. Class A	615	41
Kaman Corp. Class A	1,800	32
Raven Industries, Inc.	1,000	23
*United Capital Corp.	246	6
*Foster Wheeler Ltd. Class B
Warrants Exp. 9/24/2007	6,755	3

		43,206

TOTAL COMMON STOCKS
(Cost $844,655)		970,588

TEMPORARY CASH INVESTMENTS (0.5%)(1)

Money Market Funds (0.4%)
Vanguard Market Liquidity
Fund, 3.139%**	2,470,978	2,471
Vanguard Market Liquidity
Fund, 3.139%**--Note E	1,379,900	1,380

		3,851

	Face
	Amount
	(000)

U.S. Agency Obligation (0.1%)
Federal Home Loan Mortgage Corp.+
(2) 3.002%, 7/19/2005	$1,000	998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,849)		4,849

TOTAL INVESTMENTS (100.0%)
(Cost $849,504)		975,437

OTHER ASSETS AND LIABILITIES (0.0%)

Other Assets		$2,036
Liabilities--Note E		(1,556)

		480

NET ASSETS (100%)		$975,917

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. † The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
See Note C in Notes to Financial Statements.
(2)Securities with a value of $998,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund	Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$1,011,806
Undistributed Net Investment Income	669
Accumulated Net Realized Losses	(162,486)
Unrealized Appreciation (Depreciation)
Investment Securities	125,933
Futures Contracts	(5)

NET ASSETS	$975,917

Institutional Shares--Net Assets
Applicable to 24,553,821 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$628,076

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$25.58

Institutional Plus Shares--Net Assets
Applicable to 13,597,762 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$347,841

NET ASSET VALUE PER SHARE--
INSTITUTIONAL PLUS SHARES	$25.58

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Institutional Total Stock Market Index Fund Six Months Ended June 30, 2005 (000)

INVESTMENT INCOME
Income
Dividends	$8,689
Interest	108
Security Lending	103

Total Income	8,900

Expenses
The Vanguard Group--Note B
Management and Administrative
Institutional Shares	179
Institutional Plus Shares	54

Total Expenses	233

NET INVESTMENT INCOME	8,667

REALIZED NET GAIN (LOSS)
Investment Securities Sold	25,721
Futures Contracts	225

REALIZED NET GAIN (LOSS)	25,946

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	(38,475)
Futures Contracts	(157)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(38,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,019)

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Institutional Total Stock Market Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$8,667	$19,405
Realized Net Gain (Loss)	25,946	(13)
Change in Unrealized Appreciation (Depreciation)	(38,632)	118,890

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,019)	138,282

Distributions
Net Investment Income
Institutional Shares	(4,970)	(11,163)
Institutional Plus Shares	(3,152)	(8,095)
Realized Capital Gain
Institutional Shares	--	--
Institutional Plus Shares	--	--

Total Distributions	(8,122)	(19,258)

Capital Share Transactions--Note F
Institutional Shares	(150,646)	152,417
Institutional Plus Shares	(101,198)	(73,783)

Net Increase (Decrease) from Capital Share Transactions	(251,844)	78,634

Total Increase (Decrease)	(263,985)	197,658

Net Assets
Beginning of Period	1,239,902	1,042,244

End of Period	$975,917	$1,239,902

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Institutional Total Stock Market Index Fund Institutional Shares

	Six Months Ended June 30,	Year Ended December 31,			Aug. 31* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$25.83	$23.33	$18.00	$23.10	$22.72

Investment Operations
Net Investment Income	.21	.425**	.33	.32	.098
Net Realized and Unrealized Gain (Loss) on Investments	(.26)	2.498	5.33	(5.10)	.421

Total from Investment Operations	(.05)	2.923	5.66	(4.78)	.519

Distributions
Dividends from Net Investment Income	(.20)	(.423)	(.33)	(.32)	(.139)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.20)	(.423)	(.33)	(.32)	(.139)

Net Asset Value, End of Period	$25.58	$25.83	$23.33	$18.00	$23.10

Total Return	-0.18%	12.65%	31.70%	-20.77%	2.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$628	$789	$563	$245	$358
Ratio of Total Expenses to Average Net Assets	0.05%†	0.06%	0.06%	0.06%	0.06%†
Ratio of Net Investment Income to Average Net Assets	1.58%†	1.83%**	1.62%	1.45%	1.33%†
Portfolio Turnover Rate††	12%‡	22%	11%	9%	15%

*Inception.
**Net investment income per share and the ratio of net investment income to average net assets include $.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
† Annualized.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
‡ Annualized; includes activity related to a change in the fund’s target index.

Institutional Total Stock Market Index Fund Institutional Plus Shares

	Six Months Ended June 30,	Year Ended December 31,			May 31* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$25.83	$23.33	$18.00	$23.10	$25.00

Investment Operations
Net Investment Income	.213	.434**	.337	.327	.151
Net Realized and Unrealized Gain (Loss) on Investments	(.260)	2.498	5.330	(5.100)	(1.900)

Total from Investment Operations	(.047)	2.932	5.667	(4.773)	(1.749)

Distributions
Dividends from Net Investment Income	(.203)	(.432)	(.337)	(.327)	(.151)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.903)	(.432)	(.337)	(.327)	(.151)

Net Asset Value, End of Period	$25.58	$25.83	$23.33	$18.00	$23.10

Total Return	-0.17%	12.69%	31.74%	-20.74%	-6.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$348	$451	$479	$680	$1,189
Ratio of Total Expenses to Average Net Assets	0.025%†	0.025%	0.025%	0.025%	0.025%†
Ratio of Net Investment Income to Average Net Assets	1.62%†	1.87%**	1.64%	1.48%	1.36%†
Portfolio Turnover Rate††	12%‡	22%	11%	9%	15%

*Inception.
**Net investment income per share and the ratio of net investment income to average net assets include $.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
† Annualized.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
‡ Annualized; includes activity related to a change in the fund’s target index.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2005, the fund realized $32,475,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the fund had available realized losses of $155,805,000 to offset future net capital gains of $4,981,000 through December 31, 2009, $99,548,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, and $1,914,000 through December 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2005, net unrealized appreciation of investment securities for tax purposes was $125,933,000, consisting of unrealized gains of $218,520,000 on securities that had risen in value since their purchase and $92,587,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	14	$4,184	$(26)
Russell 2000 Index	3	965	23
S&P MidCap 400 Index	2	688	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2005, the fund purchased $100,943,000 of investment securities and sold $346,822,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at June 30, 2005, was $998,000, for which the fund received cash collateral of $1,380,000.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Institutional Shares
Issued	$15,447	614	$335,750	13,964
Issued in Lieu of Cash Distributions	4,970	197	8,956	364
Redeemed	(171,063)	(6,785)	(192,289)	(7,936)

Net Increase (Decrease)--Institutional Shares	(150,646)	(5,974)	152,417	6,392

Institutional Plus Shares
Issued	--	--	1,183	49
Issued in Lieu of Cash Distributions	--	--	290	12
Redeemed	(101,198)	(3,872)	(75,256)	(3,124)

Net Increase (Decrease)--Institutional Plus Shares	(101,198)	(3,872)	(73,783)	(3,063)

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005
Institutional Total Stock Market Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*

Based on Actual Fund Return
Institutional Shares	$1,000.00	$998.19	$0.25
Institutional Plus Shares	1,000.00	998.31	0.12

Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.55	$0.25
Institutional Plus Shares	1,000.00	1,024.67	0.13

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund prospectus.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the “Performance Summary” section of this report.

COST

The fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that Vanguard Institutional Total Stock Market Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online. You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q8712 082005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD INSTITUTIONAL INDEX FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.